UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06241

Loomis Sayles Funds II

(Exact name of registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

Natixis Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of June 30, 2018 (Unaudited)

Loomis Sayles Global Allocation Fund

Shares	Description	Value (†)
Common Stocks – 66.6% of Net Assets
	Canada – 1.6%
590,500	CGI Group, Inc., Class A(a)	$37,420,268

	China – 3.0%
369,578	Alibaba Group Holding Ltd., Sponsored ADR(a)	68,567,806

	France – 1.6%
275,573	Thales S.A.	35,453,525

	Hong Kong – 2.9%
7,405,400	AIA Group Ltd.	64,511,485

	India – 0.8%
615,062	HDFC Bank Ltd.	19,230,291

	Japan – 1.1%
504,187	Nomura Research Institute Ltd.	24,393,206

	Sweden – 2.2%
1,052,557	Assa Abloy AB	22,326,409
680,478	Atlas Copco AB, Class A	19,707,002
671,664	Epiroc AB, Class A(a)	7,048,282

		49,081,693

	Switzerland – 5.8%
189,500	Dufry AG, (Registered)	24,101,141
25,662	Geberit AG, (Registered)	10,987,542
296,225	Julius Baer Group Ltd.	17,350,322
529,398	Nestle S.A., (Registered)	41,028,770
241,943	Temenos AG, (Registered)	36,384,973

		129,852,748

	United Kingdom – 4.6%
1,272,126	Halma PLC	22,906,290
11,131,984	Legal & General Group PLC	38,937,872
480,855	London Stock Exchange Group PLC	28,307,695
158,594	Reckitt Benckiser Group PLC	13,030,850

		103,182,707

	United States – 43.0%
210,535	Accenture PLC, Class A	34,441,421
22,834	Alphabet, Inc., Class C(a)	25,474,752
41,182	Alphabet, Inc., Class A(a)	46,502,303
34,165	Amazon.com, Inc.(a)	58,073,667
4,058	Arconic, Inc.	69,027
8,757	Booking Holdings, Inc.(a)	17,751,227
576,965	CBRE Group, Inc., Class A(a)	27,544,309
212,276	Colgate-Palmolive Co.	13,757,607
494,926	Danaher Corp.	48,839,298
670	Dex Media, Inc.(a)(b)	6,968

Shares	Description	Value (†)
Common Stocks – continued
	United States – continued
201,600	EOG Resources, Inc.	$25,085,088
304,934	Facebook, Inc., Class A(a)	59,254,775
169,024	Goldman Sachs Group, Inc. (The)	37,281,624
783	Hawaiian Telcom Holdco, Inc.(a)	22,644
526,504	Intercontinental Exchange, Inc.	38,724,369
283,137	LyondellBasell Industries NV, Class A	31,102,599
214,477	M&T Bank Corp.	36,493,261
409,925	Marriott International, Inc., Class A	51,896,505
291,710	McCormick & Co., Inc.	33,864,614
45,559	Mettler-Toledo International, Inc.(a)	26,361,804
155,271	Northrop Grumman Corp.	47,776,887
4,242	NVR, Inc.(a)	12,600,225
242,873	Roper Technologies, Inc.	67,011,089
191,814	S&P Global, Inc.	39,108,956
164,144	Sherwin-Williams Co. (The)	66,900,170
357,312	Texas Instruments, Inc.	39,393,648
155,226	Travelers Cos., Inc. (The)	18,990,349
72,377	Tyler Technologies, Inc.(a)	16,074,932
198,964	UnitedHealth Group, Inc.	48,813,828

		969,217,946

	Total Common Stocks (Identified Cost $1,089,971,317)	1,500,911,675

Principal Amount (‡)
Bonds and Notes – 24.6%
Non-Convertible Bonds – 24.1%
	Argentina – 0.2%
$775,000	Provincia de Buenos Aires, 9.125%, 3/16/2024, 144A	749,898
535,000	Republic of Argentina, 6.875%, 4/22/2021	526,975
1,280,000	Republic of Argentina, 7.125%, 6/28/2117	974,720
1,390,000	Republic of Argentina, 7.625%, 4/22/2046	1,121,730
1,270,000	YPF S.A., 8.750%, 4/04/2024, 144A	1,254,760
17,745,000	YPF S.A., 16.500%, 5/09/2022, 144A, (ARS)	456,542

		5,084,625

	Australia – 0.2%
1,675,000	Australia Government Bond, Series 133, 5.500%, 4/21/2023, (AUD)(c)	1,420,386
970,000	Commonwealth Bank of Australia, 1.375%, 9/06/2018, 144A(c)	968,347
1,150,000	Commonwealth Bank of Australia, 2.250%, 3/10/2020, 144A(c)	1,133,555
670,000	GAIF Bond Issuer Pty Ltd., 3.400%, 9/30/2026, 144A(c)	626,904

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Australia – continued
$110,000		Incitec Pivot Finance LLC, 6.000%, 12/10/2019, 144A	$113,730
935,000		National Australia Bank, 2.500%, 1/12/2021(c)	916,543
95,000		Sydney Airport Finance Co. Pty Ltd., 3.375%, 4/30/2025, 144A	90,874

			5,270,339

		Belgium – 0.1%
1,040,000		Anheuser-Busch InBev Finance, Inc., 3.650%, 2/01/2026	1,018,101
440,000		Solvay Finance (America) LLC, 3.400%, 12/03/2020, 144A	441,438

			1,459,539

		Brazil – 0.7%
800,000		Braskem Finance Ltd., 5.750%, 4/15/2021, 144A	826,008
8,500	(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2025, (BRL)	1,963,796
2,250	(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2019, (BRL)	561,026
8,815	(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2021, (BRL)	2,199,653
2,300	(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2027, (BRL)	515,794
1,085,000		Brazilian Government International Bond, 4.625%, 1/13/2028	979,212
1,000,000		CIMPOR Financial Operations BV, 5.750%, 7/17/2024, 144A	800,000
400,000		Cosan Luxembourg S.A., 5.000%, 3/14/2023, 144A	376,000
1,100,000		Embraer Netherlands Finance BV, 5.050%, 6/15/2025(c)	1,114,987
1,045,000		Klabin Finance S.A., 5.250%, 7/16/2024	1,016,262
1,140,000		Petrobras Global Finance BV, 4.375%, 5/20/2023	1,068,180
860,000		Petrobras Global Finance BV, 5.999%, 1/27/2028	778,300
1,825,000		Petrobras Global Finance BV, 5.999%, 1/27/2028, 144A	1,651,625
300,000		Petrobras Global Finance BV, 6.875%, 1/20/2040	271,350
575,000		Raizen Fuels Finance S.A., 5.300%, 1/20/2027, 144A	553,438
500,000		Tupy Overseas S.A., 6.625%, 7/17/2024, 144A	500,750

			15,176,381

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Canada – 1.7%
$447,260	Air Canada Pass Through Trust, Series 2015-2, Class A, 4.125%, 6/15/2029, 144A(c)	$443,637
895,000	Air Canada Pass Through Trust, Series 2017-1, Class AA, 3.300%, 7/15/2031, 144A(c)	860,068
505,000	Alimentation Couche-Tard, Inc., 3.550%, 7/26/2027, 144A	478,718
815,000	Bank of Montreal, 1.750%, 6/15/2021, 144A(c)	783,769
3,000,000	BMW Canada Auto Trust, Series 2017-1A, Class A2, 1.677%, 5/20/2020, 144A, (CAD)(c)	2,272,369
5,720,000	Canadian Government Bond, 0.500%, 3/01/2022, (CAD)(c)	4,119,105
15,925,000	Canadian Government International Bond, 1.750%, 9/01/2019, (CAD)(c)	12,106,222
970,000	Canadian Imperial Bank of Commerce, 1.600%, 9/06/2019(c)	955,729
800,000	CPPIB Capital, Inc., 0.375%, 6/20/2024, 144A, (EUR)(c)	935,417
430,000	Enbridge, Inc., 2.900%, 7/15/2022	417,651
905,000	Export Development Canada, 1.800%, 9/01/2022, (CAD)(c)	675,709
1,335,000	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A2, 2.616%, 7/12/2047, 144A, (CAD)(c)	1,008,950
6,165,000	Province of Ontario Canada, 1.250%, 6/17/2019(c)	6,086,306
7,200,000	Province of Ontario Canada, 1.875%, 5/21/2020(c)	7,074,156
600,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)(c)	473,300

		38,691,106

	Chile – 0.4%
815,000,000	Bonos de la Tesoreria de la Republica de Chile, 4.500%, 3/01/2026, (CLP)(c)	1,243,158
1,250,000	Corp. Nacional del Cobre de Chile, 3.625%, 8/01/2027, 144A(c)	1,190,662
1,160,000	Corp. Nacional del Cobre de Chile, 4.500%, 9/16/2025, 144A(c)	1,184,569
525,000	Enel Chile S.A., 4.875%, 6/12/2028	528,202
250,000	Engie Energia Chile S.A., 5.625%, 1/15/2021, 144A	258,742
800,000	Inversiones CMPC S.A., 4.375%, 5/15/2023, 144A(c)	796,261
240,000	Latam Airlines Group S.A., 7.250%, 6/09/2020, 144A	245,148
761,064	Latam Airlines Pass Through Trust, Series 2015-1, Class A, 4.200%, 8/15/2029	719,815
489,874	Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.500%, 8/15/2025	468,222

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Chile – continued
$950,000	Latam Finance Ltd., 6.875%, 4/11/2024, 144A	$928,625
935,000	Republic of Chile, 3.240%, 2/06/2028(c)	892,457
1,120,000	Transelec S.A., 4.250%, 1/14/2025, 144A(c)	1,089,491

		9,545,352

	China – 0.2%
920,000	Alibaba Group Holding Ltd., 3.400%, 12/06/2027(c)	857,199
700,000	Baidu, Inc., 3.250%, 8/06/2018(c)	700,149
795,000	Baidu, Inc., 3.875%, 9/29/2023	789,610
400,000	China Resources Gas Group Ltd., 4.500%, 4/05/2022, 144A(c)	407,591
905,000	Industrial & Commercial Bank of China Ltd., 2.957%, 11/08/2022(c)	877,560
985,000	Sinopec Group Overseas Development 2017 Ltd., 2.375%, 4/12/2020, 144A(c)	969,339
500,000	Tencent Holdings Ltd., 2.985%, 1/19/2023, 144A(c)	486,145

		5,087,593

	Colombia – 0.2%
1,265,000,000	Emgesa S.A. E.S.P., 8.750%, 1/25/2021, 144A, (COP)	451,137
2,140,000,000	Empresas Publicas de Medellin E.S.P., 8.375%, 2/01/2021, 144A, (COP)(c)	745,529
575,000	Republic of Colombia, 3.875%, 4/25/2027	556,025
200,000,000	Republic of Colombia, 7.750%, 4/14/2021, (COP)	71,701
6,150,000,000	Titulos De Tesoreria, 7.500%, 8/26/2026, (COP)(c)	2,222,557

		4,046,949

	Denmark – 0.0%
670,000	Danske Bank AS, 3.875%, 9/12/2023, 144A	664,799

	Dominican Republic – 0.1%
1,410,000	Dominican Republic, 5.500%, 1/27/2025, 144A	1,399,171
590,000	Dominican Republic, 5.950%, 1/25/2027, 144A	590,024
425,000	Dominican Republic, 8.625%, 4/20/2027, 144A	480,250

		2,469,445

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	France – 0.5%
$970,000	Air Liquide Finance S.A., 1.375%, 9/27/2019, 144A(c)	$952,297
200,000	AXA S.A., 7.125%, 12/15/2020, (GBP)	297,063
205,000	BNP Paribas S.A., 4.375%, 5/12/2026, 144A	198,889
250,000	Credit Agricole S.A., 4.125%, 1/10/2027, 144A	241,867
390,000	Credit Agricole S.A., (fixed rate to 6/23/2026, variable rate thereafter), 7.500%, (GBP)(d)	553,097
735,000	Danone S.A., 1.691%, 10/30/2019, 144A(c)	722,440
500,000	Dexia Credit Local S.A., 2.250%, 2/18/2020, 144A(c)	494,963
1,100,000	Electricite de France SA, (fixed rate to 1/29/2026, variable rate thereafter), 6.000%, (GBP)(d)	1,475,316
3,115,000	French Republic Government Bond OAT, 4.250%, 10/25/2023, (EUR)(c)	4,485,710
1,015,000	Societe Generale S.A., 4.750%, 11/24/2025, 144A(c)	1,000,929
475,000	Societe Generale S.A., (fixed rate to 4/07/2021, variable rate thereafter), 6.750%, (EUR)(d)	592,148

		11,014,719

	Germany – 0.2%
500,000	Allianz SE, (fixed rate to 7/07/2025, variable rate thereafter), 2.241%, 7/07/2045, (EUR)(c)	576,662
1,150,000	Bayer U.S. Finance II LLC, 4.250%, 12/15/2025, 144A	1,156,153
235,000	Commerzbank AG, EMTN, 4.000%, 3/23/2026, (EUR)	290,089
675,000	Daimler Finance North America LLC, 1.750%, 10/30/2019, 144A(c)	663,156
200,000	Deutsche Bank AG, EMTN, 4.500%, 5/19/2026, (EUR)	235,892
380,000	Deutsche Telekom International Finance BV, 2.820%, 1/19/2022, 144A	368,998
1,150,000	Deutsche Telekom International Finance BV, 4.375%, 6/21/2028, 144A	1,140,901

		4,431,851

	Hong Kong – 0.1%
355,000	AIA Group Ltd., 3.200%, 3/11/2025, 144A(c)	340,929
1,135,000	AIA Group Ltd., 3.900%, 4/06/2028, 144A	1,132,086

		1,473,015

	India – 0.1%
650,000	Greenko Dutch BV, 5.250%, 7/24/2024, 144A	590,460

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	India – continued
$1,630,000	ICICI Bank Ltd., 3.800%, 12/14/2027	$1,495,038

		2,085,498

	Indonesia – 0.5%
875,000	Chandra Asri Petrochemical Tbk PT, 4.950%, 11/08/2024	760,726
300,000	Indonesia Government International Bond, 4.125%, 1/15/2025, 144A	294,480
735,000	Indonesia Government International Bond, 4.750%, 1/08/2026	744,911
34,000,000,000	Indonesia Government International Bond, 7.000%, 5/15/2022, (IDR)	2,324,006
35,310,000,000	Indonesia Government International Bond, 8.250%, 7/15/2021, (IDR)	2,504,718
3,500,000,000	Indonesia Government International Bond, 9.500%, 7/15/2023, (IDR)	260,363
781,000,000	Indonesia Government International Bond, 11.500%, 9/15/2019, (IDR)	56,872
14,000,000,000	Indonesia Treasury Bond, 8.375%, 3/15/2024, (IDR)(c)	997,976
795,000	Perusahaan Listrik Negara PT, 5.250%, 10/24/2042, 144A	724,642
545,000	Republic of Indonesia, 2.875%, 7/08/2021, 144A, (EUR)	675,263
525,000	Republic of Indonesia, 4.750%, 1/08/2026, 144A	532,193

		9,876,150

	Ireland – 0.0%
475,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.500%, 5/15/2021	483,966

	Israel – 0.1%
510,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	505,790
780,000	Teva Pharmaceutical Finance Netherlands II B.V., 0.375%, 7/25/2020, (EUR)	887,000

		1,392,790

	Italy – 0.4%
500,000	Assicurazioni Generali S.p.A., EMTN, 4.125%, 5/04/2026, (EUR)	607,517
665,000	Enel Finance International NV, 1.375%, 6/01/2026, (EUR)	753,631
210,000	Enel Finance International NV, EMTN, 1.125%, 9/16/2026, (EUR)	231,883
425,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	388,604
530,000	Intesa Sanpaolo SpA, EMTN, 3.928%, 9/15/2026, (EUR)	625,973

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Italy – continued
4,255,000	Italy Buoni Poliennali Del Tesoro, 5.000%, 3/01/2022, (EUR)	$5,595,121
430,000	UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032, 144A	383,569

		8,586,298

	Japan – 0.1%
940,000	MUFG Bank Ltd., 2.150%, 9/14/2018, 144A(c)	939,097
1,165,000	Nomura Holdings, Inc., GMTN, 2.750%, 3/19/2019(c)	1,164,625

		2,103,722

	Korea – 0.4%
765,000	Export-Import Bank of Korea, 3.000%, 11/01/2022(c)	744,221
1,100,000	Hyundai Capital Services, Inc., 3.750%, 3/05/2023, 144A	1,082,841
1,575,000	Kia Motors Corp., 3.000%, 4/25/2023, 144A	1,499,211
630,000	Korea Development Bank (The), MTN, 4.500%, 11/22/2019, (AUD)(c)	475,394
910,000	Korea Gas Corp., 2.750%, 7/20/2022, 144A(c)	877,486
670,000	KT Corp., 2.500%, 7/18/2026, 144A(c)	597,962
1,125,000	Minera y Metalurgica del Boleo S.A. de CV, 2.875%, 5/07/2019, 144A(c)	1,119,674
1,440,000,000	Republic of Korea, Series 2209, 2.000%, 9/10/2022, (KRW)(c)	1,275,848
770,000	Shinhan Bank Co. Ltd., 3.875%, 3/24/2026, 144A(c)	729,329
140,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A(c)	166,587
200,000	Woori Bank, 5.875%, 4/13/2021, 144A(c)	209,810

		8,778,363

	Mexico – 0.5%
620,000	Alfa SAB de CV, 6.875%, 3/25/2044	632,530
770,000	America Movil SAB de CV, 2.125%, 3/10/2028, (EUR)(c)	929,275
10,000,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)(c)	460,296
675,000	Banco Nacional de Comercio Exterior SNC, (fixed rate to 8/11/2021, variable rate thereafter), 3.800%, 8/11/2026, 144A	648,513
300,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 4.125%, 11/09/2022, 144A(c)	295,200

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Mexico – continued
$1,150,000		Cemex Finance LLC, 6.000%, 4/01/2024, 144A	$1,164,375
300,000		Cemex SAB de CV, 4.375%, 3/05/2023, 144A, (EUR)	362,742
800,000		Gruma SAB de CV, 4.875%, 12/01/2024(c)	814,080
10,000,000		Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)(c)	367,098
190,229	(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(c)	927,283
196,000		Mexico Government International Bond, 4.000%, 3/15/2115, (EUR)(c)	207,316
1,020,000		Mexico Government International Bond, 4.125%, 1/21/2026(c)	1,011,840
579,000		Petroleos Mexicanos, 6.350%, 2/12/2048, 144A	522,548
135,000	(†††)	Petroleos Mexicanos, 7.470%, 11/12/2026, (MXN)(c)	591,131
100,000		Sigma Alimentos S.A. de CV, 2.625%, 2/07/2024, 144A, (EUR)	120,849
835,000		Sigma Alimentos, S.A. de C.V, 4.125%, 5/02/2026	782,812
1,010,000		Unifin Financiera SAB de CV SOFOM ENR, 7.250%, 9/27/2023	956,975

			10,794,863

		Netherlands – 0.1%
870,000		Cooperatieve Rabobank UA, 4.375%, 8/04/2025(c)	853,218
675,000		ING Bank NV, 1.650%, 8/15/2019, 144A(c)	664,877
1,105,000		Ziggo BV, 5.500%, 1/15/2027, 144A	1,032,180

			2,550,275

		New Zealand – 0.3%
2,340,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)(c)	1,620,727
1,680,000		New Zealand Government Bond, Series 0427, 4.500%, 4/15/2027, (NZD)(c)	1,301,346
2,964,633	(††††)	New Zealand Government CPI Linked Bond, 2.000%, 9/20/2025, (NZD)(c)	2,108,620
2,980,940	(††††)	New Zealand Government CPI Linked Bond, 3.000%, 9/20/2030, (NZD)(c)	2,329,722

			7,360,415

		Norway – 0.2%
3,000,000		City of Oslo, Norway, 3.550%, 2/12/2021, (NOK)	386,661
550,000		Kommunalbanken AS, 1.750%, 9/15/2020, 144A(c)	538,159

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Norway – continued
3,815,000	Norway Government Bond, 2.000%, 5/24/2023, 144A, (NOK)(c)	$482,880
13,760,000	Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)(c)	1,745,505

		3,153,205

	Panama – 0.0%
680,000	Banco Latinoamericano de Comercio Exterior S.A., 3.250%, 5/07/2020, 144A(c)	671,282

	Paraguay – 0.1%
800,000	Republic of Paraguay, 5.000%, 4/15/2026, 144A	802,000
572,000	Telefonica Celular del Paraguay S.A., 6.750%, 12/13/2022	583,440

		1,385,440

	Peru – 0.1%
580,000	Southern Copper Corp., 3.875%, 4/23/2025(c)	570,873
1,050,000	Transportadora de Gas del Peru S.A., 4.250%, 4/30/2028, 144A(c)	1,011,255
1,050,000	Union Andina de Cementos SAA, 5.875%, 10/30/2021, 144A	1,074,937

		2,657,065

	Poland – 0.1%
5,380,000	Republic of Poland Government Bond, Series 0726, 2.500%, 7/25/2026, (PLN)(c)	1,373,278

	Portugal – 0.0%
400,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	403,272

	Romania – 0.0%
410,000	Romanian Government International Bond, 2.875%, 5/26/2028, 144A, (EUR)	488,089

	Senegal – 0.0%
625,000	Republic of Senegal, 4.750%, 3/13/2028, 144A, (EUR)	679,952

	Singapore – 0.4%
785,000	BOC Aviation Ltd., 2.750%, 9/18/2022, 144A	746,151
495,000	BOC Aviation Ltd., 3.000%, 3/30/2020(c)	490,761
345,000	DBS Group Holdings Ltd., (fixed rate to 12/11/2023, variable rate thereafter), 4.520%, 12/11/2028, 144A	347,905
6,615,000	Republic of Singapore, 2.750%, 7/01/2023, (SGD)(c)	4,959,915

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Singapore – continued
$3,215,000	United Overseas Bank Ltd., 3.200%, 4/23/2021, 144A(c)	$3,207,027

		9,751,759

	South Africa – 0.4%
930,000	MTN (Mauritius) Investments Ltd., 4.755%, 11/11/2024, 144A	861,505
800,000	Myriad International Holdings BV, 4.850%, 7/06/2027, 144A	784,128
500,000	Myriad International Holdings BV, 6.000%, 7/18/2020, 144A	521,545
113,940,000	South Africa Government International Bond, Series R213, 7.000%, 2/28/2031, (ZAR)(c)	6,890,947

		9,058,125

	Spain – 0.3%
700,000	Gas Natural Fenosa Finance BV, EMTN, 1.500%, 1/29/2028, (EUR)	797,547
100,000	Iberdrola International BV, EMTN, 0.375%, 9/15/2025, (EUR)	110,719
725,000	Spain Government International Bond, 0.750%, 7/30/2021, (EUR)(c)	867,356
430,000	Spain Government International Bond, 1.600%, 4/30/2025, 144A, (EUR)(c)	529,552
760,000	Spain Government International Bond, 4.300%, 10/31/2019, 144A, (EUR)(c)	942,709
2,565,000	Spain Government International Bond, 4.400%, 10/31/2023, 144A, (EUR)(c)	3,612,407

		6,860,290

	Supranationals – 0.1%
1,115,000	Corporacion Andina de Fomento, 4.375%, 6/15/2022(c)	1,153,456
1,140,000	International Bank for Reconstruction & Development, 2.500%, 3/12/2020, (AUD)(c)	847,108
70,000,000	International Finance Corp., Series GDIF, MTN, 7.800%, 6/03/2019, (INR)(c)	1,023,922

		3,024,486

	Sweden – 0.0%
2,450,000	Sweden Government Bond, 5.000%, 12/01/2020, (SEK)(c)	310,527

	Switzerland – 0.1%
1,075,000	Glencore Finance Canada Ltd., 5.550%, 10/25/2042, 144A(c)	1,075,043
900,000	Syngenta Finance NV, EMTN, 1.250%, 9/10/2027, (EUR)	910,543

		1,985,586

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Thailand – 0.3%
$1,570,000	Kasikornbank PCL, EMTN, 3.256%, 7/12/2023	$1,528,436
1,010,000	Siam Commercial Bank PCL, 3.500%, 4/07/2019, 144A(c)	1,011,003
85,000,000	Thailand Government Bond, 2.125%, 12/17/2026, (THB)	2,472,345
950,000	Thaioil Treasury Center Co. Ltd., 3.625%, 1/23/2023, 144A	937,052

		5,948,836

	Trinidad – 0.0%
415,000	Trinidad Generation UnLtd., 5.250%, 11/04/2027, 144A	407,447

	Turkey – 0.2%
800,000	Arcelik AS, 5.000%, 4/03/2023, 144A	752,867
735,000	TC Ziraat Bankasi AS, 4.250%, 7/03/2019	723,759
765,000	TC Ziraat Bankasi AS, 5.125%, 9/29/2023, 144A	679,618
780,000	Turkcell Iletisim Hizmetleri AS, 5.750%, 10/15/2025	752,351
1,775,000	Turkey Government International Bond, 6.125%, 10/24/2028	1,664,134

		4,572,729

	United Arab Emirates – 0.1%
1,610,000	Abu Dhabi Crude Oil Pipeline LLC, 3.650%, 11/02/2029(c)	1,489,978
850,000	DP World Ltd., 3.250%, 5/18/2020, 144A(c)	843,030
200,000	DP World Ltd., MTN, 3.250%, 5/18/2020	198,360
400,000	JAFZ Sukuk 2019 Ltd., 7.000%, 6/19/2019	413,508

		2,944,876

	United Kingdom – 0.4%
95,000	Avon Products, Inc., 8.950%, 3/15/2043	73,872
585,000	BP Capital Markets PLC, 3.216%, 11/28/2023(c)	573,784
545,000	FCE Bank PLC, EMTN, 1.615%, 5/11/2023, (EUR)	648,838
300,000	HSBC Holdings PLC, 4.375%, 11/23/2026(c)	294,898
565,000	HSBC Holdings PLC, (fixed rate to 6/01/2021, variable rate thereafter), 6.875%(d)	584,069
295,000	HSBC Holdings PLC, EMTN, 5.750%, 12/20/2027, (GBP)(c)	459,750

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United Kingdom – continued
150,000	Imperial Brands Finance PLC, EMTN, 6.250%, 12/04/2018, (GBP)	$202,094
400,000	Lloyds Banking Group PLC, 4.500%, 11/04/2024(c)	395,440
1,020,000	Lloyds Banking Group PLC, (fixed rate to 6/27/2024, variable rate thereafter), 7.500%(d)	1,035,810
400,000	Old Mutual PLC, EMTN, 8.000%, 6/03/2021, (GBP)	582,010
1,130,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023(c)	1,185,791
950,000	Royal Bank of Scotland Group PLC, (fixed rate to 8/10/2020, variable rate thereafter), 7.500%(d)	968,952
350,000	Santander UK Group Holdings PLC, 4.750%, 9/15/2025, 144A(c)	341,780
250,000	Standard Chartered PLC, EMTN, 3.125%, 11/19/2024, (EUR)	311,413
130,000	Virgin Media Finance PLC, 4.500%, 1/15/2025, 144A, (EUR)	153,135
115,000	Virgin Media Secured Finance PLC, 4.875%, 1/15/2027, (GBP)	147,560
1,660,000	Vodafone Group PLC, 4.375%, 5/30/2028	1,640,268

		9,599,464

	United States – 14.2%
15,000	21st Century Fox America, Inc., 6.400%, 12/15/2035	17,993
9,890,000	AbbVie, Inc., 2.500%, 5/14/2020	9,770,826
1,745,000	AES Corp. (The), 4.875%, 5/15/2023	1,740,637
330,000	Aircastle Ltd., 4.125%, 5/01/2024	316,800
480,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	447,600
8,000,000	Ally Financial, Inc., 4.125%, 2/13/2022	7,857,600
745,000	Ally Financial, Inc., 5.125%, 9/30/2024	758,037
129,000	Ally Financial, Inc., 8.000%, 12/31/2018	131,419
1,728,000	Ally Financial, Inc., 8.000%, 11/01/2031	2,056,320
2,265,503	American Airlines Pass Through Certificates, Series 2016-1, Class B, 5.250%, 7/15/2025	2,310,813
518,231	American Airlines Pass Through Certificates, Series 2017-1B, Class B, 4.950%, 8/15/2026	525,486
155,046	American Airlines Pass Through Trust, Series 2013-1 Class A, 4.000%, 1/15/2027	153,924
6,190,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024	5,947,931

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$300,000	Anadarko Petroleum Corp., 4.500%, 7/15/2044	$279,373
400,000	Antero Resources Corp., 5.125%, 12/01/2022	401,000
175,000	Antero Resources Corp., 5.375%, 11/01/2021	177,188
3,060,000	Antero Resources Corp., 5.625%, 6/01/2023	3,098,250
260,000	Aptiv PLC, 1.600%, 9/15/2028, (EUR)	295,035
1,510,000	AT&T, Inc., 3.400%, 5/15/2025	1,415,986
3,960,000	AT&T, Inc., 4.125%, 2/17/2026	3,870,567
925,000	Aviation Capital Group LLC, 6.750%, 4/06/2021, 144A	999,192
200,000	Bank of America Corp., 5.490%, 3/15/2019	203,367
2,700,000	Bank of America Corp., 6.110%, 1/29/2037	3,101,479
115,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	113,639
3,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	3,068
71,000	California Resources Corp., 5.500%, 9/15/2021	62,263
10,000	California Resources Corp., 6.000%, 11/15/2024	8,150
1,870,000	California Resources Corp., 8.000%, 12/15/2022, 144A	1,697,025
450,000	CB Escrow Corp., 8.000%, 10/15/2025, 144A	419,625
60,000	CenturyLink, Inc., 5.625%, 4/01/2025	56,700
55,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	50,600
605,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	502,150
880,000	CenturyLink, Inc., Series S, 6.450%, 6/15/2021	904,790
570,000	CenturyLink, Inc., Series U, 7.650%, 3/15/2042	473,100
34,000	Chemours Co. (The), 6.625%, 5/15/2023	35,658
3,210,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	3,081,600
315,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	297,675
495,000	Chesapeake Energy Corp., 6.125%, 2/15/2021	501,187
190,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	195,225

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$95,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	$98,088
3,232,000	Chesapeake Energy Corp., 8.000%, 12/15/2022, 144A	3,392,630
4,700,000	Chesapeake Energy Corp., 8.000%, 6/15/2027	4,782,250
780,000	Chevron Corp., 2.419%, 11/17/2020(c)	770,983
1,635,000	Cimarex Energy Co., 4.375%, 6/01/2024	1,648,495
525,000	Cincinnati Bell, Inc., 7.000%, 7/15/2024, 144A	479,062
500,000	Citizens Financial Group, Inc., 4.300%, 12/03/2025	496,786
2,913,000	Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 3/15/2020	2,895,639
390,000	Consolidated Communications, Inc., 6.500%, 10/01/2022	363,675
265,000	Constellation Brands, Inc., 4.750%, 11/15/2024	275,121
30,175	Continental Airlines Pass Through Certificates, Series 1999-1, Class B, 6.795%, 2/02/2020(e)	30,175
485,000	Continental Resources, Inc., 3.800%, 6/01/2024	473,137
640,000	Continental Resources, Inc., 4.500%, 4/15/2023	649,461
115,000	Continental Resources, Inc., 5.000%, 9/15/2022	116,519
375,000	Cox Communications, Inc., 4.800%, 2/01/2035, 144A	345,319
395,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	365,375
155,000	Cummins, Inc., 5.650%, 3/01/2098	167,146
475,000	Dell International LLC/EMC Corp., 6.020%, 6/15/2026, 144A	498,936
124,112	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	136,386
1,200,000	Devon Energy Corp., 3.250%, 5/15/2022	1,179,622
50,000	Dillard’s, Inc., 7.000%, 12/01/2028	53,248
8,000	Dillard’s, Inc., 7.750%, 7/15/2026	8,920
1,680,000	DISH DBS Corp., 5.000%, 3/15/2023	1,457,400
1,495,000	DISH DBS Corp., 5.875%, 11/15/2024	1,265,144
310,000	DR Horton, Inc., 4.375%, 9/15/2022	316,804
340,000	Enable Midstream Partners LP, 5.000%, 5/15/2044	301,166

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$235,000	Enbridge Energy Partners LP, 7.375%, 10/15/2045	$298,994
1,075,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	1,112,767
600,000	EnLink Midstream Partners LP, 4.150%, 6/01/2025	554,527
410,000	FedEx Corp., 1.000%, 1/11/2023, (EUR)	488,527
1,310,000	FHLMC Multifamily Structured Pass Through Certificates, Series K057, Class A2, 2.570%, 7/25/2026(c)	1,243,524
80,000	Foot Locker, Inc., 8.500%, 1/15/2022	91,400
40,000	Ford Motor Co., 4.346%, 12/08/2026	39,256
685,000	Ford Motor Co., 5.291%, 12/08/2046	634,811
25,000	Ford Motor Co., 6.375%, 2/01/2029	27,224
50,000	Ford Motor Co., 6.625%, 2/15/2028	55,564
2,105,000	Ford Motor Co., 6.625%, 10/01/2028	2,360,779
5,000	Ford Motor Co., 7.500%, 8/01/2026	5,841
5,000,000	Ford Motor Credit Co. LLC, 2.459%, 3/27/2020	4,919,217
770,000	Ford Motor Credit Co. LLC, 3.470%, 4/05/2021	765,350
1,600,000	Ford Motor Credit Co. LLC, 3.588%, 6/02/2020, (AUD)(c)	1,197,046
930,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	815,796
865,000	Frontier Communications Corp., 6.875%, 1/15/2025	556,844
560,000	Frontier Communications Corp., 11.000%, 9/15/2025	447,832
131,000	Gates Global LLC/Gates Global Co., 6.000%, 7/15/2022, 144A	132,638
50,000	General Electric Co., GMTN, 3.100%, 1/09/2023	48,881
740,000	General Electric Co., Series D, (fixed rate to 1/21/2021, variable rate thereafter), 5.000%(c)(d)	728,900
310,000	General Motors Co., 5.200%, 4/01/2045	284,585
240,000	General Motors Financial Co., Inc., 3.450%, 4/10/2022	235,830
925,000	General Motors Financial Co., Inc., 5.250%, 3/01/2026	958,513
3,435,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	4,308,370
105,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	127,895

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$180,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	$241,037
315,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	460,677
905,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	1,012,336
2,295,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	2,723,802
1,935,000	Goodyear Tire & Rubber Co. (The), 4.875%, 3/15/2027	1,768,126
165,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	174,075
9,215	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.979%, 8/10/2045(f)	9,366
1,000,000	HCA Healthcare, Inc., 6.250%, 2/15/2021	1,037,500
20,000	HCA, Inc., 4.750%, 5/01/2023	19,950
225,000	HCA, Inc., 7.050%, 12/01/2027	232,313
820,000	HCA, Inc., 7.500%, 11/06/2033	863,050
395,000	HCA, Inc., 8.360%, 4/15/2024	441,412
195,000	HCA, Inc., MTN, 7.580%, 9/15/2025	210,600
75,000	HCA, Inc., MTN, 7.750%, 7/15/2036	79,125
855,000	Hecla Mining Co., 6.875%, 5/01/2021	864,054
490,000	Hewlett Packard Enterprise Co., 6.350%, 10/15/2045	484,059
310,000	Hexion, Inc., 7.875%, 2/15/2023(g)(h)	248,000
485,000	Huntington Ingalls Industries, Inc., 5.000%, 11/15/2025, 144A	501,631
1,585,000	Hyundai Capital America, 2.750%, 9/27/2026, 144A(c)	1,404,865
450,000	International Lease Finance Corp., 4.625%, 4/15/2021	459,893
1,250,000	International Lease Finance Corp., 6.250%, 5/15/2019	1,281,590
745,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	744,069
3,460,000	iStar, Inc., 5.000%, 7/01/2019	3,451,350
48,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	27,000
5,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	2,825
1,070,000	Jefferies Group LLC, 6.250%, 1/15/2036	1,096,956

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		United States – continued
$7,760,000		Jeld-Wen, Inc., 4.625%, 12/15/2025, 144A	$7,391,400
15,000		K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(g)(h)	13,556
1,665,000		KB Home, 8.000%, 3/15/2020	1,773,225
295,000		Kindred Healthcare, Inc., 8.750%, 1/15/2023	314,361
330,000		Level 3 Financing, Inc., 5.125%, 5/01/2023	323,400
760,000		Level 3 Financing, Inc., 5.375%, 5/01/2025	731,500
140,000		Level 3 Parent LLC, 5.750%, 12/01/2022	140,000
20,000		Macy’s Retail Holdings, Inc., 4.500%, 12/15/2034	17,260
44,000		Masco Corp., 6.500%, 8/15/2032	49,140
403,000		Masco Corp., 7.750%, 8/01/2029	488,253
254,000		Micron Technology, Inc., 5.500%, 2/01/2025	264,477
1,430,000		Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	1,379,950
220,000		Morgan Stanley, 2.500%, 1/24/2019	219,653
450,000		Morgan Stanley, 3.950%, 4/23/2027	428,981
725,000		Morgan Stanley, 5.750%, 1/25/2021	766,503
3,150,000		Morgan Stanley, MTN, 4.100%, 5/22/2023	3,162,028
600,000		Morgan Stanley, MTN, 6.250%, 8/09/2026	676,159
25,000		MPLX LP, 4.500%, 7/15/2023	25,529
95,000		MPLX LP, 4.875%, 6/01/2025	97,676
3,000,000		Navient Corp., 5.000%, 10/26/2020	2,992,500
95,000		Navient Corp., 5.875%, 10/25/2024	91,794
1,600	(†††††)	Navient Corp., 6.000%, 12/15/2043	34,748
720,000		Navient Corp., 6.750%, 6/15/2026	703,584
715,000		Navient Corp., MTN, 6.125%, 3/25/2024	706,062
915,000		Navient LLC, 5.500%, 1/25/2023	898,987
60,000		Navient LLC, MTN, 5.500%, 1/15/2019	60,480

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$415,000	Navient LLC, MTN, 7.250%, 1/25/2022	$434,194
2,560,000	Navient LLC, Series A, MTN, 5.625%, 8/01/2033(g)(h)	2,163,200
4,627,000	New Albertsons LP, 7.450%, 8/01/2029	3,747,870
525,000	New Albertsons LP, 7.750%, 6/15/2026	461,239
5,540,000	New Albertsons LP, 8.000%, 5/01/2031	4,571,331
2,150,000	New Albertsons LP, 8.700%, 5/01/2030	1,875,875
1,265,000	New Albertsons LP, Series C, MTN, 6.625%, 6/01/2028	974,050
365,000	Newell Brands, Inc., 4.000%, 12/01/2024	357,976
65,000	Newfield Exploration Co., 5.625%, 7/01/2024	68,494
900,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	850,500
55,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/2021	55,688
405,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	409,050
20,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	23,500
540,000	Nissan Motor Acceptance Corp., 2.000%, 3/08/2019, 144A(c)	537,143
120,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	122,100
2,275,000	Oceaneering International, Inc., 4.650%, 11/15/2024	2,174,217
420,000	Old Republic International Corp., 4.875%, 10/01/2024	435,411
3,693,000	ONEOK Partners LP, 4.900%, 3/15/2025	3,813,094
25,000	ONEOK Partners LP, 6.200%, 9/15/2043	28,066
55,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.250%, 2/15/2022	55,592
140,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.875%, 3/15/2025	141,141
310,000	Owens Corning, 7.000%, 12/01/2036	359,109
2,965,000	Owens-Brockway Glass Container, Inc., 5.375%, 1/15/2025, 144A	2,890,875
585,000	Prologis LP, 2.250%, 6/30/2029, (GBP)	732,008
540,000	PulteGroup, Inc., 6.000%, 2/15/2035	521,100
785,000	PulteGroup, Inc., 6.375%, 5/15/2033	785,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$220,000	PulteGroup, Inc., 7.875%, 6/15/2032	$251,900
285,000	QEP Resources, Inc., 5.250%, 5/01/2023	278,587
210,000	QEP Resources, Inc., 5.375%, 10/01/2022	213,675
135,000	Quicken Loans, Inc., 5.250%, 1/15/2028, 144A	124,511
120,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	117,454
1,335,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	1,347,949
650,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	594,132
400,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	407,264
60,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	53,570
476,000	Qwest Corp., 6.875%, 9/15/2033	446,323
115,000	Qwest Corp., 7.250%, 9/15/2025	122,880
230,000	Range Resources Corp., 4.875%, 5/15/2025	215,625
850,000	Range Resources Corp., 5.000%, 8/15/2022	841,500
220,000	Range Resources Corp., 5.000%, 3/15/2023	212,850
970,000	Santander Holdings USA, Inc., 2.650%, 4/17/2020(c)	961,455
25,000	Sealed Air Corp., 4.875%, 12/01/2022, 144A	25,250
640,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	657,600
420,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	446,250
140,000	Silgan Holdings, Inc., 3.250%, 3/15/2025, (EUR)	165,331
2,495,000	Springleaf Finance Corp., 5.250%, 12/15/2019	2,526,187
1,170,000	Springleaf Finance Corp., 5.625%, 3/15/2023	1,163,799
860,000	Springleaf Finance Corp., 6.875%, 3/15/2025	853,550
330,000	Springleaf Finance Corp., 7.750%, 10/01/2021	354,750
130,000	Springleaf Finance Corp., 8.250%, 10/01/2023	142,350
2,349,000	Sprint Capital Corp., 6.875%, 11/15/2028	2,249,167
2,240,000	Sprint Capital Corp., 8.750%, 3/15/2032	2,396,800

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$1,720,000	Sprint Communications, Inc., 6.000%, 11/15/2022	$1,704,950
120,000	Sprint Corp., 7.125%, 6/15/2024	121,151
2,840,000	Sprint Corp., 7.875%, 9/15/2023	2,944,725
1,135,000	SUPERVALU, Inc., 6.750%, 6/01/2021	1,154,522
1,365,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.750%, 3/15/2024	1,433,250
840,000	Tenet Healthcare Corp., 5.125%, 5/01/2025, 144A	798,525
100,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	99,500
1,360,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	1,237,600
820,000	Textron, Inc., 5.950%, 9/21/2021	873,364
90,000	Time Warner Cable LLC, 4.500%, 9/15/2042	73,948
85,000	Time Warner Cable LLC, 5.500%, 9/01/2041	79,081
1,680,000	Transcontinental Gas Pipe Line Co. LLC, 7.850%, 2/01/2026	2,036,056
171,000	TransDigm, Inc., 6.500%, 7/15/2024	173,993
185,000	TransDigm, Inc., 6.500%, 5/15/2025	187,081
6,665,000	TRI Pointe Group, Inc., 4.875%, 7/01/2021	6,706,656
90,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/2019	90,468
5,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	4,963
885,000	TRU Taj LLC/TRU Taj Finance, Inc., 11.000%, 1/22/2019, 144A	916,842
695,000	TRU Taj LLC/TRU Taj Finance, Inc., 12.000%, 8/15/2021, 144A	519,512
9,378,969	U.S. Treasury Inflation Indexed Note, 0.125%, 4/15/2022(c)(i)	9,185,992
4,045,195	U.S. Treasury Inflation Indexed Note, 0.375%, 7/15/2027(c)(i)	3,935,410
9,005,000	U.S. Treasury Note, 0.750%, 9/30/2018	8,977,592
5,015,000	U.S. Treasury Note, 0.875%, 6/15/2019(c)	4,944,868
11,565,000	U.S. Treasury Note, 1.375%, 4/30/2020(c)	11,328,279
24,950,000	U.S. Treasury Note, 1.500%, 11/30/2019	24,613,760
3,460,000	U.S. Treasury Note, 1.750%, 11/30/2021(c)	3,357,822

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	United States – continued
$3,110,000	U.S. Treasury Note, 2.375%, 1/31/2023	$3,063,593
6,555,000	U.S. Treasury Note, 2.750%, 5/31/2023	6,563,194
7,780,000	U.S. Treasury Note, 2.750%, 2/28/2025	7,752,345
6,605,000	U.S. Treasury Note, 2.875%, 5/15/2028	6,618,158
2,940,000	United Rentals North America, Inc., 5.500%, 7/15/2025	2,962,050
2,635,000	United Rentals North America, Inc., 5.750%, 11/15/2024	2,677,819
1,940,000	United States Steel Corp., 6.650%, 6/01/2037	1,770,250
690,000	United States Steel Corp., 7.375%, 4/01/2020	731,400
96,787	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	103,600
50,057	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	52,560
363,393	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	371,242
25,000	Viacom, Inc., 4.375%, 3/15/2043	20,976
395,000	Viacom, Inc., 5.250%, 4/01/2044	370,978
145,000	Viacom, Inc., 5.850%, 9/01/2043	144,935
315,000	Vistra Energy Corp., 8.125%, 1/30/2026, 144A	342,169
1,150,000	Walmart, Inc., 3.700%, 6/26/2028	1,159,688
3,890,000	Wand Merger Corp., 9.125%, 7/15/2026, 144A	3,928,900
60,000	Weyerhaeuser Co., 6.950%, 10/01/2027	71,355
315,000	Weyerhaeuser Co., 7.375%, 3/15/2032	400,395
525,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	536,534
195,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	201,462
1,970,000	Windstream Services LLC/Windstream Finance Corp., 7.500%, 4/01/2023	1,307,804
65,000	Windstream Services LLC/Windstream Finance Corp., 7.750%, 10/15/2020	58,338
1,845,000	Windstream Services LLC/Windstream Finance Corp., 8.750%, 12/15/2024, 144A	1,171,704

		318,518,434

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Uruguay – 0.0%
17,410,000	Republic of Uruguay, 9.875%, 6/20/2022, 144A, (UYU)	$549,645

	Total Non-Convertible Bonds (Identified Cost $543,832,724)	542,771,840

Convertible Bonds – 0.5%
	United States – 0.5%
1,450,000	Booking Holdings, Inc., 0.900%, 9/15/2021	1,732,322
105,000	CalAmp Corp., 1.625%, 5/15/2020	113,504
60,000	Chesapeake Energy Corp., 5.500%, 9/15/2026	60,977
545,000	DISH Network Corp., 2.375%, 3/15/2024	479,931
2,290,000	DISH Network Corp., 3.375%, 8/15/2026	2,218,085
290,000	Evolent Health, Inc., 2.000%, 12/01/2021	328,918
1,855,000	iStar, Inc., 3.125%, 9/15/2022, 144A	1,803,828
855,000	KB Home, 1.375%, 2/01/2019	927,402
2,020,000	Nuance Communications, Inc., 1.000%, 12/15/2035	1,805,233
240,000	Nuance Communications, Inc., 1.250%, 4/01/2025	225,202
10,000	Nuance Communications, Inc., 1.500%, 11/01/2035	9,611
1,660,000	Rovi Corp., 0.500%, 3/01/2020	1,578,710
40,000	RPM International, Inc., 2.250%, 12/15/2020	48,615
380,000	SM Energy Co., 1.500%, 7/01/2021	391,472

	Total Convertible Bonds (Identified Cost $11,328,226)	11,723,810

Municipals – 0.0%
	United States – 0.0%
155,000	State of Illinois, 5.100%, 6/01/2033	146,686
130,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	128,454

	Total Municipals (Identified Cost $253,602)	275,140

	Total Bonds and Notes (Identified Cost $555,414,552)	554,770,790

Shares	Description	Value (†)
Preferred Stocks – 0.1%
	United States – 0.1%
460	Chesapeake Energy Corp., 5.000%	$27,830
40	Chesapeake Energy Corp., 5.750%	24,460
736	Chesapeake Energy Corp., 5.750%	461,399
84	Chesapeake Energy Corp., Series A, 5.750% 144A	51,367
15,548	El Paso Energy Capital Trust I, 4.750%	723,604

	Total Preferred Stocks (Identified Cost $1,207,174)	1,288,660

Principal Amount (‡)
Short-Term Investments – 7.8%
$53,956,213	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2018 at 1.100% to be repurchased at $53,961,159 on 7/02/2018 collateralized by $55,840,000 U.S. Treasury Note, 2.125% due 12/31/2022 valued at $55,038,082 including accrued interest(j)	53,956,213
7,220,000	U.S. Treasury Bills, 1.716%, 7/12/2018(k)	7,216,638
40,000,000	U.S. Treasury Bills, 1.880%-1.865%, 8/30/2018(k)(l)	39,878,067
15,500,000	U.S. Treasury Bills, 1.876%, 9/20/2018(k)	15,435,417
10,000,000	U.S. Treasury Bills, 1.995%, 11/08/2018(k)	9,928,781
15,470,000	U.S. Treasury Bills, 2.030%-2.047%, 11/15/2018(k)(l)	15,352,969
35,000,000	U.S. Treasury Bills, 2.160%-2.200%, 4/25/2019(k)(l)	34,363,306

	Total Short-Term Investments (Identified Cost $176,132,999)	176,131,391

Description	Value (†)
Total Investments – 99.1% (Identified Cost $1,822,726,042)	2,233,102,516
Other assets less liabilities – 0.9%	20,025,588

Net Assets – 100.0%	$2,253,128,104

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of June 30, 2018, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets	Securities classified as fair valued	Percentage of Net Assets
$418,664,341	18.6%	$2,424,756	0.1%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 1,000.

(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(††††)	Amount shown represents principal amount including inflation adjustments.
(†††††)	Amount shown represents units. One unit represents a principal amount of 25.
(a)	Non-income producing security.
(b)	Securities subject to restriction on resale. At June 30, 2018, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Dex Media, Inc.	August 12, 2016	$3,266	$6,968	Less than 0.1%

(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(d)	Perpetual bond with no specified maturity date.
(e)	Level 3 security. Value has been determined using significant unobservable inputs.
(f)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2018 is disclosed.
(g)	Illiquid security.
(h)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2018, the value of these securities amounted to $2,424,756 or 0.1% of net assets.
(i)	Treasury Inflation Protected Security (TIPS).
(j)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(k)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(l)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the value of Rule 144A holdings amounted to $114,572,093 or 5.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
CPI	Consumer Price Index
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
MTN	Medium Term Note
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
UYU	Uruguayan Peso
ZAR	South African Rand

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At June 30, 2018, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	7/16/2018	ARS	S	22,765,000	$1,072,303	$776,010	$296,293
Bank of America, N.A.	9/05/2018	BRL	S	18,850,000	5,036,068	4,830,739	205,329
Credit Suisse International	9/19/2018	CAD	S	20,700,000	15,997,193	15,766,334	230,859
Credit Suisse International	9/19/2018	COP	S	2,593,255,000	904,282	881,685	22,597
Credit Suisse International	9/19/2018	GBP	B	2,730,000	3,670,171	3,615,338	(54,833)
Credit Suisse International	9/19/2018	IDR	S	71,391,415,000	5,076,542	4,930,053	146,489
Credit Suisse International	9/19/2018	JPY	B	6,512,500,000	59,473,473	59,139,524	(333,949)
Credit Suisse International	9/19/2018	NZD	S	8,162,000	5,747,844	5,528,535	219,309
HSBC Bank USA	9/19/2018	AUD	B	905,000	681,583	669,905	(11,678)
Morgan Stanley & Co.	9/19/2018	EUR	B	35,485,000	41,500,772	41,681,214	180,442
UBS AG	9/19/2018	MXN	S	19,075,000	916,307	948,874	(32,567)
UBS AG	9/19/2018	NOK	S	4,200,000	518,291	517,284	1,007
UBS AG	9/19/2018	SEK	B	7,350,000	844,012	825,468	(18,544)
UBS AG	9/19/2018	ZAR	B	22,945,000	1,727,591	1,655,981	(71,610)
UBS AG	9/19/2018	ZAR	S	101,820,000	7,678,248	7,348,527	329,721

Total							$1,108,865

At June 30, 2018, the Fund had the following open forward cross currency contracts:

Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
Credit Suisse International	9/19/2018	NOK	14,180,000	EUR	1,487,618	$1,747,378	$929

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

• Level 1 - quoted prices in active markets for identical assets or liabilities;

• Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

• Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Common Stocks
France	$—	$35,453,525	$—		$35,453,525
Hong Kong	—	64,511,485	—		64,511,485
India	—	19,230,291	—		19,230,291
Japan	—	24,393,206	—		24,393,206
Sweden	7,048,282	42,033,411	—		49,081,693
Switzerland	—	129,852,748	—		129,852,748
United Kingdom	—	103,182,707	—		103,182,707
United States	969,210,978	6,968	—		969,217,946
All Other Common Stocks*	105,988,074	—	—		105,988,074

Total Common Stocks	1,082,247,334	418,664,341	—		1,500,911,675

Bonds and Notes
Non-Convertible Bonds
United States	34,748	318,453,511	30,175	(a)	318,518,434
All Other Non-Convertible Bonds*	—	224,253,406	—		224,253,406

Total Non-Convertible Bonds	34,748	542,706,917	30,175		542,771,840

Convertible Bonds*	—	11,723,810	—		11,723,810
Municipals*	—	275,140	—		275,140

Total Bonds and Notes	34,748	554,705,867	30,175		554,770,790

Preferred Stocks*	723,604	565,056	—		1,288,660

Short-Term Investments	—	176,131,391	—		176,131,391
Forward Foreign Currency Contracts (unrealized appreciation)	—	1,632,975	—		1,632,975

Total	$1,083,005,686	$1,151,699,630	$30,175		$2,234,735,491

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(523,181)	$—		$(523,181)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.

A common stock valued at $16,249,812 was transferred from Level 2 to Level 1 during the period ended June 30, 2018. At September 30, 2017, this security was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the security. At June 30, 2018, this security was valued at the market price in the foreign market in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2017 and/or June 30, 2018:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of June 30, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2018
Common Stocks
United States	$3,886	$—	$—	$—	$—	$—	$—	$(3,886)	$—	$—
Bonds and Notes
Non-Convertible Bonds
United States	1,075,475	—	—	(906)	—	—	31,081	(1,075,475)	30,175	(906)

Total	$1,079,361	$—	$—	$(906)	$—	$—	$31,081	$(1,079,361)	$30,175	$(906)

A common stock valued at $3,886 was transferred from Level 3 to Level 2 during the period ended June 30, 2018. At September 30, 2017, this security was valued at fair value as determined in good faith by the Fund’s advisor using broker-dealer bid prices for which the inputs are unobservable to the Fund. At June 30, 2018, this security was valued on the basis of closing bid quotations furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $31,081 was transferred from Level 2 to Level 3 during the period ended June 30, 2018. At September 30, 2017, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2018, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

A debt security valued at $158,100 was transferred from Level 3 to Level 2 during the period ended June 30, 2018. At September 30, 2017, this security was valued at fair value as determined in good faith by the Fund’s investment advisor as an independent pricing service did not provide a reliable price for the security. At June 30, 2018, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $917,375 was transferred from Level 3 to Level 2 during the period ended June 30, 2018. At September 30, 2017, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At June 30, 2018, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended June 30, 2018, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The following is a summary of derivative instruments for the Fund, as of June 30, 2018:

Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$1,632,975

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(523,181)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of June 30, 2018, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty:	Derivatives	Collateral Pledged
HSBC Bank USA	$(11,678)	$—

Timing differences may exist between when contracts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically

$250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2018:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$2,427,167	$1,405,664

These amounts include cash received as collateral of $510,000.

Industry Summary at June 30, 2018 (Unaudited)

Internet Software & Services	8.8%
Treasuries	7.7
Capital Markets	7.2
Insurance	5.4
Chemicals	4.6
IT Services	4.2
Aerospace & Defense	3.9
Internet & Direct Marketing Retail	3.4
Food Products	3.3
Industrial Conglomerates	3.0
Banks	2.4
Software	2.3
Hotels, Restaurants & Leisure	2.3
Banking	2.2
Health Care Equipment & Supplies	2.2
Health Care Providers & Services	2.2
Other Investments, less than 2% each	26.2
Short-Term Investments	7.8

Total Investments	99.1
Other assets less liabilities (including forward foreign currency contracts)	0.9

Net Assets	100.0%

Currency Exposure Summary at June 30, 2018 (Unaudited)

United States Dollar	74.0%
Swiss Franc	5.8
British Pound	4.7
Hong Kong Dollar	2.9
Euro	2.8
Canadian Dollar	2.5
Other, less than 2% each	6.4

Total Investments	99.1
Other assets less liabilities (including forward foreign currency contracts)	0.9

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2018 (Unaudited)

Loomis Sayles Growth Fund

Shares	Description	Value (†)
Common Stocks – 98.4% of Net Assets
	Air Freight & Logistics – 4.2%
3,561,642	Expeditors International of Washington, Inc.	$260,356,030
822,821	United Parcel Service, Inc., Class B	87,408,275

		347,764,305

	Beverages – 6.2%
4,743,847	Coca-Cola Co. (The)	208,065,130
5,291,394	Monster Beverage Corp.(a)	303,196,876

		511,262,006

	Biotechnology – 5.1%
821,642	Amgen, Inc.	151,666,897
767,457	Regeneron Pharmaceuticals, Inc.(a)	264,764,990

		416,431,887

	Capital Markets – 4.5%
708,531	FactSet Research Systems, Inc.	140,359,991
3,685,952	SEI Investments Co.	230,445,719

		370,805,710

	Communications Equipment – 2.8%
5,302,757	Cisco Systems, Inc.	228,177,634

	Consumer Finance – 1.2%
965,227	American Express Co.	94,592,246

	Energy Equipment & Services – 3.0%
3,615,774	Schlumberger Ltd.	242,365,331

	Food Products – 2.9%
16,220,913	Danone S.A., Sponsored ADR	236,500,912

	Health Care Equipment & Supplies – 1.8%
1,274,566	Varian Medical Systems, Inc.(a)	144,943,646

	Health Care Technology – 2.2%
2,998,495	Cerner Corp.(a)	179,280,016

	Hotels, Restaurants & Leisure – 5.4%
3,907,093	Starbucks Corp.	190,861,493
3,075,519	Yum China Holdings, Inc.	118,284,461
1,738,149	Yum! Brands, Inc.	135,958,015

		445,103,969

	Household Products – 4.6%
2,571,472	Colgate-Palmolive Co.	166,657,100
2,736,793	Procter & Gamble Co. (The)	213,634,062

		380,291,162

	Internet & Direct Marketing Retail – 7.7%
369,128	Amazon.com, Inc.(a)	627,443,774

Shares	Description	Value (†)
Common Stocks – continued
	Internet Software & Services – 17.3%
2,494,077	Alibaba Group Holding Ltd., Sponsored ADR(a)	$462,726,106
194,559	Alphabet, Inc., Class A(a)	219,694,077
194,290	Alphabet, Inc., Class C(a)	216,759,638
2,648,309	Facebook, Inc., Class A(a)	514,619,405

		1,413,799,226

	IT Services – 6.7%
610,973	Automatic Data Processing, Inc.	81,955,918
3,514,774	Visa, Inc., Class A	465,531,816

		547,487,734

	Machinery – 2.6%
1,534,885	Deere & Co.	214,576,923

	Pharmaceuticals – 5.5%
1,431,215	Merck & Co., Inc.	86,874,750
1,736,529	Novartis AG, Sponsored ADR	131,177,401
5,114,619	Novo Nordisk AS, Sponsored ADR	235,886,228

		453,938,379

	Semiconductors & Semiconductor Equipment – 2.8%
4,047,808	QUALCOMM, Inc.	227,162,985

	Software – 11.9%
2,519,502	Autodesk, Inc.(a)	330,281,517
2,733,102	Microsoft Corp.	269,511,188
8,561,722	Oracle Corp.	377,229,472

		977,022,177

	Total Common Stocks (Identified Cost $6,193,634,603)	8,058,950,022

Principal Amount
Short-Term Investments – 1.4%
$111,355,819	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2018 at 1.100% to be repurchased at $111,366,026 on 7/02/2018 collateralized by $116,825,000 U.S. Treasury Note, 2.000% due 11/30/2022 valued at $113,584,742 including accrued interest(b) (Identified Cost $111,355,819)	111,355,819

Description	Value (†)
Total Investments – 99.8% (Identified Cost $6,304,990,422)	$8,170,305,841
Other assets less liabilities – 0.2%	16,257,945

Net Assets – 100.0%	$8,186,563,786

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

• Level 1—quoted prices in active markets for identical assets or liabilities;

• Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

• Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$8,058,950,022	$—	$—	$8,058,950,022
Short-Term Investments	—	111,355,819	—	111,355,819

Total	$8,058,950,022	$111,355,819	$—	$8,170,305,841

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended June 30, 2018, there were no transfers among Levels 1, 2 and 3.

Industry Summary at June 30, 2018 (Unaudited)

Internet Software & Services	17.3%
Software	11.9
Internet & Direct Marketing Retail	7.7
IT Services	6.7
Beverages	6.2
Pharmaceuticals	5.5
Hotels, Restaurants & Leisure	5.4
Biotechnology	5.1
Household Products	4.6
Capital Markets	4.5
Air Freight & Logistics	4.2
Energy Equipment & Services	3.0
Food Products	2.9
Communications Equipment	2.8
Semiconductors & Semiconductor Equipment	2.8
Machinery	2.6
Health Care Technology	2.2
Other Investments, less than 2% each	3.0
Short-Term Investments	1.4

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2018 (Unaudited)

Loomis Sayles High Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 89.1% of Net Assets
Non-Convertible Bonds – 78.2%
	ABS Home Equity – 1.5%
$88,187	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	$89,882
98,577	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	103,511
62,782	Banc of America Funding Trust, Series 2007-4, Class 5A1, 5.500%, 11/25/2034	63,002
768	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB7, Class 2A, 4.182%, 11/20/2035(a)(b)(c)	697
199,567	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1-month LIBOR + 0.330%, 2.415%, 9/19/2045(d)	162,052
305,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 1-month LIBOR + 3.300%, 5.391%, 10/25/2027(d)(e)	340,674
111,610	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 4.130%, 7/19/2035(b)	108,943
150,000	Home Partners of America Trust, Series 2016-2, Class E, 1-month LIBOR + 3.780%, 5.865%, 10/17/2033, 144A(d)	150,813
155,000	Home Partners of America Trust, Series 2016-2, Class F, 1-month LIBOR + 4.700%, 6.785%, 10/17/2033, 144A(d)	157,092
230,111	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1, 3.579%, 3/25/2035(b)	226,510
257,804	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 4A1, 3.380%, 3/25/2035(b)	241,456
105,000	Progress Residential Trust, Series 2016-SFR1, Class E, 1-month LIBOR + 3.850%, 5.935%, 9/17/2033, 144A(d)	106,151
100,000	RCO Mortgage LLC, Series 2017-1, Class A2, 5.125%, 8/25/2022, 144A(b)	99,679
470,000	VOLT LVI LLC, Series 2017-NPL3, Class A2, 5.875%, 3/25/2047, 144A(b)	469,119
220,000	VOLT XL LLC, Series 2015-NP14, Class A2, 4.875%, 11/27/2045, 144A(b)	220,348

		2,539,929

	ABS Other – 0.3%
196,474	AIM Aviation Finance Ltd., Series 2015-1A, Class B1, 5.072%, 2/15/2040, 144A(b)	194,538
243,551	Wave LLC, Series 2017-1A, Class B, 5.682%, 11/15/2042, 144A	246,905

		441,443

	Aerospace & Defense – 1.3%
95,000	Engility Corp., 8.875%, 9/01/2024	99,275
638,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	690,342
383,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	451,940
200,000	TransDigm UK Holdings PLC, 6.875%, 5/15/2026, 144A	202,750

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Aerospace & Defense – continued
$845,000	TransDigm, Inc., 6.500%, 7/15/2024	$859,787

		2,304,094

	Airlines – 0.3%
535,000	Latam Finance Ltd., 6.875%, 4/11/2024, 144A	522,962
38,149	Virgin Australia Pass Through Certificates, Series 2013-1B, 6.000%, 4/23/2022, 144A	38,893
33,113	Virgin Australia Pass Through Certificates, Series 2013-1C, 7.125%, 10/23/2018, 144A	33,122

		594,977

	Automotive – 0.7%
195,000	Allison Transmission, Inc., 5.000%, 10/01/2024, 144A	191,831
285,000	Dana Financing Luxembourg S.a.r.l., 5.750%, 4/15/2025, 144A	280,725
115,000	Goodyear Tire & Rubber Co. (The), 5.000%, 5/31/2026	106,950
240,000	Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/2023	238,200
420,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	405,300

		1,223,006

	Banking – 4.4%
1,985,000	Ally Financial, Inc., 4.625%, 3/30/2025	1,955,225
485,000	Ally Financial, Inc., 5.750%, 11/20/2025	494,094
6,605,000	Banco Hipotecario S.A., Argentina Deposit Rates Badlar Private Banks + 2.500%, 25.229%, 1/12/2020, 144A, (ARS)(d)	210,722
6,270,000	Banco Hipotecario S.A., Argentina Deposit Rates Badlar Private Banks + 4.000%, 26.917%, 11/07/2022, 144A, (ARS)(d)	183,013
8,775,000	Banco Macro S.A., 17.500%, 5/08/2022, 144A, (ARS)	239,663
7,075,000	Banco Supervielle S.A., Argentina Deposit Rates Badlar Private Banks + 4.500%, 28.833%, 8/09/2020, 144A, (ARS)(d)	220,706
1,280,000	Barclays PLC, 5.200%, 5/12/2026(e)	1,257,422
1,195,000	Commerzbank AG, 8.125%, 9/19/2023, 144A	1,360,203
800,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	684,416
470,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	426,603

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$495,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	$452,609

		7,484,676

	Brokerage – 0.3%
535,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	533,663

	Building Materials – 1.5%
610,000	Beacon Roofing Supply, Inc., 4.875%, 11/01/2025, 144A	560,834
230,000	Cemex SAB de CV, 5.700%, 1/11/2025, 144A	227,355
350,000	Cemex SAB de CV, 7.750%, 4/16/2026, 144A	379,190
420,000	James Hardie International Finance Ltd., 4.750%, 1/15/2025, 144A	409,500
445,000	James Hardie International Finance Ltd., 5.000%, 1/15/2028, 144A	420,525
130,000	Jeld-Wen, Inc., 4.625%, 12/15/2025, 144A	123,825
160,000	Jeld-Wen, Inc., 4.875%, 12/15/2027, 144A	148,800
50,000	Masco Corp., 6.500%, 8/15/2032	55,841
180,000	U.S. Concrete, Inc., 6.375%, 6/01/2024	180,450

		2,506,320

	Cable Satellite – 5.9%
795,000	Altice Financing S.A., 6.625%, 2/15/2023, 144A	783,472
475,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	470,103
625,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023, 144A	617,000
15,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	15,038
865,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 2/15/2026, 144A	849,862
1,360,000	CSC Holdings LLC, 5.500%, 4/15/2027, 144A	1,298,800
75,000	CSC Holdings LLC, 6.750%, 11/15/2021	78,563
355,000	Sirius XM Radio, Inc., 5.000%, 8/01/2027, 144A	332,369
800,000	Telenet Finance Luxembourg Notes S.a.r.l., 5.500%, 3/01/2028, 144A	734,352
1,485,000	Unitymedia GmbH, 6.125%, 1/15/2025, 144A	1,529,550
265,000	Virgin Media Finance PLC, 6.000%, 10/15/2024, 144A	252,094

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Cable Satellite – continued
$485,000	Virgin Media Finance PLC, 6.375%, 4/15/2023, 144A	$485,000
375,000	Virgin Media Secured Finance PLC, 5.500%, 1/15/2025, 144A	367,091
2,440,000	Ziggo BV, 5.500%, 1/15/2027, 144A	2,279,204

		10,092,498

	Chemicals – 0.9%
1,510,000	Hercules LLC, 6.500%, 6/30/2029(f)(g)	1,528,875

	Construction Machinery – 0.9%
225,000	Ashtead Capital, Inc., 4.125%, 8/15/2025, 144A	209,813
615,000	United Rentals North America, Inc., 4.625%, 10/15/2025	585,787
15,000	United Rentals North America, Inc., 5.500%, 5/15/2027	14,550
800,000	United Rentals North America, Inc., 5.750%, 11/15/2024	813,000

		1,623,150

	Consumer Cyclical Services – 0.3%
235,000	IHS Markit Ltd., 4.000%, 3/01/2026, 144A	224,131
350,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	371,875

		596,006

	Consumer Products – 0.4%
790,000	Coty, Inc., 6.500%, 4/15/2026, 144A	757,906

	Electric – 1.6%
125,000	AES Corp., 5.125%, 9/01/2027	124,687
479,000	AES Corp. (The), 5.500%, 4/15/2025	480,629
150,000	AES Corp. (The), 6.000%, 5/15/2026	155,250
808,000,000	Empresas Publicas de Medellin ESP, 8.375%, 11/08/2027, 144A, (COP)	271,534
1,502,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A	1,670,975

		2,703,075

	Environmental – 0.1%
100,000	GFL Environmental, Inc., 5.625%, 5/01/2022, 144A	96,250

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – 3.3%
$1,055,000	Aircastle Ltd., 4.125%, 5/01/2024	$1,012,800
515,000	Aircastle Ltd., 5.500%, 2/15/2022	526,588
120,000	CIT Group, Inc., 4.125%, 3/09/2021	119,250
120,000	iStar, Inc., 4.625%, 9/15/2020	118,200
505,000	iStar, Inc., 5.000%, 7/01/2019	503,738
395,000	iStar, Inc., 5.250%, 9/15/2022	382,409
720,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/2025, 144A	675,756
255,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	260,597
315,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/2025, 144A	306,668
620,000	Quicken Loans, Inc., 5.250%, 1/15/2028, 144A	571,826
710,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	694,934
405,000	Unifin Financiera SAB de CV SOFOM ENR, 7.250%, 9/27/2023, 144A	384,446

		5,557,212

	Financial Other – 0.4%
565,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp, 6.000%, 8/01/2020	572,063
180,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 2/01/2022	180,225

		752,288

	Food & Beverage – 2.4%
405,000	BRF GmbH, 4.350%, 9/29/2026, 144A	336,551
410,000	BRF S.A., 4.750%, 5/22/2024, 144A	359,160
840,000	Cosan Luxembourg S.A., 7.000%, 1/20/2027, 144A	819,075
330,000	JBS USA LUX S.A./JBS USA Finance, Inc., 5.750%, 6/15/2025, 144A	306,900
255,000	JBS USA LUX S.A./JBS USA Finance, Inc., 7.250%, 6/01/2021, 144A	257,550
385,000	Marfrig Holdings Europe BV, Class B, 8.000%, 6/08/2023, 144A	389,678
280,000	Pilgrim’s Pride Corp., 5.750%, 3/15/2025, 144A	268,800
540,000	Pilgrim’s Pride Corp., 5.875%, 9/30/2027, 144A	500,850

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Food & Beverage – continued
$830,000		Post Holdings, Inc., 5.750%, 3/01/2027, 144A	$805,100

			4,043,664

		Gaming – 0.9%
175,000		Boyd Gaming Corp., 6.375%, 4/01/2026	177,188
375,000		GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	371,250
210,000		MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.500%, 1/15/2028	190,575
725,000		MGM Resorts International, 6.000%, 3/15/2023	746,750

			1,485,763

		Government Owned—No Guarantee – 2.4%
740,000		Petrobras Global Finance BV, 5.625%, 5/20/2043	601,901
175,000		Petrobras Global Finance BV, 5.750%, 2/01/2029	153,848
755,000		Petrobras Global Finance BV, 5.999%, 1/27/2028, 144A	683,275
50,000		Petrobras Global Finance BV, 6.750%, 1/27/2041	44,743
160,000		Petrobras Global Finance BV, 6.875%, 1/20/2040	144,720
405,000		Petrobras Global Finance BV, 7.250%, 3/17/2044	374,625
160,521	(††)	Petroleos Mexicanos, 7.190%, 9/12/2024, 144A, (MXN)(e)	707,339
129,850	(††)	Petroleos Mexicanos, 7.470%, 11/12/2026, (MXN)(e)	568,580
710,000		YPF S.A., 6.950%, 7/21/2027, 144A	609,712
510,000		YPF S.A., Argentina Deposit Rates Badlar Private Banks + 4.000%, 26.563%, 7/07/2020, 144A(d)	277,494

			4,166,237

		Health Insurance – 0.2%
365,000		Centene Corp., 6.125%, 2/15/2024	384,619

		Healthcare – 4.6%
25,000		HCA, Inc., 5.250%, 4/15/2025	25,000
260,000		HCA, Inc., 5.375%, 2/01/2025	256,022
170,000		HCA, Inc., 7.050%, 12/01/2027	175,525
655,000		HCA, Inc., 7.500%, 12/15/2023	702,487

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$145,000	HCA, Inc., 7.500%, 11/06/2033	$152,613
590,000	HCA, Inc., 7.690%, 6/15/2025	640,150
480,000	HCA, Inc., 8.360%, 4/15/2024	536,400
820,000	HCA, Inc., MTN, 7.580%, 9/15/2025	885,600
515,000	HCA, Inc., MTN, 7.750%, 7/15/2036	543,325
275,000	Hologic, Inc., 4.375%, 10/15/2025, 144A	262,625
315,000	Hologic, Inc., 4.625%, 2/01/2028, 144A	296,100
200,000	IQVIA, Inc., 5.000%, 10/15/2026, 144A	194,750
800,000	Polaris Intermediate Corp., PIK, 8.500%, 12/01/2022, 144A(h)	825,000
520,000	Surgery Center Holdings, Inc., 6.750%, 7/01/2025, 144A	493,350
390,000	Tenet Healthcare Corp., 5.125%, 5/01/2025, 144A	370,744
180,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	163,800
830,000	Tenet Healthcare Corp., 7.500%, 1/01/2022, 144A	863,200
430,000	Wright Medical Group, Inc., 1.625%, 6/15/2023, 144A	426,560

		7,813,251

	Home Construction – 2.0%
1,200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(a)(c)(f)(i)	12
750,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(f)(g)	677,805
800,000	Lennar Corp., 4.750%, 5/30/2025	774,000
1,130,000	PulteGroup, Inc., 5.500%, 3/01/2026	1,118,700
915,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/2019	919,758

		3,490,275

	Independent Energy – 8.3%
460,000	Aker BP ASA, 5.875%, 3/31/2025, 144A	473,685
335,000	Aker BP ASA, 6.000%, 7/01/2022, 144A	342,705
310,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	341,000
685,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	642,187

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$90,000	California Resources Corp., 5.500%, 9/15/2021	$78,925
41,000	California Resources Corp., 6.000%, 11/15/2024	33,415
460,000	California Resources Corp., 8.000%, 12/15/2022, 144A	417,450
140,000	Callon Petroleum Co., 6.125%, 10/01/2024	141,750
153,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	146,880
8,000	Chesapeake Energy Corp., 5.750%, 3/15/2023	7,560
13,000	Chesapeake Energy Corp., 6.125%, 2/15/2021	13,163
34,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	34,935
795,000	CNX Resources Corp., 5.875%, 4/15/2022	799,126
645,000	Continental Resources, Inc., 3.800%, 6/01/2024	629,223
235,000	Continental Resources, Inc., 4.500%, 4/15/2023	238,474
470,000	Continental Resources, Inc., 5.000%, 9/15/2022	476,210
690,000	Eclipse Resources Corp., 8.875%, 7/15/2023	653,775
595,000	Gulfport Energy Corp., 6.375%, 5/15/2025	578,637
265,000	Gulfport Energy Corp., 6.375%, 1/15/2026	254,400
202,000	Halcon Resources Corp., 6.750%, 2/15/2025	188,870
145,000	Matador Resources Co., 6.875%, 4/15/2023	151,888
410,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	381,300
650,000	MEG Energy Corp., 6.500%, 1/15/2025, 144A	648,375
585,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	545,513
185,000	Newfield Exploration Co., 5.625%, 7/01/2024	194,944
592,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	602,188
100,000	PDC Energy, Inc., 6.125%, 9/15/2024	102,000
445,000	QEP Resources, Inc., 5.375%, 10/01/2022	452,788
1,150,000	Rex Energy Corp., 8.000%, 10/01/2020(i)	103,500
565,000	RSP Permian, Inc., 6.625%, 10/01/2022	593,645

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$330,000	Sanchez Energy Corp., 6.125%, 1/15/2023	$224,400
755,000	Sanchez Energy Corp., 7.250%, 2/15/2023, 144A	747,450
325,000	Seven Generations Energy Ltd., 5.375%, 9/30/2025, 144A	312,406
920,000	SM Energy Co., 5.000%, 1/15/2024	870,550
35,000	SM Energy Co., 6.125%, 11/15/2022	35,875
60,000	SM Energy Co., 6.500%, 1/01/2023	60,600
190,000	SM Energy Co., 6.750%, 9/15/2026	190,475
395,000	Southwestern Energy Co., 6.700%, 1/23/2025	386,606
285,000	Southwestern Energy Co., 7.500%, 4/01/2026	294,975
405,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	413,898
50,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	51,657
355,000	Whiting Petroleum Corp., 6.625%, 1/15/2026, 144A	365,650

		14,223,053

	Integrated Energy – 0.2%
200,000	Geopark Ltd., 6.500%, 9/21/2024, 144A	193,754
200,000	Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.375%, 6/01/2028, 144A	203,750

		397,504

	Leisure – 0.2%
85,000	Boyne USA, Inc., 7.250%, 5/01/2025, 144A	88,613
230,000	Constellation Merger Sub, Inc., 8.500%, 9/15/2025, 144A	218,787

		307,400

	Life Insurance – 0.2%
340,000	CNO Financial Group, Inc., 5.250%, 5/30/2025	337,450

	Local Authorities – 0.6%
325,000	Provincia de Buenos Aires, 6.500%, 2/15/2023, 144A	296,917
270,000	Provincia de Buenos Aires, 7.875%, 6/15/2027, 144A	236,250
16,365,000	Provincia de Buenos Aires, Argentina Deposit Rates Badlar Private Banks + 3.750%, 30.656%, 4/12/2025, (ARS)(d)	445,072

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Local Authorities – continued
2,390,000	Provincia de Buenos Aires, Argentina Deposit Rates Badlar Private Banks + 3.830%, 27.500%, 5/31/2022, (ARS)(d)	$71,886

		1,050,125

	Lodging – 0.5%
150,000	Hilton Domestic Operating Co., Inc., 4.250%, 9/01/2024	142,500
755,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.625%, 4/01/2025	736,125

		878,625

	Media Entertainment – 2.7%
890,000	AMC Networks, Inc., 4.750%, 8/01/2025	855,522
1,155,000	Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/2022	1,178,100
1,305,000	Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 3/15/2020	1,297,222
395,000	Meredith Corp., 6.875%, 2/01/2026, 144A	389,569
890,000	Netflix, Inc., 4.875%, 4/15/2028, 144A	848,321

		4,568,734

	Metals & Mining – 1.7%
400,000	First Quantum Minerals Ltd., 6.500%, 3/01/2024, 144A	386,000
145,000	First Quantum Minerals Ltd., 7.000%, 2/15/2021, 144A	146,450
270,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	272,700
1,375,000	Freeport-McMoRan, Inc., 4.550%, 11/14/2024	1,306,250
850,000	Gerdau Trade, Inc., 4.875%, 10/24/2027, 144A	788,231
80,000	Vale Overseas Ltd., 6.875%, 11/10/2039	90,600

		2,990,231

	Midstream – 3.4%
1,265,000	Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.625%, 2/15/2026, 144A	1,261,837
570,000	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 7/15/2019	571,716
200,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	189,000
135,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/2021	136,688
405,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	409,050

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – continued
$165,000	NGPL PipeCo LLC, 4.375%, 8/15/2022, 144A	$163,350
700,000	NGPL PipeCo LLC, 4.875%, 8/15/2027, 144A	691,250
385,000	SemGroup Corp./Rose Rock Finance Corp., 5.625%, 7/15/2022	373,450
935,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.500%, 8/15/2022	918,637
95,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	91,200
640,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 5/01/2023	640,000
305,000	Transportadora de Gas del Sur S.A., 6.750%, 5/02/2025, 144A	279,435

		5,725,613

	Non-Agency Commercial Mortgage-Backed Securities – 0.9%
100,000	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1, 1-month LIBOR + 3.500%, 5.573%, 11/15/2031, 144A(d)(f)(g)	94,406
225,000	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2, 1-month LIBOR + 4.500%, 6.573%, 11/15/2031, 144A(d)(f)(g)	206,617
1,020,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	919,687
222,467	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.979%, 8/10/2045(b)	226,116
24,600	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.464%, 1/15/2049(b)	24,661
125,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.979%, 6/15/2045, 144A(b)	101,851

		1,573,338

	Oil Field Services – 1.3%
430,000	Ensco PLC, 5.750%, 10/01/2044	304,762
160,000	Noble Holding International Ltd., 5.250%, 3/15/2042	110,400
160,000	Noble Holding International Ltd., 6.050%, 3/01/2041	116,000
420,000	Noble Holding International Ltd., 7.750%, 1/15/2024	397,950
530,000	Noble Holding International Ltd., 7.875%, 2/01/2026, 144A	545,900
105,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	105,788
175,000	Transocean Guardian Ltd., 5.875%, 1/15/2024, 144A	174,344
238,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	240,380
175,000	Transocean, Inc., 7.500%, 1/15/2026, 144A	177,734

		2,173,258

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Packaging – 1.0%
$200,000	ARD Finance S.A., PIK, 7.125%, 9/15/2023(h)	$200,500
395,000	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 4.625%, 5/15/2023, 144A	390,556
200,000	Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.250%, 5/15/2024, 144A	208,000
610,000	Berry Global, Inc., 4.500%, 2/15/2026, 144A	568,825
350,000	Crown Americas LLC/Crown Americas Capital Corp., 4.750%, 2/01/2026, 144A	332,500

		1,700,381

	Paper – 0.4%
440,000	Klabin Finance S.A., 4.875%, 9/19/2027, 144A	396,220
210,000	Suzano Austria GmbH, 5.750%, 7/14/2026, 144A	212,436

		608,656

	Pharmaceuticals – 2.2%
280,000	Catalent Pharma Solutions, Inc., 4.875%, 1/15/2026, 144A	268,881
200,000	Endo Dac/Endo Finance LLC/Endo Finance, Inc., 5.875%, 10/15/2024, 144A	195,000
310,000	Endo Finance LLC, 5.750%, 1/15/2022, 144A	277,450
355,000	Endo Finance LLC/Endo Finco, Inc., 5.375%, 1/15/2023, 144A	284,000
375,000	Inretail Pharma S.A., 5.375%, 5/02/2023, 144A	379,781
865,000	Teva Pharmaceutical Finance Co. BV, 2.950%, 12/18/2022	787,288
380,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	271,607
265,000	Valeant Pharmaceuticals International, Inc., 5.500%, 3/01/2023, 144A	246,450
85,000	Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/2021, 144A	83,619
990,000	Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/2023, 144A	929,981

		3,724,057

	Property & Casualty Insurance – 1.0%
435,000	Ardonagh Midco 3 PLC, 8.375%, 7/15/2023, 144A, (GBP)	582,398
1,110,000	Ardonagh Midco 3 PLC, 8.625%, 7/15/2023, 144A	1,133,488

		1,715,886

	Refining – 0.4%
635,000	Parkland Fuel Corp., 6.000%, 4/01/2026, 144A	625,475

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Restaurants – 0.5%
$890,000	1011778 B.C. ULC/New Red Finance, Inc., 5.000%, 10/15/2025, 144A	$842,118

	Retailers – 0.8%
40,000	Dillard’s, Inc., 7.000%, 12/01/2028	42,598
435,000	Dillard’s, Inc., 7.750%, 7/15/2026	484,999
205,000	Dillard’s, Inc., 7.750%, 5/15/2027	230,579
475,000	L Brands, Inc., 6.750%, 7/01/2036	418,000
180,000	L Brands, Inc., 6.875%, 11/01/2035	160,200

		1,336,376

	Sovereigns – 0.2%
10,810,000	Argentina Politica Monetaria, Argentina Central Bank 7-day Repo Reference Rate, 32.223%, 6/21/2020, (ARS)(d)	387,797

	Supermarkets – 0.6%
335,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 5.750%, 3/15/2025	296,475
935,000	New Albertsons LP, Series C, MTN, 6.625%, 6/01/2028	719,950

		1,016,425

	Supranational – 1.0%
5,190,000,000	International Bank for Reconstruction and Development, 4.250%, 6/20/2019, (COP)(e)	1,766,819

	Technology – 4.4%
416,000	Blackboard, Inc., 9.750%, 10/15/2021, 144A	305,760
170,000	Camelot Finance S.A., 7.875%, 10/15/2024, 144A	170,425
60,000	CommScope Technologies LLC, 6.000%, 6/15/2025, 144A	61,275
1,220,000	Dell International LLC/EMC Corp., 6.020%, 6/15/2026, 144A	1,281,478
1,345,000	Dell International LLC/EMC Corp., 8.350%, 7/15/2046, 144A	1,619,809
430,000	First Data Corp., 5.000%, 1/15/2024, 144A	426,775
800,000	First Data Corp., 7.000%, 12/01/2023, 144A	833,264
95,000	Micron Technology, Inc., 5.500%, 2/01/2025	98,919
515,000	Open Text Corp., 5.625%, 1/15/2023, 144A	529,162
190,000	Open Text Corp., 5.875%, 6/01/2026, 144A	193,800

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Technology – continued
$275,000		Sabre GLBL, Inc., 5.250%, 11/15/2023, 144A	$276,713
405,000		Sabre GLBL, Inc., 5.375%, 4/15/2023, 144A	409,050
435,000		Veritas U.S., Inc./Veritas Bermuda Ltd., 10.500%, 2/01/2024, 144A	356,700
900,000		Western Digital Corp., 4.750%, 2/15/2026	875,250

			7,438,380

		Transportation Services – 0.2%
275,000		APL Ltd., 8.000%, 1/15/2024(f)(g)	267,438
		Treasuries – 2.9%
263,668	(††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)(e)	1,185,442
210,870	(††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 11/13/2042, (MXN)	1,069,754
131,759	(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)(e)	745,013
29,260,000		South Africa Government International Bond, 8.750%, 1/31/2044, (ZAR)	1,949,011

			4,949,220

		Wireless – 3.2%
6,000,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	276,178
6,100,000		America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	267,986
200,000		Millicom International Cellular S.A., 5.125%, 1/15/2028, 144A	183,700
105,000		Nokia Oyj, 3.375%, 6/12/2022	101,800
865,000		Nokia Oyj, 4.375%, 6/12/2027	813,100
786,000		Sprint Capital Corp., 6.875%, 11/15/2028	752,595
1,420,000		Sprint Corp., 7.250%, 9/15/2021	1,476,800
315,000		T-Mobile USA, Inc., 4.500%, 2/01/2026	294,131
895,000		T-Mobile USA, Inc., 4.750%, 2/01/2028	828,994
530,000		T-Mobile USA, Inc., 6.000%, 4/15/2024	548,550

			5,543,834

		Wirelines – 2.8%
705,000		CenturyLink, Inc., Series U, 7.650%, 3/15/2042	585,150

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$130,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	$124,800
60,000,000	Empresa de Telecomunicaniones de Bogota, 7.000%, 1/17/2023, 144A, (COP)	17,008
1,060,000	Frontier Communications Corp., 8.500%, 4/01/2026, 144A	1,022,900
405,000	Frontier Communications Corp., 9.000%, 8/15/2031	265,275
1,545,000	Level 3 Financing, Inc., 5.250%, 3/15/2026	1,469,449
705,000	Level 3 Parent LLC, 5.750%, 12/01/2022	705,000
120,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	124,308
505,000	Windstream Services LLC/Windstream Finance Corp., 7.750%, 10/15/2020	453,238

		4,767,128

	Total Non-Convertible Bonds (Identified Cost $137,675,648)	133,634,498

Convertible Bonds – 10.9%
	Building Materials – 0.2%
340,000	Tutor Perini Corp., 2.875%, 6/15/2021	340,501

	Cable Satellite – 1.2%
1,455,000	DISH Network Corp., 2.375%, 3/15/2024	1,281,284
825,000	DISH Network Corp., 3.375%, 8/15/2026	799,092

		2,080,376

	Consumer Cyclical Services – 0.5%
910,000	Macquarie Infrastructure Corp., 2.000%, 10/01/2023	807,046

	Diversified Operations – 0.1%
160,000	RWT Holdings, Inc., 5.625%, 11/15/2019	161,662

	Healthcare – 0.6%
365,000	Evolent Health, Inc., 2.000%, 12/01/2021	413,983
125,000	Insulet Corp., 1.375%, 11/15/2024, 144A	140,408
365,000	Teladoc, Inc., 3.000%, 12/15/2022, 144A	544,084

		1,098,475

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Leisure – 0.1%
$185,000	Rovi Corp., 0.500%, 3/01/2020	$175,941

	Midstream – 0.8%
940,000	Chesapeake Energy Corp., 5.500%, 9/15/2026	955,308
195,000	PDC Energy, Inc., 1.125%, 9/15/2021	203,687
60,000	SM Energy Co., 1.500%, 7/01/2021	61,811
170,000	Whiting Petroleum Corp., 1.250%, 4/01/2020	162,253

		1,383,059

	Oil Field Services – 0.4%
35,000	Hercules Capital, Inc., 4.375%, 2/01/2022	34,861
860,000	Nabors Industries, Inc., 0.750%, 1/15/2024	677,861

		712,722

	Pharmaceuticals – 4.0%
200,000	Acorda Therapeutics, Inc., 1.750%, 6/15/2021	193,283
1,805,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	1,823,411
435,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	515,311
115,000	Dermira, Inc., 3.000%, 5/15/2022	94,652
410,000	Flexion Therapeutics, Inc., 3.375%, 5/01/2024	499,819
465,000	Horizon Pharma Investment Ltd., 2.500%, 3/15/2022	445,031
1,710,000	Intercept Pharmaceuticals, Inc., 3.250%, 7/01/2023	1,497,187
745,000	Ionis Pharmaceuticals, Inc., 1.000%, 11/15/2021	731,929
400,000	Neurocrine Biosciences, Inc., 2.250%, 5/15/2024	577,293
460,000	Pacira Pharmaceuticals, Inc., 2.375%, 4/01/2022	426,359

		6,804,275

	Railroads – 0.3%
410,000	Greenbrier Cos., Inc. (The), 2.875%, 2/01/2024	471,806

	REITs - Mortgage – 0.3%
435,000	iStar, Inc., 3.125%, 9/15/2022, 144A	423,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Technology – 2.2%
$455,000	Avaya Holdings Corp., 2.250%, 6/15/2023, 144A	$442,331
1,370,000	Finisar Corp., 0.500%, 12/15/2036	1,243,481
295,000	MagnaChip Semiconductor S.A., 5.000%, 3/01/2021	419,685
1,105,000	Nuance Communications, Inc., 1.000%, 12/15/2035	987,516
315,000	Nuance Communications, Inc., 1.250%, 4/01/2025	295,577
450,000	Verint Systems, Inc., 1.500%, 6/01/2021	441,649

		3,830,239

	Wirelines – 0.2%
350,000	GCI Liberty, Inc., 1.750%, 9/30/2046, 144A	360,131

	Total Convertible Bonds (Identified Cost $18,603,145)	18,649,233

	Total Bonds and Notes (Identified Cost $156,278,793)	152,283,731

Loan Participations – 0.3%
	ABS Other – 0.3%
448,785	Harbour Aircraft Investments Ltd., Series 2017-1, Class C, 8.000%, 11/15/2037(a) (Identified Cost $447,740)	455,290

Senior Loans – 1.2%
	Independent Energy – 0.3%
531,086	Chesapeake Energy Corp., Term Loan, 1-month LIBOR + 7.500%, 9.594%, 8/23/2021(d)	555,096

	Supermarkets – 0.3%
429,967	Albertsons LLC, USD 2017 Term Loan B4, 1-month LIBOR + 2.750%, 4.844%, 8/25/2021(d)	425,474

	Transportation Services – 0.6%
1,042,223	Uber Technologies, 2018 Term Loan, 1-month LIBOR + 4.000%, 6.001%, 4/04/2025(d)	1,044,391

	Total Senior Loans (Identified Cost $1,998,579)	2,024,961

Shares	Description	Value (†)
Preferred Stocks – 1.3%
Convertible Preferred Stocks – 1.3%
	Food & Beverage – 0.9%
14,765	Bunge Ltd., 4.875%	1,587,359

	Midstream – 0.4%
988	Chesapeake Energy Corp., 5.750%	$619,378
20	Chesapeake Energy Corp., 5.750%, 144A	12,538
137	Chesapeake Energy Corp., 5.750%	83,776

		715,692

	Total Convertible Preferred Stocks (Identified Cost $2,234,677)	2,303,051

Non-Convertible Preferred Stock – 0.0%
	Finance Companies – 0.0%
550	iStar, Inc., Series G, 7.650% (Identified Cost $10,956)	13,667

	Total Preferred Stocks (Identified Cost $2,245,633)	2,316,718

Other Investments – 0.6%
	Aircraft ABS – 0.6%
8,415	Aergen LLC(a)(c)(f)(j)	8
100	ECAF I Blocker Ltd.(a)(c)(f)(j)	990,301

	Total Aircraft ABS (Identified Cost $1,841,500)	990,309

Common Stocks – 1.4%
	Media – 0.0%
4,113	Dex Media, Inc.(j)(k)	42,775

	Oil, Gas & Consumable Fuels – 1.1%
13,107	Bonanza Creek Energy, Inc.(k)	496,362
16,530	Frontera Energy Corp.(k)	240,535
12,992	Halcon Resources Corp.(k)	57,035
14,882	Kinder Morgan, Inc.	262,965
3,405	Paragon Offshore Ltd., Litigation Units, Class A(j)(k)	2,921
5,106	Paragon Offshore Ltd., Litigation Units, Class B(j)(k)	153,180
1,725	Rex Energy Corp.(k)	240
12,757	Whiting Petroleum Corp.(k)	672,549

		1,885,787

	Pharmaceuticals – 0.3%
1,189	Allergan PLC	198,230
5,539	Bristol-Myers Squibb Co.	306,528

		504,758

Shares	Description	Value (†)
Common Stocks – continued
	Total Common Stocks (Identified Cost $5,763,299)	2,433,320

Warrants – 0.0%
3,528	Halcon Resources Corp., Expiration on 9/9/2020 at $14.04(k) (Identified Cost $-)	1,408

Principal Amount (‡)
Short-Term Investments – 4.6%
$7,872,529	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2018 at 1.100% to be repurchased at $7,873,250 on 7/02/2018 collateralized by $8,260,000 U.S. Treasury Note, 2.000% due 11/30/2022 valued at $8,030,901 including accrued interest(l) (Identified Cost $7,872,529)	7,872,529

Description	Value (†)
Total Investments – 98.5% (Identified Cost $176,448,073)	$168,378,266
Other assets less liabilities – 1.5%	2,556,314

Net Assets – 100.0%	$170,934,580

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of June 30, 2018, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$2,775,141	1.6%	$991,018	0.6%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Level 3 security. Value has been determined using significant unobservable inputs.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2018 is disclosed.

(c)	Fair valued by the Fund’s adviser. At June 30, 2018, the value of these securities amounted to $991,018 or 0.6% of net assets.
(d)	Variable rate security. Rate as of June 30, 2018 is disclosed.
(e)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(f)	Illiquid security.
(g)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2018, the value of these securities amounted to $2,775,141 or 1.6% of net assets.
(h)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. For the period ended June 30, 2018, interest payments were made in cash.
(i)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(j)	Securities subject to restriction on resale. At June 30, 2018, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Aergen LLC	March 6, 2017	$841,500	$8	Less than 0.1%
Dex Media, Inc.	August 12, 2016	20,040	42,775	Less than 0.1%
ECAF I Blocker Ltd.	December 20, 2016	1,000,000	990,301	0.6%
Paragon Offshore Ltd., Litigation Units Class A	July 18, 2017	25,887	2,921	Less than 0.1%
Paragon Offshore Ltd., Litigation Units Class B	July 18, 2017	517,958	153,180	0.1%

(k)	Non-income producing security.
(l)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the value of Rule 144A holdings amounted to $67,884,307 or 39.7% of net assets.
ABS	Asset-Backed Securities
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

ARS	Argentine Peso
COP	Colombian Peso
GBP	British Pound
MXN	Mexican Peso
ZAR	South African Rand

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At June 30, 2018, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
HSBC Bank USA	8/02/2018	GBP	S	340,000	$470,445	$449,327	$21,118
Bank of America, N.A.	8/02/2018	ZAR	S	25,220,000	2,002,827	1,831,545	171,282

Total							$192,400

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

• Level 1 - quoted prices in active markets for identical assets or liabilities;

• Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

• Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$2,539,232	$697	(a)	$2,539,929
Home Construction	—	3,490,263	12	(a)	3,490,275
All Other Non-Convertible Bonds*	—	127,604,294	—		127,604,294

Total Non-Convertible Bonds	—	133,633,789	709		133,634,498

Convertible Bonds*	—	18,649,233	—		18,649,233

Total Bonds and Notes	—	152,283,022	709		152,283,731

Loan Participations*	—	—	455,290	(b)	455,290
Senior Loans*	—	2,024,961	—		2,024,961
Preferred Stocks
Convertible Preferred Stocks*	—	2,303,051	—		2,303,051
Non-Convertible Preferred Stock*	13,667	—	—		13,667

Total Preferred Stocks	13,667	2,303,051	—		2,316,718

Other Investments*	—	—	990,309	(c)	990,309
Common Stocks
Media	—	42,775	—		42,775
Oil, Gas & Consumable Fuels	1,729,686	156,101	—		1,885,787
Pharmaceuticals	504,758	—	—		504,758

Total Common Stocks	2,234,444	198,876	—		2,433,320

Warrants	1,408	—	—		1,408
Short-Term Investments	—	7,872,529	—		7,872,529
Forward Foreign Currency Contracts (unrealized appreciation)	—	192,400	—		192,400

Total	$2,249,519	$164,874,839	$1,446,308		$168,570,666

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.
(b)	Valued using broker-dealer bid prices.
(c)	Fair valued by the Fund’s adviser ($8) or fair valued by the Fund’s adviser using broker – dealer bid prices for which the inputs are unobservable to the Fund ($990,301).

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2017 and/or June 30, 2018:

Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2017		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as on June 30, 2018
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—		$—	$2,070	$298	$—	$(28,711)	$27,040	$—	$697	$298
Home Construction	12		18,918	—	(18,918)	—	—	—	—	12	(18,918)
Non-Agency Commercial Mortgage-Backed Securities	939,675		—	—	(4,675)	—	(935,000)	—	—	—	—
Loan Participations
ABS Other	—		18	118	7,549	497,937	(50,332)	—	—	455,290	7,549
Other Investments
Aircraft ABS	1,853,562		—	—	(863,253)	—	—	—	—	990,309	(863,253)
Common Stocks
Media	23,855		—	—	—	—	—	—	(23,855)	—	—
Oil, Gas & Consumable Fuels	154,523		—	(498,180)	592,219	—	(149,338)	—	(99,224)	—	—
Warrants	—	(a)	—	—	—	—	—	—	—	—	—

Total	$2,971,627		$18,936	$(495,992)	$(286,780)	$497,937	$(1,163,381)	$27,040	$(123,079)	$1,446,308	$(874,324)

(a)	Includes a security fair valued at zero using Level 3 inputs that expired as worthless during the period.

A debt security valued at $27,040 was transferred from Level 2 to Level 3 during the period ended June 30, 2018. At September 30, 2017, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2018, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

Common stocks valued at $123,079 were transferred from Level 3 to Level 2 during the period ended June 30, 2018. At September 30, 2017, these securities were valued at fair value as determined in good faith by the Fund’s advisor using broker-dealer bid prices for which the inputs are unobservable to the Fund. At June 30, 2018, these securities were valued on the basis of closing bid quotations furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holding of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended June 30, 2018, the Fund engaged in forward foreign currency transactions for hedging purposes.

The following is a summary of derivative instruments for the Fund, as of June 30, 2018:

Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$192,400

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of June 30, 2018, the Fund did not hold any derivative positions subject to these provisions that are in a net liability position by counterparty.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2018:

Maximum Amount of Loss – Gross	Maximum Amount of Loss – Net
$ 192,400	$192,400

Industry Summary at June 30, 2018 (Unaudited)

Independent Energy	8.6%
Cable Satellite	7.1
Technology	6.6
Pharmaceuticals	6.5
Healthcare	5.2
Midstream	4.6
Banking	4.4
Food & Beverage	3.3
Finance Companies	3.3
Wireless	3.2
Wirelines	3.0
Treasuries	2.9
Media Entertainment	2.7
Government Owned—No Guarantee	2.4
Home Construction	2.0
Other Investments, less than 2% each	28.1
Short-Term Investments	4.6

Total Investments	98.5
Other assets less liabilities (including forward foreign currency contracts)	1.5

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2018 (Unaudited)

Loomis Sayles Investment Grade Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 70.3% of Net Assets
Non-Convertible Bonds – 68.5%
	ABS Other – 1.8%
$51,974,143	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(a)(b)(c)	$51,376,440
10,593,412	Trinity Rail Leasing LLC, Series 2010-1A, Class A, 5.194%, 10/16/2040, 144A	11,121,582
30,942,027	Trinity Rail Leasing LP, Series 2009-1A, Class A, 6.657%, 11/16/2039, 144A	34,648,451
1,818,389	Trinity Rail Leasing LP, Series 2012-1A, Class A1, 2.266%, 1/15/2043, 144A	1,769,562

		98,916,035

	Aerospace & Defense – 1.9%
1,865,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	1,883,613
1,455,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	1,505,416
550,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	595,122
650,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039	767,000
78,795,000	Textron, Inc., 5.950%, 9/21/2021	83,922,851
11,040,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	15,740,063

		104,414,065

	Airlines – 1.7%
3,412,100	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	3,477,612
1,511,770	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	1,551,529
226,603	Continental Airlines Pass Through Trust, Series 1999-1, Class A, 6.545%, 8/02/2020(a)	228,597
403,667	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	431,428
42,049,022	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	44,517,300
1,176,001	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	1,281,606
6,528,922	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	7,174,633
10,784,998	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	11,349,916
7,863,808	Delta Air Lines Pass Through Trust, Series 2010-1, Class A, 6.200%, 1/02/2020(a)	7,863,808
14,960,517	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	15,708,543
1,148,796	Virgin Australia Pass Through Certificates, Series 2013-1A, 5.000%, 4/23/2025, 144A	1,169,302

		94,754,274

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Automotive – 0.6%
$23,581,000	Cummins, Inc., 5.650%, 3/01/2098	$25,428,785
5,274,000	Cummins, Inc., 6.750%, 2/15/2027	6,209,151
125,000	Ford Motor Co., 6.500%, 8/01/2018	125,371
255,000	Ford Motor Co., 6.625%, 2/15/2028	283,376
240,000	Ford Motor Co., 7.500%, 8/01/2026	280,372
2,370,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	2,500,350

		34,827,405

	Banking – 8.1%
1,468,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,739,580
84,339,000	Bank of America Corp., 6.110%, 1/29/2037	96,879,852
49,304,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	46,428,310
100,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	98,816
25,627,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	24,958,081
25,090,000	Bank of Nova Scotia (The), 2.130%, 6/15/2020, (CAD)	18,927,859
2,173,000	Bear Stearns Cos. LLC (The), 4.650%, 7/02/2018	2,173,000
17,000,000	Citigroup, Inc., 3.500%, 5/15/2023	16,624,438
1,660,000	Citigroup, Inc., 4.500%, 1/14/2022	1,705,128
22,960,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	16,010,688
22,154,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	18,953,190
6,645,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	6,882,476
70,245,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	69,357,756
36,745,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	25,019,957
100,000	Keybank NA, 6.950%, 2/01/2028	118,782
5,100,000	Lloyds Banking Group PLC, 5.300%, 12/01/2045	5,075,831
1,845,000	Morgan Stanley, 4.350%, 9/08/2026	1,819,820
30,000,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	22,383,087

Information Classification: Limited Access

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$5,900,000	Morgan Stanley, 5.750%, 1/25/2021	$6,237,749
20,695,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	20,774,021
38,206,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	39,369,539
2,875,000	National City Bank of Indiana, 4.250%, 7/01/2018	2,875,000
8,638,000	National City Corp., 6.875%, 5/15/2019	8,924,525

		453,337,485

	Brokerage – 1.5%
50,270,000	Jefferies Group LLC, 5.125%, 1/20/2023	52,253,291
19,498,000	Jefferies Group LLC, 6.250%, 1/15/2036	19,989,197
8,760,000	Jefferies Group LLC, 6.450%, 6/08/2027	9,452,017

		81,694,505

	Building Materials – 0.6%
1,610,000	Masco Corp., 6.500%, 8/15/2032	1,798,070
3,110,000	Masco Corp., 7.125%, 3/15/2020	3,294,160
2,667,000	Masco Corp., 7.750%, 8/01/2029	3,231,194
23,975,000	Owens Corning, 7.000%, 12/01/2036	27,773,025

		36,096,449

	Cable Satellite – 1.8%
10,790,000	DISH DBS Corp., 5.000%, 3/15/2023	9,360,325
17,832,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	14,086,690
13,630,000	Time Warner Cable LLC, 4.125%, 2/15/2021	13,699,380
2,800,000	Time Warner Cable LLC, 4.500%, 9/15/2042	2,300,618
64,548,000	Time Warner Cable LLC, 6.750%, 7/01/2018	64,548,000

		103,995,013

	Chemicals – 0.9%
654,000	Consolidated Energy Finance S.A., 6.500%, 5/15/2026, 144A	647,460
50,500,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	50,436,875

		51,084,335

Information Classification: Limited Access

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Construction Machinery – 0.1%
$6,787,000		Toro Co. (The), 6.625%, 5/01/2037(b)(c)	$8,008,746

		Consumer Products – 0.1%
7,458,000		Hasbro, Inc., 6.600%, 7/15/2028	8,566,063

		Diversified Manufacturing – 0.1%
5,305,000		General Electric Co., Series A, MTN, 3-month LIBOR + 0.300%, 2.648%, 5/13/2024(d)	5,050,254

		Electric – 1.7%
24,891,673		Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	26,779,326
7,861,383		Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034(e)	3,871,495
30,430,000		EDP Finance BV, 4.125%, 1/15/2020, 144A	30,678,917
4,491,000		Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	5,523,558
13,025,000		Enel Finance International NV, 6.000%, 10/07/2039, 144A	14,475,316
9,007,000		Enel Finance International NV, 6.800%, 9/15/2037, 144A	10,764,360
3,596,935		Mackinaw Power LLC, 6.296%, 10/31/2023, 144A	3,729,394

			95,822,366

		Finance Companies – 4.1%
18,830,000		International Lease Finance Corp., 4.625%, 4/15/2021	19,243,951
62,425	(††)	Navient Corp., 6.000%, 12/15/2043	1,355,715
5,615,000		Navient Corp., MTN, 6.125%, 3/25/2024	5,544,813
90,196,000		Navient LLC, 5.500%, 1/25/2023	88,617,570
3,280,000		Navient LLC, MTN, 7.250%, 1/25/2022	3,431,700
22,116,000		Navient LLC, Series A, MTN, 5.625%, 8/01/2033(b)(c)	18,688,020
7,805,000		Quicken Loans, Inc., 5.250%, 1/15/2028, 144A	7,198,551
6,820,000		Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	6,675,280
16,717,000		Springleaf Finance Corp., 5.250%, 12/15/2019	16,925,962
4,920,000		Springleaf Finance Corp., 6.875%, 3/15/2025	4,883,100
31,883,000		Springleaf Finance Corp., 7.750%, 10/01/2021	34,274,225
16,599,000		Springleaf Finance Corp., 8.250%, 10/01/2023	18,175,905

Information Classification: Limited Access

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – continued
$ 5,725,000	Wand Merger Corp., 9.125%, 7/15/2026, 144A	$5,782,250

		230,797,042

	Government Owned—No Guarantee – 0.8%
3,720,000	Abu Dhabi National Energy Co. PJSC, 6.500%, 10/27/2036, 144A	4,299,278
12,575,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	13,149,678
17,435,000	Petrobras Global Finance BV, 4.375%, 5/20/2023	16,336,595
11,555,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	9,398,606
1,000,000	Telekom Malaysia Berhad, 7.875%, 8/01/2025, 144A	1,230,951

		44,415,108

	Health Insurance – 0.0%
1,261,000	Cigna Corp., 7.875%, 5/15/2027	1,564,201

	Healthcare – 0.7%
7,692,000	Boston Scientific Corp., 6.000%, 1/15/2020	8,013,837
9,385,000	HCA, Inc., 4.500%, 2/15/2027	8,833,631
4,806,000	HCA, Inc., 7.050%, 12/01/2027	4,962,195
1,592,000	HCA, Inc., 7.500%, 11/06/2033	1,675,580
1,295,000	HCA, Inc., 7.690%, 6/15/2025	1,405,075
2,480,000	HCA, Inc., MTN, 7.580%, 9/15/2025	2,678,400
3,068,000	HCA, Inc., MTN, 7.750%, 7/15/2036	3,236,740
1,735,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	1,726,325
4,785,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	4,354,350

		36,886,133

	Home Construction – 0.2%
3,990,000	PulteGroup, Inc., 6.000%, 2/15/2035	3,850,350
3,567,000	PulteGroup, Inc., 6.375%, 5/15/2033	3,567,000
1,615,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	1,602,887

		9,020,237

Information Classification: Limited Access

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – 1.3%
$29,185,000	California Resources Corp., 8.000%, 12/15/2022, 144A	$26,485,387
7,335,000	Continental Resources, Inc., 3.800%, 6/01/2024	7,155,587
9,787,000	EQT Corp., 8.125%, 6/01/2019	10,228,712
29,027,000	Noble Energy, Inc., 3.900%, 11/15/2024	28,619,557
400,000	QEP Resources, Inc., 5.250%, 5/01/2023	391,000
60,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	61,988

		72,942,231

	Integrated Energy – 0.1%
7,700,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	7,994,271

	Life Insurance – 2.0%
1,475,000	American International Group, Inc., 4.875%, 6/01/2022	1,544,807
600,000	AXA S.A., EMTN, (fixed rate to 10/16/2019, variable rate thereafter), 6.772%, (GBP)(f)	830,453
5,900,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	7,398,662
15,000,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	16,779,047
9,063,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	11,186,347
26,914,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(b)(c)	43,714,171
6,440,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(b)(c)	7,690,200
2,872,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	3,408,552
14,489,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	19,414,279

		111,966,518

	Local Authorities – 0.5%
37,829,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	28,300,530
489,000	Province of Nova Scotia, 6.600%, 6/01/2027, (CAD)	482,394

		28,782,924

	Lodging – 1.0%
52,516,000	Choice Hotels International, Inc., 5.700%, 8/28/2020	54,222,770

Information Classification: Limited Access

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Media Entertainment – 0.4%
$4,482,000	21st Century Fox America, Inc., 8.150%, 10/17/2036	$6,201,564
358,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	13,142,094
5,000,000	iHeartCommunications, Inc., 9.000%, 3/01/2021(e)	3,775,000

		23,118,658

	Metals & Mining – 1.6%
1,689,997	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(b)(c)(e)(g)	8,450
430,000	ArcelorMittal, 5.500%, 3/01/2021	448,060
47,920,000	ArcelorMittal, 6.750%, 3/01/2041	54,097,846
19,365,000	ArcelorMittal, 7.000%, 10/15/2039	22,234,893
4,612,000	United States Steel Corp., 6.650%, 6/01/2037	4,208,450
3,655,000	Vale Overseas Ltd., 6.875%, 11/21/2036	4,103,469
4,893,000	Worthington Industries, Inc., 6.500%, 4/15/2020	5,130,415

		90,231,583

	Midstream – 1.6%
650,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	684,125
525,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 4.500%, 11/01/2023	528,098
3,328,000	Florida Gas Transmission Co. LLC, 7.900%, 5/15/2019, 144A	3,464,651
14,300,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	15,231,240
14,660,000	Kinder Morgan Energy Partners LP, 3.500%, 9/01/2023	14,244,682
3,105,000	Kinder Morgan Energy Partners LP, 5.300%, 9/15/2020	3,220,541
7,461,000	Kinder Morgan Energy Partners LP, 5.800%, 3/01/2021	7,868,233
85,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	99,875
31,311,000	ONEOK Partners LP, 4.900%, 3/15/2025	32,329,218
1,404,000	Panhandle Eastern Pipe Line Co. LP, 8.125%, 6/01/2019	1,465,683
225,000	Plains All American Pipeline LP / PAA Finance Corp., 2.850%, 1/31/2023	211,823
8,405,000	Williams Partners LP, 3.350%, 8/15/2022	8,214,137

		87,562,306

Information Classification: Limited Access

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Mortgage Related – 0.0%
$16,136	FHLMC, 5.000%, 12/01/2031	$17,100
2,166	FNMA, 6.000%, 7/01/2029	2,383

		19,483

	Non-Agency Commercial Mortgage-Backed Securities – 0.4%
4,079,118	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	3,098,720
27,000,000	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A2, 2.616%, 7/12/2047, 144A, (CAD)	20,405,728
2,125,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.847%, 3/15/2044, 144A(h)	1,910,498

		25,414,946

	Oil Field Services – 0.1%
5,000,000	Nabors Industries, Inc., 5.100%, 9/15/2023	4,718,700

	Paper – 1.4%
363,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	486,091
7,049,000	International Paper Co., 8.700%, 6/15/2038	9,835,267
5,270,000	WestRock MWV LLC, 7.550%, 3/01/2047(b)(c)	6,834,824
4,273,000	WestRock MWV LLC, 8.200%, 1/15/2030	5,649,996
26,007,000	Weyerhaeuser Co., 6.875%, 12/15/2033	31,765,031
7,374,000	Weyerhaeuser Co., 7.375%, 10/01/2019	7,748,486
13,539,000	Weyerhaeuser Co., 7.375%, 3/15/2032	17,209,368

		79,529,063

	Property & Casualty Insurance – 0.1%
2,740,000	Fidelity National Financial, Inc., 5.500%, 9/01/2022	2,915,640
1,889,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 13.608%, 1/15/2033, 144A(d)(i)	963,390
2,212,000	XLIT Ltd., 6.250%, 5/15/2027	2,528,570

		6,407,600

	Railroads – 0.2%
9,787,000	Canadian Pacific Railway Co., 7.250%, 5/15/2019	10,145,525

	REITs - Health Care – 0.1%
5,972,000	Welltower, Inc., 6.500%, 3/15/2041	7,231,878

Information Classification: Limited Access

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	REITs - Single Tenant – 0.2%
$8,690,000	Realty Income Corp., 5.750%, 1/15/2021	$9,150,904

	Retailers – 0.6%
1,255,000	Group 1 Automotive, Inc., 5.000%, 6/01/2022	1,245,588
5,979,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	3,363,188
5,446,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	3,076,990
10,467,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	11,300,769
8,064,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	8,947,180
3,755,000	PVH Corp., 7.750%, 11/15/2023	4,383,962

		32,317,677

	Supermarkets – 0.4%
4,510,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.625%, 6/15/2024	4,257,891
1,120,000	Koninklijke Ahold Delhaize NV, 5.700%, 10/01/2040	1,222,664
6,830,000	New Albertsons LP, 7.450%, 8/01/2029	5,532,300
7,640,000	New Albertsons LP, 8.000%, 5/01/2031	6,304,146
989,000	New Albertsons LP, Series C, MTN, 6.625%, 6/01/2028	761,530
6,752,000	SUPERVALU, Inc., 6.750%, 6/01/2021	6,868,135

		24,946,666

	Supranational – 0.1%
9,640,000	European Investment Bank, MTN, 6.000%, 8/06/2020, (AUD)	7,664,673

	Technology – 0.4%
16,735,000	KLA-Tencor Corp., 5.650%, 11/01/2034	18,245,833
1,410,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	1,599,476

		19,845,309

	Treasuries – 24.3%
132,000,000	Canadian Government International Bond, 0.750%, 9/01/2020, (CAD)	97,891,758
209,501,000	Canadian Government International Bond, 1.250%, 9/01/2018, (CAD)	159,307,770
61,795,000	Canadian Government International Bond, 1.750%, 9/01/2019, (CAD)	46,976,703

Information Classification: Limited Access

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Treasuries – continued
391,985,000		Iceland Government International Bond, 7.250%, 10/26/2022, (ISK)	$3,272,619
1,195,394,000		Iceland Government International Bond, 8.750%, 2/26/2019, (ISK)	9,514,966
2,755,000	(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	14,007,875
2,965,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	14,839,146
7,555,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	38,585,935
1,925,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	10,338,070
23,970,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	135,535,005
36,850,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	25,522,985
290,574,000		Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	38,355,690
416,760,000		Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	52,867,500
43,590,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	10,352,730
23,848,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	6,319,205
205,000,000		U.S. Treasury Note, 0.750%, 8/31/2018	204,611,878
350,000,000		U.S. Treasury Note, 0.750%, 9/30/2018	348,934,736
150,000,000		U.S. Treasury Note, 1.250%, 6/30/2019	148,359,375

			1,365,593,946

		Wireless – 0.7%
559,910,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	25,772,451
58,200,000		America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	2,556,847
6,373,000		Sprint Capital Corp., 6.875%, 11/15/2028	6,102,148
612,000		Sprint Capital Corp., 8.750%, 3/15/2032	654,840
1,609,000		Sprint Communications, Inc., 6.000%, 11/15/2022	1,594,921
985,000		Sprint Corp., 7.125%, 6/15/2024	994,446

			37,675,653

		Wirelines – 4.3%
61,415,000		AT&T, Inc., 4.300%, 2/15/2030, 144A	57,970,008
406,000		Bell Canada, Inc., MTN, 7.300%, 2/23/2032, (CAD)	415,385

Information Classification: Limited Access

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$ 2,936,000	BellSouth Telecommunications LLC, 5.850%, 11/15/2045	$2,965,331
4,990,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	4,590,800
4,508,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	3,741,640
2,710,000	CenturyLink, Inc., Series S, 6.450%, 6/15/2021	2,786,341
670,000	CenturyLink, Inc., Series U, 7.650%, 3/15/2042	556,100
195,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	187,200
24,103,000	Embarq Corp., 7.995%, 6/01/2036	22,747,206
910,000	Frontier Communications Corp., 7.125%, 1/15/2023	670,556
265,000	Frontier Communications Corp., 7.875%, 1/15/2027	154,362
455,000	Frontier Communications Corp., 9.000%, 8/15/2031	298,025
2,755,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	2,518,208
4,370,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	4,449,359
3,469,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	3,097,262
12,308,000	Qwest Corp., 6.875%, 9/15/2033	11,540,649
9,077,000	Qwest Corp., 7.250%, 9/15/2025	9,698,943
9,474,000	Qwest Corp., 7.250%, 10/15/2035	9,238,724
2,490,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	2,372,970
5,775,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	5,688,375
4,100,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	6,157,226
9,100,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	14,030,270
54,665,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	43,121,585
31,293,000	Verizon Communications, Inc., 4.329%, 9/21/2028, 144A	31,019,186

		240,015,711

	Total Non-Convertible Bonds (Identified Cost $3,976,274,920)	3,846,748,711

Convertible Bonds – 1.5%
	Cable Satellite – 0.3%
9,050,000	DISH Network Corp., 2.375%, 3/15/2024	7,969,503

Information Classification: Limited Access

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Cable Satellite – continued
$6,190,000	DISH Network Corp., 3.375%, 8/15/2026	$5,995,609

		13,965,112

	Finance Companies – 0.1%
3,905,000	Euronet Worldwide, Inc., 1.500%, 10/01/2044	4,785,511

	REITs - Mortgage – 0.1%
6,395,000	iStar, Inc., 3.125%, 9/15/2022, 144A	6,218,587

	Technology – 1.0%
46,000,000	Booking Holdings, Inc., 0.900%, 9/15/2021	54,956,430
342,809	Liberty Interactive LLC, 3.500%, 1/15/2031	401,862

		55,358,292

	Total Convertible Bonds (Identified Cost $69,135,713)	80,327,502

Municipals – 0.3%
	Illinois – 0.2%
9,150,000	State of Illinois, 5.100%, 6/01/2033	8,659,194

	Michigan – 0.0%
2,105,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	2,149,521

	Virginia – 0.1%
7,785,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	7,692,436

	Total Municipals (Identified Cost $16,919,183)	18,501,151

	Total Bonds and Notes (Identified Cost $4,062,329,816)	3,945,577,364

Shares
Common Stocks – 0.8%
	Automobiles – 0.8%
4,063,816	Ford Motor Co. (Identified Cost $34,826,997)	44,986,443

Preferred Stocks – 0.0%
	Midstream – 0.0%
43,031	Chesapeake Energy Corp., 5.000% (Identified Cost $3,673,619)	2,603,375

Information Classification: Limited Access

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 23.8%
$160,577,235	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2018 at 1.100% to be repurchased at $160,591,954 on 7/02/2018 collateralized by $9,285,000 U.S. Treasury Note, 2.125% due 12/31/2022 valued at $9,151,658; $150,000,000 U.S. Treasury Note, 1.625% due 4/30/2023 valued at $142,901,700; $12,560,000 U.S. Treasury Note, 1.250% due 7/31/2023 valued at $11,737,496 including accrued interest(j)	$160,577,235
350,000,000	U.S. Treasury Bills, 1.876%, 9/20/18(k)	348,541,665
50,000,000	U.S. Treasury Bills, 1.880%, 8/30/18, 11/1/18(k)	49,847,583
230,000,000	U.S. Treasury Bills, 1.881%-1.885%, 9/06/18(k)(l)	229,208,322
50,000,000	U.S. Treasury Bills, 1.980%-1.985%, 11/1/18(k)(l)	49,666,195
300,000,000	U.S. Treasury Bills, 1.995%, 11/08/18(k)	297,863,436
25,000,000	U.S. Treasury Bills, 2.030%, 11/15/18(k)	24,810,875
180,000,000	U.S. Treasury Bills, 2.200%-2.449%, 4/25/19(k)(l)	176,725,575

	Total Short-Term Investments (Identified Cost $1,337,175,970)	1,337,240,886

Information Classification: Limited Access

Description	Value (†)
Total Investments – 94.9% (Identified Cost $5,438,006,402)	$5,330,408,068
Other assets less liabilities – 5.1%	285,197,211

Net Assets – 100.0%	$5,615,605,279

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of June 30, 2018, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets
$136,320,851	2.4%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Level 3 security. Value has been determined using significant unobservable inputs.

Information Classification: Limited Access

(b)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2018, the value of these securities amounted to $136,320,851 or 2.4% of net assets.
(c)	Illiquid security.
(d)	Variable rate security. Rate as of June 30, 2018 is disclosed.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Perpetual bond with no specified maturity date.
(g)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal.
(h)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2018 is disclosed.
(i)	Non-income producing security.
(j)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(k)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(l)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the value of Rule 144A holdings amounted to $661,397,428 or 11.8% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
PJSC	Private Joint-Stock Company
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

• Level 1 - quoted prices in active markets for identical assets or liabilities;

• Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

• Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Information Classification: Limited Access

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$47,539,595	$51,376,440	(a)	$98,916,035
Airlines	—	86,661,869	8,092,405	(a)	94,754,274
Finance Companies	1,355,715	229,441,327	—		230,797,042
All Other Non-Convertible Bonds*	—	3,422,281,360	—		3,422,281,360

Total Non-Convertible Bonds	1,355,715	3,785,924,151	59,468,845		3,846,748,711

Convertible Bonds*	—	80,327,502	—		80,327,502
Municipals*	—	18,501,151	—		18,501,151

Total Bonds and Notes	1,355,715	3,884,752,804	59,468,845		3,945,577,364

Common Stocks*	44,986,443				44,986,443
Preferred Stocks*	—	2,603,375	—		2,603,375
Short-Term Investments	—	1,337,240,886	—		1,337,240,886

Total	$46,342,158	$5,224,597,065	$59,468,845		$5,330,408,068

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.

Information Classification: Limited Access

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2017 and/or June 30, 2018:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still held at June 30, 2018
Bonds and Notes
Non-Convertible Bonds
ABS Other	$52,564,401	$—	$17,576	$(3,756)	$—	$(1,201,781)	$—	$—	$51,376,440	$—
Airlines	—	1,499	3,329	(281,452)	—	(1,127,800)	9,496,829	—	8,092,405	(281,452)
Metals & Mining	676	—	—	—	—	—	—	(676)	—	—

Total	$52,565,077	$1,499	$20,905	$(285,208)	$—	$(2,329,581)	$9,496,829	$(676)	$59,468,845	$(281,452)

A debt securities valued at $9,496,829 were transferred from Level 2 to Level 3 during the period ended June 30, 2018. At September 30, 2017, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2018, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the securities.

A debt security valued at $676 was transferred from Level 3 to Level 2 during the period ended June 30, 2018. At September 30, 2017, this security was valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the security. At June 30, 2018, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2018 (Unaudited)

Treasuries	24.3%
Banking	8.1
Wirelines	4.3
Finance Companies	4.2
Cable Satellite	2.1
Life Insurance	2.0
Other Investments, less than 2% each	26.1
Short-Term Investments	23.8

Total Investments	94.9
Other assets less liabilities	5.1

Net Assets	100.0%

Currency Exposure Summary at June 30, 2018 (Unaudited)

United States Dollar	77.9%
Canadian Dollar	7.1
Mexican Peso	4.7
Other, less than 2% each	5.2

Total Investments	94.9
Other assets less liabilities	5.1

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2018 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 94.1% of Net Assets
	ABS Car Loan – 1.6%
$1,550,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A	$1,534,171
1,619,580	Credit Acceptance Auto Loan Trust, Series 2016-2A, Class A, 2.420%, 11/15/2023, 144A	1,617,023
2,875,000	Credit Acceptance Auto Loan Trust, Series 2016-3A, Class A, 2.150%, 4/15/2024, 144A	2,855,725
2,310,000	Flagship Credit Auto Trust, Series 2016-4, Class A2, 1.960%, 2/16/2021, 144A	2,303,407
725,000	NextGear Floorplan Master Owner Trust, Series 2016-1A, Class A2, 2.740%, 4/15/2021, 144A	724,163
1,495,000	NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A2, 2.540%, 4/18/2022, 144A	1,477,071
685,000	NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A2, 2.560%, 10/17/2022, 144A	673,555

		11,185,115

	ABS Home Equity – 0.3%
1,142,260	CoreVest American Finance Trust, Series 2017-1, Class A, 2.968%, 10/15/2049, 144A	1,119,278
1,140,997	Towd Point Mortgage Trust, Series 2015-2, Class 1A12, 2.750%, 11/25/2060, 144A(a)	1,121,981

		2,241,259

	ABS Student Loan – 0.0%
185,215	SoFi Professional Loan Program LLC, Series 2016-D, Class A1, 1-month LIBOR + 0.950%, 3.041%, 1/25/2039, 144A(b)	186,515

	Agency Commercial Mortgage-Backed Securities – 14.9%
3,225,922	Federal National Mortgage Association, Series 2015-M17, Class FA, 1-month LIBOR + 0.930%, 2.878%, 11/25/2022(b)	3,258,244
1,000,000	Federal National Mortgage Association, Series 2016-M3, Class ASQ2, 2.263%, 2/25/2023	969,111
6,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K006, Class A2, 4.251%, 1/25/2020	6,091,147
4,295,397	FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2, 3.871%, 4/25/2021	4,385,190
4,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K015, Class A2, 3.230%, 7/25/2021	4,014,606
6,625,000	FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class A2, 2.873%, 12/25/2021	6,578,165
2,580,000	FHLMC Multifamily Structured Pass Through Certificates, Series K064, Class A2, 3.224%, 3/25/2027	2,551,557
258,924	FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.412%, 8/25/2018	258,482
2,438,236	FHLMC Multifamily Structured Pass Through Certificates, Series K706, Class A2, 2.323%, 10/25/2018	2,432,367
7,370,269	FHLMC Multifamily Structured Pass Through Certificates, Series K708, Class A2, 2.130%, 1/25/2019	7,343,888
34,370,000	FHLMC Multifamily Structured Pass Through Certificates, Series K711, Class A2, 1.730%, 7/25/2019	34,041,234

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Agency Commercial Mortgage-Backed Securities – continued
$2,624,262	FHLMC Multifamily Structured Pass Through Certificates, Series K725, Class A1, 2.666%, 5/25/2023	$2,593,390
5,170,000	FHLMC Multifamily Structured Pass Through Certificates, Series K732, Class A2, 3.700%, 5/25/2025	5,310,488
4,100,025	FHLMC Multifamily Structured Pass Through Certificates, Series KABM, Class A, 1-month LIBOR + 0.700%, 2.701%, 9/25/2022(b)	4,114,400
460,969	FHLMC Multifamily Structured Pass Through Certificates, Series KF06, Class A, 1-month LIBOR + 0.330%, 2.331%, 11/25/2021(b)	461,114
5,209,638	FHLMC Multifamily Structured Pass Through Certificates, Series KF14, Class A, 1-month LIBOR + 0.650%, 2.651%, 1/25/2023(b)	5,222,711
2,551,059	FHLMC Multifamily Structured Pass Through Certificates, Series KI01, Class A, 1-month LIBOR + 0.160%, 2.161%, 9/25/2022(b)	2,551,437
2,310,349	FHLMC Multifamily Structured Pass Through Certificates, Series KJ04, Class A1, 1.376%, 10/25/2020	2,297,758
6,630,292	FHLMC Multifamily Structured Pass Through Certificates, Series KP03, Class A2, 1.780%, 7/25/2019	6,575,048
175,826	Government National Mortgage Association, Series 2003-72, Class Z, 5.268%, 11/16/2045(a)	182,643
154,836	Government National Mortgage Association, Series 2003-88, Class Z, 4.767%, 3/16/2046(a)	158,227

		101,391,207

	Collateralized Mortgage Obligations – 16.7%
60,016	Federal Home Loan Mortgage Corp., REMIC, Series 1500, Class FD, 7-year Treasury - 0.200%, 2.760%, 5/15/2023(b)(c)(d)	58,189
40,770	Federal Home Loan Mortgage Corp., REMIC, Series 1552, Class I, 10-year Treasury - 0.650%, 2.360%, 8/15/2023(b)(c)(d)	40,252
161,295	Federal Home Loan Mortgage Corp., REMIC, Series 2131, Class ZB, 6.000%, 3/15/2029	168,620
181,199	Federal Home Loan Mortgage Corp., REMIC, Series 2874, Class BC, 5.000%, 10/15/2019	182,364
427,847	Federal Home Loan Mortgage Corp., REMIC, Series 2931, Class DE, 4.000%, 2/15/2020	431,262
1,274,963	Federal Home Loan Mortgage Corp., REMIC, Series 2978, Class JG, 5.500%, 5/15/2035	1,377,507
1,917,505	Federal Home Loan Mortgage Corp., REMIC, Series 3036, Class NE, 5.000%, 9/15/2035	2,032,237
1,376,189	Federal Home Loan Mortgage Corp., REMIC, Series 3412, Class AY, 5.500%, 2/15/2038	1,488,393
1,473,654	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 2.837%, 6/15/2048(e)	1,351,597
1,612,396	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, 4.239%, 12/15/2036(a)(e)	1,697,760
749,719	Federal Home Loan Mortgage Corp., REMIC, Series 4212, Class FW, 1-month LIBOR + 2.100%, 4.173%, 6/15/2043(b)	719,483
1,353,961	Federal National Mortgage Association, REMIC, Series 2003-48, Class GH, 5.500%, 6/25/2033	1,465,244
34,871	Federal National Mortgage Association, REMIC, Series 1992-162, Class FB, 7-year Treasury - 0.050%, 2.860%, 9/25/2022(b)(c)(d)	34,517
39,599	Federal National Mortgage Association, REMIC, Series 1994-42, Class FD, 10-year Treasury - 0.500%, 2.510%, 4/25/2024(b)(c)(d)	39,169
9,533	Federal National Mortgage Association, REMIC, Series 2002-W10, Class A7, 4.152%, 8/25/2042(a)(c)(d)	9,663

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$627,898	Federal National Mortgage Association, REMIC, Series 2005-100, Class BQ, 5.500%, 11/25/2025	$659,079
649,576	Federal National Mortgage Association, REMIC, Series 2007-73, Class A1, 1-month LIBOR + 0.060%, 2.151%, 7/25/2037(b)	638,389
1,463,527	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.394%, 8/25/2038(a)	1,479,646
5,412,360	Federal National Mortgage Association, REMIC, Series 2013-67, Class NF, 1-month LIBOR + 1.000%, 3.091%, 7/25/2043(b)	5,271,347
20,852	Federal National Mortgage Association, REMIC, Series G93-19, Class FD, 10-year Treasury—0.650%, 2.300%, 4/25/2023(b)(c)(d)	20,639
9,393	FHLMC Structured Pass Through Securities, Series T-60, Class 2A1, 3.905%, 3/25/2044(a)(c)(d)	9,733
651,987	FHLMC Structured Pass Through Securities, Series T-62, Class 1A1, 12-month MTA + 1.200%, 2.664%, 10/25/2044(b)	651,307
1,182,949	Government National Mortgage Association, Series 2010-H20, Class AF, 1-month LIBOR + 0.330%, 2.247%, 10/20/2060(b)	1,182,112
1,107,356	Government National Mortgage Association, Series 2010-H24, Class FA, 1-month LIBOR + 0.350%, 2.267%, 10/20/2060(b)	1,106,564
920,919	Government National Mortgage Association, Series 2011-H06, Class FA, 1-month LIBOR + 0.450%, 2.367%, 2/20/2061(b)	922,792
3,803,481	Government National Mortgage Association, Series 2011-H23, Class HA, 3.000%, 12/20/2061	3,801,810
1,339,462	Government National Mortgage Association, Series 2012-124, Class HT, 7.262%, 7/20/2032(a)	1,408,557
551,676	Government National Mortgage Association, Series 2012-H15, Class FA, 1-month LIBOR + 0.450%, 2.367%, 5/20/2062(b)	552,334
1,049,098	Government National Mortgage Association, Series 2012-H18, Class NA, 1-month LIBOR + 0.520%, 2.437%, 8/20/2062(b)	1,053,416
2,739,115	Government National Mortgage Association, Series 2012-H29, Class HF, 1-month LIBOR + 0.500%, 2.417%, 10/20/2062(b)	2,740,914
1,957,987	Government National Mortgage Association, Series 2013-H02, Class GF, 1-month LIBOR + 0.500%, 2.417%, 12/20/2062(b)	1,960,933
4,151,972	Government National Mortgage Association, Series 2013-H08, Class FA, 1-month LIBOR + 0.350%, 2.267%, 3/20/2063(b)	4,148,982
2,865,500	Government National Mortgage Association, Series 2013-H10, Class FA, 1-month LIBOR + 0.400%, 2.317%, 3/20/2063(b)	2,866,990
10,138,797	Government National Mortgage Association, Series 2013-H22, Class FT, 1-year Treasury Constant Maturity Rate + 0.650%, 2.900%, 4/20/2063(b)	10,192,512
5,873,397	Government National Mortgage Association, Series 2014-H14, Class FA, 1-month LIBOR + 0.500%, 2.383%, 7/20/2064(b)	5,900,934
4,019,063	Government National Mortgage Association, Series 2014-H15, Class FA, 1-month LIBOR + 0.500%, 2.417%, 7/20/2064(b)	4,041,125
3,532,328	Government National Mortgage Association, Series 2015-H04, Class FL, 1-month LIBOR + 0.470%, 2.387%, 2/20/2065(b)	3,544,598
509,861	Government National Mortgage Association, Series 2015-H05, Class FA, 1-month LIBOR + 0.300%, 2.217%, 4/20/2061(b)	510,006
5,408,892	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065	5,359,112
8,198,011	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	7,846,632
722,290	Government National Mortgage Association, Series 2015-H11, Class FA, 1-month LIBOR + 0.250%, 2.167%, 4/20/2065(b)	722,268
5,378,395	Government National Mortgage Association, Series 2015-H12, Class FL, 1-month LIBOR + 0.230%, 2.147%, 5/20/2065(b)	5,358,649

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$3,240,642	Government National Mortgage Association, Series 2015-H19, Class FH, 1-month LIBOR + 0.300%, 2.217%, 7/20/2065(b)	$3,242,368
772,166	Government National Mortgage Association, Series 2015-H29, Class FA, 1-month LIBOR + 0.700%, 2.617%, 10/20/2065(b)	774,258
462,947	Government National Mortgage Association, Series 2015-H30, Class FA, 1-month LIBOR + 0.680%, 2.597%, 8/20/2061(b)	464,073
5,975,035	Government National Mortgage Association, Series 2016-H06, Class FC, 1-month LIBOR + 0.920%, 2.837%, 2/20/2066(b)	6,080,460
3,919,546	Government National Mortgage Association, Series 2016-H10, Class FJ, 1-month LIBOR + 0.600%, 2.517%, 4/20/2066(b)	3,924,979
6,293,642	Government National Mortgage Association, Series 2016-H19, Class FJ, 1-month LIBOR + 0.400%, 2.317%, 9/20/2063(b)	6,303,893
6,587,456	Government National Mortgage Association, Series 2017-H24, Class FJ, 1-month LIBOR + 0.250%, 2.167%, 10/20/2067(b)	6,573,640
239,702	NCUA Guaranteed Notes, Series 2010-A1, Class A, 1-month LIBOR + 0.350%, 2.380%, 12/07/2020(b)	240,000
507,304	NCUA Guaranteed Notes, Series 2010-R1, Class 1A, 1-month LIBOR + 0.450%, 2.475%, 10/07/2020(b)	509,011
1,009,684	NCUA Guaranteed Notes, Series 2010-R3, Class 1A, 1-month LIBOR + 0.560%, 2.585%, 12/08/2020(b)	1,014,089
67,448	NCUA Guaranteed Notes, Series 2010-R3, Class 2A, 1-month LIBOR + 0.560%, 2.585%, 12/08/2020(b)	67,815

		114,242,223

	Hybrid ARMs – 10.5%
1,473,692	FHLMC, 1-year Treasury Constant Maturity Rate + 2.220%, 3.316%, 7/01/2033(b)	1,554,529
664,934	FHLMC, 1-year Treasury Constant Maturity Rate + 2.106%, 3.382%, 9/01/2038(b)	698,739
898,861	FHLMC, 1-year Treasury Constant Maturity Rate + 2.249%, 3.432%, 9/01/2038(b)	948,292
93,940	FHLMC, 12-month LIBOR + 1.725%, 3.509%, 12/01/2037(b)	97,046
1,596,606	FHLMC, 12-month LIBOR + 1.767%, 3.517%, 9/01/2035(b)	1,679,657
3,640,921	FHLMC, 1-year Treasury Constant Maturity Rate + 2.253%, 3.536%, 3/01/2037(b)	3,843,302
211,461	FHLMC, 1-year Treasury Constant Maturity Rate + 2.216%, 3.548%, 9/01/2038(b)	221,619
1,147,215	FHLMC, 1-year Treasury Constant Maturity Rate + 2.286%, 3.558%, 2/01/2036(b)	1,208,098
435,789	FHLMC, 12-month LIBOR + 1.649%, 3.628%, 11/01/2038(b)	454,276
2,292,550	FHLMC, 1-year Treasury Constant Maturity Rate + 2.270%, 3.696%, 2/01/2036(b)	2,420,060
353,155	FHLMC, 12-month LIBOR + 1.815%, 3.702%, 4/01/2037(b)	369,128
361,912	FHLMC, 12-month LIBOR + 1.909%, 3.744%, 12/01/2034(b)	381,473
576,708	FHLMC, 1-year Treasury Constant Maturity Rate + 2.165%, 3.796%, 4/01/2036(b)	592,813
1,566,588	FHLMC, 12-month LIBOR + 1.82%, 3.827%, 4/01/2037(b)	1,641,060

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Hybrid ARMs – continued
$513,773	FHLMC, 6-month LIBOR + 1.676%, 3.894%, 6/01/2037(b)	$525,473
868,556	FHLMC, 1-year Treasury Constant Maturity Rate + 2.245%, 3.963%, 3/01/2036(b)	916,406
362,874	FHLMC, 1-year Treasury Constant Maturity Rate + 2.250%, 3.964%, 2/01/2035(b)	383,060
404,939	FHLMC, 12-month LIBOR + 1.855%, 4.005%, 11/01/2038(b)	423,939
469,544	FHLMC, 12-month LIBOR + 1.859%, 4.098%, 3/01/2038(b)	492,248
375,139	FHLMC, 12-month LIBOR + 2.180%, 4.124%, 3/01/2037(b)	397,242
1,985,372	FHLMC, 12-month LIBOR + 1.896%, 4.266%, 9/01/2041(b)	2,085,311
445,634	FNMA, 1-year Treasury Constant Maturity Rate + 2.145%, 3.274%, 9/01/2036(b)	467,744
106,571	FNMA, 6-month LIBOR + 1.521%, 3.298%, 2/01/2037(b)	110,047
2,667,278	FNMA, 12-month LIBOR + 1.568%, 3.321%, 9/01/2037(b)	2,782,141
2,034,899	FNMA, 1-year Treasury Constant Maturity Rate + 2.173%, 3.342%, 11/01/2033(b)	2,149,554
1,039,477	FNMA, 1-year Treasury Constant Maturity Rate + 2.223%, 3.348%, 8/01/2035(b)	1,099,883
2,156,457	FNMA, 12-month LIBOR + 1.612%, 3.362%, 7/01/2038(b)	2,255,275
271,214	FNMA, 12-month LIBOR + 1.615%, 3.368%, 8/01/2035(b)	284,143
459,992	FNMA, 1-year Treasury Constant Maturity Rate + 2.185%, 3.378%, 12/01/2034(b)	479,307
708,376	FNMA, 12-month LIBOR + 1.712%, 3.382%, 8/01/2034(b)	741,748
382,857	FNMA, 12-month LIBOR + 1.657%, 3.407%, 8/01/2038(b)	395,720
1,906,787	FNMA, 1-year Treasury Constant Maturity Rate + 2.272%, 3.410%, 6/01/2037(b)	2,006,828
440,226	FNMA, 12-month LIBOR + 1.660%, 3.412%, 10/01/2033(b)	461,580
760,745	FNMA, 1-year Treasury Constant Maturity Rate + 2.287%, 3.443%, 6/01/2033(b)	797,433
734,784	FNMA, 1-year Treasury Constant Maturity Rate + 2.287%, 3.453%, 10/01/2033(b)	772,784
334,924	FNMA, 12-month LIBOR + 1.741%, 3.524%, 11/01/2035(b)	352,231
148,495	FNMA, 1-year Treasury Constant Maturity Rate + 2.441%, 3.526%, 8/01/2033(b)	156,096
2,953,608	FNMA, 12-month LIBOR + 1.800%, 3.550%, 10/01/2041(b)	3,099,354
868,046	FNMA, 12-month LIBOR + 1.800%, 3.550%, 12/01/2041(b)	906,950
4,103,418	FNMA, 1-year Treasury Constant Maturity Rate + 2.193%, 3.568%, 10/01/2034(b)	4,318,008
514,928	FNMA, 1-year Treasury Constant Maturity Rate + 2.126%, 3.575%, 9/01/2034(b)	542,033

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Hybrid ARMs – continued
$1,877,330	FNMA, 12-month LIBOR + 1.611%, 3.590%, 7/01/2035(b)	$1,963,553
2,181,027	FNMA, 12-month LIBOR + 1.573%, 3.592%, 4/01/2037(b)	2,276,608
818,572	FNMA, 1-year Treasury Constant Maturity Rate + 2.185%, 3.599%, 1/01/2036(b)	860,336
3,070,095	FNMA, 1-year Treasury Constant Maturity Rate + 2.218%, 3.610%, 4/01/2034(b)	3,238,603
1,125,495	FNMA, 6-month LIBOR + 1.542%, 3.617%, 7/01/2035(b)	1,164,208
2,898,864	FNMA, 1-year Treasury Constant Maturity Rate + 2.175%, 3.618%, 12/01/2040(b)	3,052,990
94,382	FNMA, 12-month LIBOR + 1.818%, 3.625%, 1/01/2037(b)	99,006
464,575	FNMA, 12-month LIBOR + 1.682%, 3.663%, 11/01/2036(b)	488,188
329,782	FNMA, 12-month LIBOR + 1.802%, 3.674%, 7/01/2041(b)	345,880
870,368	FNMA, 1-year Treasury Constant Maturity Rate + 2.186%, 3.687%, 6/01/2036(b)	916,687
508,832	FNMA, 12-month LIBOR + 1.765%, 3.692%, 2/01/2037(b)	532,442
1,684,986	FNMA, 12-month LIBOR + 1.734%, 3.724%, 9/01/2037(b)	1,763,697
732,683	FNMA, 12-month LIBOR + 1.629%, 3.776%, 4/01/2037(b)	763,846
720,085	FNMA, 1-year Treasury Constant Maturity Rate + 2.512%, 3.843%, 5/01/2035(b)	769,091
2,095,680	FNMA, 12-month LIBOR + 1.782%, 3.887%, 3/01/2037(b)	2,197,901
1,162,944	FNMA, 12-month LIBOR + 1.820%, 3.917%, 2/01/2047(b)	1,230,195
323,751	FNMA, 1-year Treasury Constant Maturity Rate + 2.500%, 3.931%, 8/01/2036(b)	344,560
957,235	FNMA, 1-year Treasury Constant Maturity Rate + 2.233%, 4.015%, 4/01/2034(b)	1,009,272
253,132	FNMA, 12-month LIBOR + 1.800%, 4.046%, 3/01/2034(b)	266,857
274,967	FNMA, 1-year Treasury Constant Maturity Rate + 2.207%, 4.082%, 4/01/2033(b)	285,870
1,651,381	FNMA, 6-month LIBOR + 2.264%, 4.298%, 7/01/2037(b)	1,748,250
691,581	FNMA, 12-month LIBOR + 2.473%, 5.098%, 6/01/2035(b)	739,721

		71,570,391

	Mortgage Related – 12.3%
75,429	FHLMC, 3.000%, 10/01/2026	75,457
551,521	FHLMC, 4.000%, with various maturities from 2024 to 2042(f)	567,020
322,970	FHLMC, 4.500%, with various maturities from 2025 to 2034(f)	333,988

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$134,427	FHLMC, 5.500%, 10/01/2023	$138,918
122,819	FHLMC, COFI + 1.250%, 5.768%, 6/01/2020(b)	124,585
223,434	FHLMC, COFI + 1.250%, 5.897%, 8/01/2020(b)	228,707
116,590	FHLMC, COFI + 1.250%, 5.923%, 10/01/2020(b)	118,790
173,249	FHLMC, COFI + 1.250%, 5.953%, 11/01/2020(b)	176,093
5,942	FHLMC, 6.000%, 11/01/2019	6,001
271,791	FHLMC, 6.500%, 12/01/2034	302,563
306	FHLMC, 7.500%, 6/01/2026	332
2,034	FHLMC, 11.500%, 4/01/2020	2,035
156,481	FNMA, 3.000%, 3/01/2042	152,933
1,549,780	FNMA, 5.000%, with various maturities from 2037 to 2038(f)	1,659,556
754,933	FNMA, 5.500%, with various maturities from 2018 to 2033(f)	792,191
856,437	FNMA, 6.000%, with various maturities from 2021 to 2022(f)	888,914
195,242	FNMA, 6.500%, with various maturities from 2032 to 2037(f)	215,335
2,218	FNMA, 7.000%, 12/01/2022	2,218
74,658	FNMA, 7.500%, with various maturities from 2030 to 2032(f)	80,434
3,515,624	GNMA, 1-month LIBOR + 1.717%, 3.595%, 2/20/2061(b)	3,670,656
2,688,379	GNMA, 1-month LIBOR + 1.890%, 3.765%, 2/20/2063(b)	2,813,202
3,602,720	GNMA, 1-month LIBOR + 2.157%, 4.032%, 3/20/2063(b)	3,771,399
864,950	GNMA, 1-month LIBOR + 2.271%, 4.146%, 5/20/2065(b)	919,351
1,002,929	GNMA, 1-month LIBOR + 2.278%, 4.151%, 6/20/2065(b)	1,070,554
1,976,659	GNMA, 1-month LIBOR + 2.368%, 4.242%, 2/20/2063(b)	2,079,448
2,811,495	GNMA, 4.430%, 2/20/2062(a)	2,839,920
1,492,080	GNMA, 4.431%, 2/20/2063(a)	1,520,011
1,650,969	GNMA, 4.441%, 3/20/2063(a)	1,684,260
3,160,895	GNMA, 4.448%, 6/20/2063(a)	3,232,295
8,131,391	GNMA, 4.485%, 12/20/2061(a)	8,196,209

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$2,379,521	GNMA, 4.498%, 12/20/2061(a)	$2,403,194
3,728,718	GNMA, 4.501%, 10/20/2065(a)	3,938,566
1,230,154	GNMA, 4.522%, 3/20/2062(a)	1,245,919
5,614,823	GNMA, 4.530%, 12/20/2062(a)	5,715,885
2,715,234	GNMA, 4.553%, 6/20/2062(a)	2,750,454
439,926	GNMA, 4.565%, 8/20/2061(a)	444,282
1,251,508	GNMA, 4.577%, 4/20/2063(a)	1,275,273
9,095,632	GNMA, 4.579%, with various maturities from 2062 to 2063(a)(f)	9,262,579
1,925,282	GNMA, 4.605%, 2/20/2066(a)	2,028,610
1,829,905	GNMA, 4.624%, 3/20/2064(a)	1,926,182
919,544	GNMA, 4.632%, 3/20/2062(a)	929,797
404,034	GNMA, 4.652%, 1/20/2064(a)	426,125
3,109,735	GNMA, 4.661%, 2/20/2062(a)	3,148,203
1,922,337	GNMA, 4.675%, 11/20/2063(a)	2,019,824
1,693,081	GNMA, 4.681%, 2/20/2062(a)	1,709,153
1,971,139	GNMA, 4.684%, 8/20/2061(a)	1,980,122
1,485,536	GNMA, 4.688%, 5/20/2064(a)	1,571,259
2,585,011	GNMA, 4.700%, with various maturities in 2061(a)(f)	2,595,361
167,903	GNMA, 4.712%, 3/20/2061(a)	169,131
630,178	GNMA, 4.728%, 8/20/2062(a)	638,298
237,842	GNMA, 5.033%, 4/20/2061(a)	242,067
13,695	GNMA, 6.000%, 12/15/2031	15,149
57,636	GNMA, 6.500%, 5/15/2031	64,570
65,336	GNMA, 7.000%, 10/15/2028	71,278

		84,234,656

	Non-Agency Commercial Mortgage-Backed Securities – 3.5%
1,310,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	1,266,206

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$52,629	Commercial Mortgage Pass Through Certificates, Series 2014-FL5, Class A, 1-month LIBOR + 1.370%, 3.183%, 10/15/2031, 144A(b)	$52,643
1,488,000	Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5, 3.961%, 3/10/2047	1,520,586
4,282,000	Commercial Mortgage Pass Through Certificates, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	4,275,699
1,398,894	DBUBS Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/2044, 144A	1,443,736
2,600,000	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034, 144A	2,569,214
5,535,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-CBM, Class A, 1-month LIBOR + 0.900%, 2.973%, 10/15/2029, 144A(b)	5,536,738
2,442,857	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class A, 1-month LIBOR + 1.700%, 3.773%, 7/15/2036, 144A(b)	2,451,287
1,040,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A4, 3.134%, 12/15/2048	1,028,430
3,403,493	Starwood Retail Property Trust, Inc., Series 2014-STAR, Class A, 1-month LIBOR + 1.220%, 3.293%, 11/15/2027, 144A(b)	3,405,014

		23,549,553

	Sovereigns – 0.3%
1,955,000	U.S. Department of Housing and Urban Development, 1.880%, 8/01/2019	1,936,838

	Treasuries – 34.0%
7,100,000	U.S. Treasury Note, 0.875%, 7/31/2019	6,985,734
7,000,000	U.S. Treasury Note, 1.125%, 2/28/2021	6,735,039
20,395,000	U.S. Treasury Note, 1.125%, 6/30/2021	19,513,872
5,000,000	U.S. Treasury Note, 1.125%, 7/31/2021	4,777,734
25,890,000	U.S. Treasury Note, 1.125%, 8/31/2021	24,699,667
6,935,000	U.S. Treasury Note, 1.250%, 7/31/2023	6,444,403
4,500,000	U.S. Treasury Note, 1.375%, 12/15/2019	4,429,512
10,605,000	U.S. Treasury Note, 1.375%, 1/31/2021	10,281,465
5,000,000	U.S. Treasury Note, 1.500%, 10/31/2019	4,937,891
6,600,000	U.S. Treasury Note, 1.500%, 7/15/2020	6,463,359
7,550,000	U.S. Treasury Note, 1.750%, 11/15/2020	7,406,078
15,000,000	U.S. Treasury Note, 1.750%, 12/31/2020	14,695,898
8,460,000	U.S. Treasury Note, 1.750%, 6/30/2022	8,156,630
12,605,000	U.S. Treasury Note, 1.750%, 9/30/2022	12,123,942

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Treasuries – continued
$7,895,000	U.S. Treasury Note, 1.875%, 4/30/2022	$7,660,926
3,505,000	U.S. Treasury Note, 1.875%, 7/31/2022	3,393,141
17,015,000	U.S. Treasury Note, 2.000%, 12/31/2021	16,637,480
16,245,000	U.S. Treasury Note, 2.000%, 11/15/2026	15,223,976
13,945,000	U.S. Treasury Note, 2.125%, 9/30/2021	13,718,394
21,690,000	U.S. Treasury Note, 2.250%, 1/31/2024	21,103,692
1,780,000	U.S. Treasury Note, 2.250%, 11/15/2027	1,692,043
15,510,000	U.S. Treasury Note, 2.750%, 6/30/2025	15,442,144

		232,523,020

	Total Bonds and Notes (Identified Cost $658,193,091)	643,060,777

Short-Term Investments – 5.8%
33,275,000	Federal Home Loan Bank Discount Notes, 1.580%-1.750%, 7/02/2018(g)(h)	33,275,000
1,550,816	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2018 at 1.100% to be repurchased at $1,550,959 on 7/02/2018 collateralized by $1,580,000 U.S. Treasury Note, 2.750% due 11/15/2023 valued at $1,585,064 including accrued interest(i)	1,550,816
5,000,000	U.S. Treasury Bills, 1.895%, 9/13/2018(g)	4,980,939

	Total Short-Term Investments (Identified Cost $39,804,865)	39,806,755

Description	Value (†)
Total Investments – 99.9% (Identified Cost $697,997,956)	682,867,532
Other assets less liabilities – 0.1%	362,468

Net Assets – 100.0%	$683,230,000

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of June 30, 2018, securities held by the Fund were fair valued as follows:

Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$212,162	Less than 0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2018 is disclosed.
(b)	Variable rate security. Rate as of June 30, 2018 is disclosed.
(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)	Fair valued by the Fund’s adviser. At June 30, 2018, the value of these securities amounted to $212,162 or less than 0.1% of net assets.
(e)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(f)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(g)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(h)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.
(i)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the value of Rule 144A holdings amounted to $30,337,727 or 4.4% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
COFI	Cost Of Funds Index
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average Interest
REMIC	Real Estate Mortgage Investment Conduit

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

• Level 1 - quoted prices in active markets for identical assets or liabilities;

• Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

• Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Collateralized Mortgage Obligations	$—	$114,030,061	$212,162	(a)	$114,242,223
All Other Bonds and Notes *	—	528,818,554	—		528,818,554

Total Bonds and Notes	—	642,848,615	212,162		643,060,777

Short-Term Investments	—	39,806,755	—		39,806,755

Total	$—	$682,655,370	$212,162		$682,867,532

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.

For the period ended June 30, 2018, there were no transfers among Levels 1, 2 and 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2017 and/or June 30, 2018:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2017	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2018	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2018
Bonds and Notes
Collateralized Mortgage Obligations	$274,554	$—	$(107)	$568	$—	$(62,853)	$—	$—	$212,162	$(424)

Industry Summary at June 30, 2018 (Unaudited)

Treasuries	34.0%
Collateralized Mortgage Obligations	16.7
Agency Commercial Mortgage-Backed Securities	14.9
Mortgage Related	12.3
Hybrid ARMs	10.5
Non-Agency Commercial Mortgage-Backed Securities	3.5
Other Investments, less than 2% each	2.2
Short-Term Investments	5.8

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2018 (Unaudited)

Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)
Common Stocks – 95.8% of Net Assets
	Aerospace & Defense – 3.7%
231,790	AAR Corp.	$10,775,917
295,560	Astronics Corp.(a)	10,631,293
239,089	Hexcel Corp.	15,870,728
207,538	KLX, Inc.(a)	14,921,982

		52,199,920

	Banks – 4.2%
216,510	Chemical Financial Corp.	12,053,112
239,898	Pacific Premier Bancorp, Inc.(a)	9,152,109
196,286	Pinnacle Financial Partners, Inc.	12,042,146
317,216	Renasant Corp.	14,439,672
156,274	UMB Financial Corp.	11,912,767

		59,599,806

	Beverages – 1.0%
156,610	MGP Ingredients, Inc.	13,908,534

	Biotechnology – 4.8%
137,083	Agios Pharmaceuticals, Inc.(a)	11,546,501
270,123	Aimmune Therapeutics, Inc.(a)	7,263,608
100,754	Argenx SE, ADR(a)	8,348,476
271,152	Genomic Health, Inc.(a)	13,666,061
181,651	Global Blood Therapeutics, Inc.(a)	8,210,625
596,801	Ironwood Pharmaceuticals, Inc.(a)	11,410,835
205,907	Xencor, Inc.(a)	7,620,618

		68,066,724

	Building Products – 1.9%
183,342	Patrick Industries, Inc.(a)	10,422,993
269,167	Trex Co., Inc.(a)	16,847,162

		27,270,155

	Capital Markets – 1.6%
284,979	Artisan Partners Asset Management, Inc., Class A	8,592,117
74,500	MarketAxess Holdings, Inc.	14,740,570

		23,332,687

	Chemicals – 1.1%
189,521	Ingevity Corp.(a)	15,324,668

	Construction & Engineering – 1.9%
228,866	Granite Construction, Inc.	12,738,681
516,947	Primoris Services Corp.	14,076,467

		26,815,148

	Consumer Finance – 1.1%
210,112	Green Dot Corp., Class A(a)	15,420,120

Shares	Description	Value (†)
Common Stocks – continued
	Distributors – 1.2%
115,328	Pool Corp.	$17,472,192

	Diversified Consumer Services – 3.9%
133,260	Bright Horizons Family Solutions, Inc.(a)	13,661,815
380,291	Chegg, Inc.(a)	10,568,287
195,037	Grand Canyon Education, Inc.(a)	21,768,079
660,990	Laureate Education, Inc., Class A(a)	9,471,987

		55,470,168

	Diversified Telecommunication Services – 1.7%
286,891	Cogent Communications Holdings, Inc.	15,319,980
865,162	ORBCOMM, Inc.(a)	8,738,136

		24,058,116

	Electrical Equipment – 0.9%
253,576	Generac Holdings, Inc.(a)	13,117,487

	Energy Equipment & Services – 1.5%
384,556	Cactus, Inc., Class A(a)	12,994,147
173,562	Dril-Quip, Inc.(a)	8,921,087

		21,915,234

	Food Products – 0.4%
223,247	Freshpet, Inc.(a)	6,128,130

	Health Care Equipment & Supplies – 9.9%
510,756	AtriCure, Inc.(a)	13,815,950
74,794	Inogen, Inc.(a)	13,936,366
235,705	Insulet Corp.(a)	20,199,918
198,566	iRhythm Technologies, Inc.(a)	16,109,660
206,666	Merit Medical Systems, Inc.(a)	10,581,299
179,518	Neogen Corp.(a)	14,395,548
433,462	Novocure Ltd.(a)	13,567,361
114,506	Penumbra, Inc.(a)	15,819,004
152,822	Tactile Systems Technology, Inc.(a)	7,946,744
583,251	Wright Medical Group NV(a)	15,141,196

		141,513,046

	Health Care Providers & Services – 4.1%
148,263	Amedisys, Inc.(a)	12,670,556
275,786	AMN Healthcare Services, Inc.(a)	16,161,059
256,489	HealthEquity, Inc.(a)	19,262,324
289,318	Tivity Health, Inc.(a)	10,183,994

		58,277,933

	Health Care Technology – 3.5%
251,212	Medidata Solutions, Inc.(a)	20,237,639
331,778	Teladoc, Inc.(a)	19,259,713
365,730	Vocera Communications, Inc.(a)	10,931,669

		50,429,021

Shares	Description	Value (†)
Common Stocks – continued
	Hotels, Restaurants & Leisure – 2.5%
419,929	Planet Fitness, Inc., Class A(a)	$18,451,680
319,598	Wingstop, Inc.	16,657,448

		35,109,128

	Household Durables – 0.9%
234,896	Installed Building Products, Inc.(a)	13,283,369

	Insurance – 1.9%
239,309	Kinsale Capital Group, Inc.	13,128,492
352,344	Trupanion, Inc.(a)	13,600,478

		26,728,970

	Internet Software & Services – 7.0%
169,821	2U, Inc.(a)	14,190,243
278,875	Envestnet, Inc.(a)	15,324,181
573,832	Five9, Inc.(a)	19,837,372
123,405	LogMeIn, Inc.	12,741,566
433,977	Mimecast Ltd.(a)	17,884,192
357,069	Q2 Holdings, Inc.(a)	20,370,787

		100,348,341

	IT Services – 4.2%
116,640	Euronet Worldwide, Inc.(a)	9,770,933
270,270	InterXion Holding NV(a)	16,870,253
297,492	Virtusa Corp.(a)	14,481,911
347,123	WNS Holdings Ltd., ADR(a)	18,112,878

		59,235,975

	Life Sciences Tools & Services – 1.4%
217,614	PRA Health Sciences, Inc.(a)	20,316,443

	Machinery – 4.1%
222,836	Albany International Corp., Class A	13,403,585
556,892	Harsco Corp.(a)	12,307,313
142,232	Proto Labs, Inc.(a)	16,918,497
122,596	RBC Bearings, Inc.(a)	15,791,591

		58,420,986

	Multiline Retail – 1.5%
296,525	Ollie’s Bargain Outlet Holdings, Inc.(a)	21,498,063

	Oil, Gas & Consumable Fuels – 1.0%
226,415	PDC Energy, Inc.(a)	13,686,787

	Pharmaceuticals – 2.9%
168,123	Aerie Pharmaceuticals, Inc.(a)	11,356,708
300,622	Intersect ENT, Inc.(a)	11,258,294
321,161	Supernus Pharmaceuticals, Inc.(a)	19,221,486

		41,836,488

	Professional Services – 0.7%
187,241	WageWorks, Inc.(a)	9,362,050

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – 3.2%
125,685	MKS Instruments, Inc.	$12,028,054
127,892	Monolithic Power Systems, Inc.	17,095,324
161,721	Silicon Laboratories, Inc.(a)	16,107,412

		45,230,790

	Software – 7.7%
145,543	Blackbaud, Inc.	14,910,880
194,527	Guidewire Software, Inc.(a)	17,270,107
112,224	HubSpot, Inc.(a)	14,072,890
426,917	Rapid7, Inc.(a)	12,047,598
271,152	RealPage, Inc.(a)	14,940,475
231,292	RingCentral, Inc., Class A(a)	16,271,392
211,804	Talend S.A., ADR(a)	13,191,153
103,108	Varonis Systems, Inc.(a)	7,681,546

		110,386,041

	Specialty Retail – 2.3%
458,780	At Home Group, Inc.(a)	17,961,237
416,911	National Vision Holdings, Inc.(a)	15,246,435

		33,207,672

	Textiles, Apparel & Luxury Goods – 3.5%
192,610	Columbia Sportswear Co.	17,618,037
488,840	Crocs, Inc.(a)	8,608,472
239,634	G-III Apparel Group Ltd.(a)	10,639,750
248,722	Steven Madden Ltd.	13,207,138

		50,073,397

	Thrifts & Mortgage Finance – 0.5%
192,536	Essent Group Ltd.(a)	6,896,640

	Trading Companies & Distributors – 2.1%
496,341	BMC Stock Holdings, Inc.(a)	10,348,710
241,515	SiteOne Landscape Supply, Inc.(a)	20,280,014

		30,628,724

	Total Common Stocks (Identified Cost $914,018,295)	1,366,568,953

Principal Amount
Short-Term Investments – 4.5%
$64,331,518	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2018 at 1.100% to be repurchased at $64,337,415 on 7/02/2018 collateralized by $67,495,000 U.S. Treasury Note, 2.000% due 11/30/2022 valued at $65,622,959 including accrued interest(b) (Identified Cost $64,331,518)	64,331,518

Description	Value (†)
Total Investments – 100.3% (Identified Cost $978,349,813)	$1,430,900,471
Other assets less liabilities – (0.3)%	(4,123,621)

Net Assets – 100.0%	$1,426,776,850

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

• Level 1 - quoted prices in active markets for identical assets or liabilities;

• Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

• Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,366,568,953	$—	$—	$1,366,568,953
Short-Term Investments	—	64,331,518	—	64,331,518

Total	$1,366,568,953	$64,331,518	$—	$1,430,900,471

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended June 30, 2018, there were no transfers among Levels 1, 2 and 3.

Industry Summary at June 30, 2018 (Unaudited)

Health Care Equipment & Supplies	9.9%
Software	7.7
Internet Software & Services	7.0
Biotechnology	4.8
Banks	4.2
IT Services	4.2
Machinery	4.1
Health Care Providers & Services	4.1
Diversified Consumer Services	3.9
Aerospace & Defense	3.7
Health Care Technology	3.5
Textiles, Apparel & Luxury Goods	3.5
Semiconductors & Semiconductor Equipment	3.2
Pharmaceuticals	2.9
Hotels, Restaurants & Leisure	2.5
Specialty Retail	2.3
Trading Companies & Distributors	2.1
Other Investments, less than 2% each	22.2
Short-Term Investments	4.5

Total Investments	100.3
Other assets less liabilities	(0.3)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2018 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund

Shares	Description	Value (†)
Common Stocks – 83.4% of Net Assets
	Aerospace & Defense – 3.3%
1,839	BWX Technologies, Inc.	$114,607
2,753	HEICO Corp.	200,776
2,240	Hexcel Corp.	148,691

		464,074

	Air Freight & Logistics – 1.4%
1,931	XPO Logistics, Inc.(a)	193,448

	Banks – 3.5%
2,786	Columbia Banking System, Inc.	113,947
4,653	Home BancShares, Inc.	104,972
1,547	UMB Financial Corp.	117,928
2,516	Western Alliance Bancorp(a)	142,431

		479,278

	Biotechnology – 2.9%
6,314	Amicus Therapeutics, Inc.(a)	98,625
7,100	Ironwood Pharmaceuticals, Inc.(a)	135,752
1,712	Neurocrine Biosciences, Inc.(a)	168,187

		402,564

	Capital Markets – 4.1%
719	MarketAxess Holdings, Inc.	142,261
685	Morningstar, Inc.	87,851
854	MSCI, Inc.	141,277
1,793	SEI Investments Co.	112,099
1,572	Stifel Financial Corp.	82,137

		565,625

	Chemicals – 1.2%
2,067	Ingevity Corp.(a)	167,138

	Commercial Services & Supplies – 2.4%
3,126	KAR Auction Services, Inc.	171,305
4,654	Ritchie Bros. Auctioneers, Inc.	158,794

		330,099

	Construction & Engineering – 1.0%
9,351	Willscot Corp.(a)	138,395

	Consumer Finance – 0.5%
5,759	SLM Corp.(a)	65,940

	Diversified Consumer Services – 2.7%
1,544	Bright Horizons Family Solutions, Inc.(a)	158,291
1,938	Grand Canyon Education, Inc.(a)	216,300

		374,591

Shares	Description	Value (†)
Common Stocks – continued
	Diversified Telecommunication Services – 1.2%
3,122	Cogent Communications Holdings, Inc.	$166,715

	Electrical Equipment – 1.1%
3,055	Generac Holdings, Inc.(a)	158,035

	Electronic Equipment, Instruments & Components – 3.1%
2,961	FLIR Systems, Inc.	153,883
3,415	National Instruments Corp.	143,362
4,216	Trimble, Inc.(a)	138,453

		435,698

	Energy Equipment & Services – 1.4%
1,929	Dril-Quip, Inc.(a)	99,151
3,074	Oil States International, Inc.(a)	98,675

		197,826

	Food & Staples Retailing – 0.8%
4,740	Sprouts Farmers Market, Inc.(a)	104,612

	Health Care Equipment & Supplies – 4.6%
2,300	Merit Medical Systems, Inc.(a)	117,760
1,154	Penumbra, Inc.(a)	159,425
959	STERIS PLC	100,705
964	West Pharmaceutical Services, Inc.	95,716
6,038	Wright Medical Group NV(a)	156,746

		630,352

	Health Care Providers & Services – 2.9%
2,298	HealthEquity, Inc.(a)	172,580
955	WellCare Health Plans, Inc.(a)	235,159

		407,739

	Health Care Technology – 3.4%
2,878	Cotiviti Holdings, Inc.(a)	127,006
2,110	Medidata Solutions, Inc.(a)	169,982
2,289	Veeva Systems, Inc., Class A(a)	175,932

		472,920

	Hotels, Restaurants & Leisure – 3.9%
4,165	Planet Fitness, Inc., Class A(a)	183,010
2,468	Texas Roadhouse, Inc.	161,679
694	Vail Resorts, Inc.	190,288

		534,977

	Insurance – 1.0%
1,779	Kemper Corp.	134,581

	Internet Software & Services – 2.1%
2,934	GTT Communications, Inc.(a)	132,030
1,867	j2 Global, Inc.	161,701

		293,731

Shares	Description	Value (†)
Common Stocks – continued
	IT Services – 4.4%
3,152	Black Knight, Inc.(a)	$168,789
1,327	Broadridge Financial Solutions, Inc.	152,738
1,292	EPAM Systems, Inc.(a)	160,634
666	WEX, Inc.(a)	126,860

		609,021

	Life Sciences Tools & Services – 1.4%
1,465	ICON PLC(a)	194,156

	Machinery – 3.7%
2,829	Altra Industrial Motion Corp.	121,930
4,701	Gardner Denver Holdings, Inc.(a)	138,162
2,748	Sun Hydraulics Corp.	132,426
994	WABCO Holdings, Inc.(a)	116,318

		508,836

	Media – 1.2%
3,555	Live Nation Entertainment, Inc.(a)	172,666

	Oil, Gas & Consumable Fuels – 1.0%
1,026	Diamondback Energy, Inc.	134,991

	Professional Services – 3.1%
520	CoStar Group, Inc.(a)	214,567
2,940	TransUnion	210,622

		425,189

	Real Estate Management & Development – 1.0%
1,757	First Service Corp.	133,602

	Semiconductors & Semiconductor Equipment – 1.7%
1,542	Advanced Energy Industries, Inc.(a)	89,575
1,498	Silicon Laboratories, Inc.(a)	149,201

		238,776

	Software – 10.9%
1,495	Blackbaud, Inc.	153,163
2,093	Guidewire Software, Inc.(a)	185,817
1,530	HubSpot, Inc.(a)	191,862
2,446	Paylocity Holding Corp.(a)	143,972
2,451	PTC, Inc.(a)	229,928
2,947	Talend S.A., ADR(a)	183,539
672	Tyler Technologies, Inc.(a)	149,251
623	Ultimate Software Group, Inc. (The)(a)	160,304
1,966	Zendesk, Inc.(a)	107,127

		1,504,963

	Specialty Retail – 2.0%
3,553	At Home Group, Inc.(a)	139,100
2,808	Floor & Decor Holdings, Inc., Class A(a)	138,519

		277,619

Shares	Description	Value (†)
Common Stocks – continued
	Textiles, Apparel & Luxury Goods – 2.7%
1,087	Carter’s, Inc.	$117,820
1,418	Columbia Sportswear Co.	129,704
2,824	G-III Apparel Group Ltd.(a)	125,386

		372,910

	Trading Companies & Distributors – 1.8%
5,987	BMC Stock Holdings, Inc.(a)	124,829
1,503	SiteOne Landscape Supply, Inc.(a)	126,207

		251,036

	Total Common Stocks (Identified Cost $9,922,398)	11,542,103

Principal Amount
Short-Term Investments – 4.3%
$603,044	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2018 at 1.100% to be repurchased at $603,099 on 7/02/2018 collateralized by $625,000 U.S. Treasury Note, 2.125% due 12/31/2022 valued at $616,024 including accrued interest(b) (Identified Cost $603,044)	603,044

Description	Value (†)
Total Investments – 87.7% (Identified Cost $10,525,442)	$12,145,147
Other assets less liabilities – 12.3%	1,700,923

Net Assets – 100.0%	$13,846,070

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
SLM	Sallie Mae

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

• Level 1 - quoted prices in active markets for identical assets or liabilities;

• Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

• Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$11,542,103	$—	$—	$11,542,103
Short-Term Investments	—	603,044	—	603,044

Total	$11,542,103	$603,044	$—	$12,145,147

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended June 30, 2018, there were no transfers among Levels 1, 2 and 3.

Industry Summary at June 30, 2018 (Unaudited)

Software	10.9%
Health Care Equipment & Supplies	4.6
IT Services	4.4
Capital Markets	4.1
Hotels, Restaurants & Leisure	3.9
Machinery	3.7
Banks	3.5
Health Care Technology	3.4
Aerospace & Defense	3.3
Electronic Equipment, Instruments & Components	3.1
Professional Services	3.1
Health Care Providers & Services	2.9
Biotechnology	2.9
Diversified Consumer Services	2.7
Textiles, Apparel & Luxury Goods	2.7
Commercial Services & Supplies	2.4
Internet Software & Services	2.1
Specialty Retail	2.0
Other Investments, less than 2% each	17.7
Short-Term Investments	4.3

Total Investments	87.7
Other assets less liabilities	12.3

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2018 (Unaudited)

Loomis Sayles Strategic Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 72.5% of Net Assets
Non-Convertible Bonds – 66.8%
	ABS Other – 0.3%
$22,046,621	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(a)(b)(c)(d)	$16,590,082
8,818,503	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(a)(b)(c)(d)	3,505,355
42,000,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(a)(b)(c)(d)(e)	—
10,173,792	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(b)(f)	9,669,970

		29,765,407

	Aerospace & Defense – 0.9%
620,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	480,663
10,225,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	10,327,046
3,145,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	3,253,974
9,576,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	10,361,615
8,815,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	10,401,700
5,310,000	Textron Financial Corp., 3-month LIBOR + 1.735%, 4.078%, 2/15/2067, 144A(g)	4,832,100
24,513,000	TransDigm, Inc., 6.500%, 7/15/2024	24,941,978
17,765,000	TransDigm, Inc., 6.500%, 5/15/2025	17,964,856

		82,563,932

	Airlines – 2.7%
130,040,000	American Airlines Group, Inc., 5.500%, 10/01/2019, 144A	131,340,400
11,318,394	American Airlines Pass Through Trust, Series 2013-1 Class A, 4.000%, 1/15/2027	11,236,449
175,117	Continental Airlines Pass Through Certificates, Series 1999-1, Class B, 6.795%, 2/02/2020(a)	175,117
1,963,081	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	2,014,710
1,936,054	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	1,977,660
930	Continental Airlines Pass Through Trust, Series 1999-2, Class B, 7.566%, 9/15/2021(a)(c)	933
240,530	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	257,072
445,691	Northwest Airlines, Inc., Series 2002-1, Class G2, (MBIA Insured), 6.264%, 5/20/2023	460,176
32,758,234	US Airways Pass Through Trust, Series 2011-1B, Class B, 9.750%, 4/22/2020	33,450,415

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$ 4,858,893	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	$5,101,837
48,950,000	Virgin Australia Holdings Ltd., 8.500%, 11/15/2019, 144A	49,439,500
1,726,793	Virgin Australia Pass Through Certificates, Series 2013-1B, 6.000%, 4/23/2022, 144A	1,760,483
1,577,541	Virgin Australia Pass Through Certificates, Series 2013-1C, 7.125%, 10/23/2018, 144A	1,577,967

		238,792,719

	Automotive – 0.4%
1,210,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	1,128,325
1,220,000	Ford Motor Co., 6.625%, 2/15/2028	1,355,762
1,345,000	Ford Motor Co., 7.500%, 8/01/2026	1,571,250
4,795,000	Goodyear Tire & Rubber Co. (The), 4.875%, 3/15/2027	4,381,479
4,977,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	5,250,735
26,055,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	25,143,075

		38,830,626

	Banking – 4.9%
6,000,000	Ally Financial, Inc., 8.000%, 11/01/2031	7,140,000
983,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	925,666
265,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	261,863
480,000	Bank of America Corp., Series K, 3-month LIBOR + 3.630%, 5.989%(g)(h)	482,039
7,045,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	6,861,110
10,000,000	Bank of Nova Scotia (The), 2.462%, 3/14/2019, (CAD)	7,627,734
36,445,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	25,414,178
3,450,000	Cooperatieve Rabobank UA, 3.950%, 11/09/2022	3,416,629
2,165,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	1,852,201
25,000,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	19,339,178
19,245,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	17,468,027
45,620,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	31,063,014
36,195,000	Morgan Stanley, 4.350%, 9/08/2026	35,701,030

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
35,325,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	$26,356,085
185,000,000	Morgan Stanley, GMTN, 5.000%, 9/30/2021, (AUD)	144,790,026
46,735,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	46,913,452
10,000,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	11,269,320
53,095,000	Morgan Stanley, Series MPLE, 3.125%, 8/05/2021, (CAD)	40,603,650

		427,485,202

	Brokerage – 1.3%
3,325,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	3,316,687
1,675,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.250%, 8/15/2024, 144A	1,641,500
22,540,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.500%, 4/15/2021, 144A	22,878,100
43,025,000	Jefferies Group LLC, 5.125%, 1/20/2023	44,722,456
20,010,000	Jefferies Group LLC, 6.250%, 1/15/2036	20,514,096
15,215,000	Jefferies Group LLC, 6.450%, 6/08/2027	16,416,944

		109,489,783

	Building Materials – 0.2%
5,565,000	American Woodmark Corp., 4.875%, 3/15/2026, 144A	5,272,837
1,859,000	Masco Corp., 6.500%, 8/15/2032	2,076,157
195,000	Masco Corp., 7.125%, 3/15/2020	206,547
1,226,000	Masco Corp., 7.750%, 8/01/2029	1,485,356
10,800,000	Owens Corning, 7.000%, 12/01/2036	12,510,893

		21,551,790

	Cable Satellite – 1.2%
850,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023, 144A	839,120
975,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025, 144A	943,313
3,315,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	3,323,287
4,360,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027, 144A	4,256,450
17,880,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	16,539,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Cable Satellite – continued
$ 17,679,000	DISH DBS Corp., 5.875%, 11/15/2024	$14,960,854
25,270,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	19,962,464
4,835,000	Time Warner Cable LLC, 4.500%, 9/15/2042	3,972,675
135,000	Time Warner Cable LLC, 5.875%, 11/15/2040	132,072
11,275,000	Videotron Ltd., 5.625%, 6/15/2025, 144A, (CAD)	8,973,344
7,000,000	Virgin Media Finance PLC, 6.000%, 10/15/2024, 144A	6,659,100
20,300,000	VTR Finance BV, 6.875%, 1/15/2024, 144A	20,395,410
5,000,000	Ziggo BV, 5.500%, 1/15/2027, 144A	4,670,500

		105,627,589

	Chemicals – 2.0%
19,810,000	Aruba Investments, Inc., 8.750%, 2/15/2023, 144A	20,701,450
3,416,000	Chemours Co. (The), 6.625%, 5/15/2023	3,582,530
18,254,000	Consolidated Energy Finance S.A., 6.500%, 5/15/2026, 144A	18,071,460
26,164,000	Hexion, Inc., 7.875%, 2/15/2023(b)(f)	20,931,200
8,757,000	Hexion, Inc., 9.200%, 3/15/2021(b)(f)	7,021,363
16,660,000	Hexion, Inc./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020	13,988,069
90,205,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	90,092,244
885,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	876,150

		175,264,466

	Construction Machinery – 0.1%
1,310,000	United Rentals North America, Inc., 4.875%, 1/15/2028	1,212,995
5,105,000	United Rentals North America, Inc., 5.750%, 11/15/2024	5,187,956

		6,400,951

	Consumer Cyclical Services – 0.1%
5,500,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	5,843,750

	Consumer Products – 0.1%
11,880,000	Avon Products, Inc., 8.950%, 3/15/2043	9,237,888

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Electric – 1.5%
$ 5,093,000		AES Corp. (The), 4.875%, 5/15/2023	$5,080,268
9,371,000		AES Corp. (The), 5.500%, 4/15/2025	9,402,861
34,064,148		Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	36,647,392
44,518,851		Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034(i)	21,924,199
29,959,000		EDP Finance BV, 4.125%, 1/15/2020, 144A	30,204,065
3,570,000		Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	4,390,804
6,145,000		Vistra Energy Corp., 7.625%, 11/01/2024	6,552,106
11,255,000		Vistra Energy Corp., 8.125%, 1/30/2026, 144A	12,225,744

			126,427,439

		Finance Companies – 3.6%
14,060,000		iStar, Inc., 5.000%, 7/01/2019	14,024,850
2,260,000		Navient Corp., 5.875%, 10/25/2024	2,183,725
109,950	(††)	Navient Corp., 6.000%, 12/15/2043	2,387,839
30,265,000		Navient Corp., MTN, 6.125%, 3/25/2024	29,886,687
22,945,000		Navient LLC, 5.500%, 1/25/2023	22,543,463
7,780,000		Navient LLC, MTN, 5.500%, 1/15/2019	7,842,240
6,490,000		Navient LLC, MTN, 7.250%, 1/25/2022	6,790,163
50,910,000		Navient LLC, Series A, MTN, 5.625%, 8/01/2033(b)(f)	43,018,950
45,875,000		Springleaf Finance Corp., 5.250%, 12/15/2019	46,448,437
23,115,000		Springleaf Finance Corp., 6.875%, 3/15/2025	22,941,637
26,970,000		Springleaf Finance Corp., 7.750%, 10/01/2021	28,992,750
55,015,000		Springleaf Finance Corp., 8.250%, 10/01/2023	60,241,425
25,465,000		Wand Merger Corp., 9.125%, 7/15/2026, 144A	25,719,650

			313,021,816

		Government Owned—No Guarantee – 0.8%
22,160,000		Pertamina Persero PT, 6.450%, 5/30/2044, 144A	23,172,712
21,145,000		Petrobras Global Finance BV, 4.375%, 5/20/2023	19,812,865

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Government Owned - No Guarantee – continued
$30,955,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	$25,178,178

		68,163,755

	Healthcare – 3.2%
40,686,000	HCA, Inc., 5.875%, 5/01/2023	42,211,725
14,620,000	HCA, Inc., 7.050%, 12/01/2027	15,095,150
20,447,000	HCA, Inc., 7.500%, 12/15/2023	21,929,408
24,215,000	HCA, Inc., 7.500%, 11/06/2033	25,486,288
14,056,000	HCA, Inc., 7.690%, 6/15/2025	15,250,760
32,745,000	HCA, Inc., 8.360%, 4/15/2024	36,592,537
10,815,000	HCA, Inc., MTN, 7.580%, 9/15/2025	11,680,200
9,492,000	HCA, Inc., MTN, 7.750%, 7/15/2036	10,014,060
9,975,000	Kindred Healthcare, Inc., 8.750%, 1/15/2023	10,629,659
955,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	939,481
18,365,000	Tenet Healthcare Corp., 5.125%, 5/01/2025, 144A	17,458,228
37,980,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	37,790,100
33,959,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	30,902,690
1,015,000	Tenet Healthcare Corp., 7.500%, 1/01/2022, 144A	1,055,600
990,000	Tenet Healthcare Corp., 8.125%, 4/01/2022	1,035,065

		278,070,951

	Home Construction – 0.9%
151,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	154,398
13,360,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021(b)(f)	12,073,966
47,260,000	PulteGroup, Inc., 6.000%, 2/15/2035	45,605,900
13,190,000	PulteGroup, Inc., 6.375%, 5/15/2033	13,190,000
10,305,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/2019	10,358,586
195,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	193,537

		81,576,387

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – 4.4%
$595,000	Anadarko Petroleum Corp., 3.450%, 7/15/2024	$571,732
540,000	Anadarko Petroleum Corp., 4.500%, 7/15/2044	502,872
4,810,000	Antero Resources Corp., 5.625%, 6/01/2023	4,870,125
28,825,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	31,707,500
8,145,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	7,880,287
8,225,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	7,710,937
17,375,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A	11,546,209
8,645,000	California Resources Corp., 5.500%, 9/15/2021	7,581,146
1,188,000	California Resources Corp., 6.000%, 11/15/2024	968,220
50,620,000	California Resources Corp., 8.000%, 12/15/2022, 144A	45,937,650
1,310,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	1,257,600
55,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	56,788
21,335,000	Chesapeake Energy Corp., 8.000%, 1/15/2025	21,728,631
39,020,000	Chesapeake Energy Corp., 8.000%, 6/15/2027	39,702,850
15,215,000	Continental Resources, Inc., 3.800%, 6/01/2024	14,842,843
5,450,000	Continental Resources, Inc., 4.500%, 4/15/2023	5,530,566
550,000	Continental Resources, Inc., 5.000%, 9/15/2022	557,267
19,290,000	Eclipse Resources Corp., 8.875%, 7/15/2023	18,277,275
1,567,000	Halcon Resources Corp., 6.750%, 2/15/2025	1,465,145
15,580,000	Lonestar Resources America, Inc., 11.250%, 1/01/2023, 144A	16,553,750
180,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	167,400
12,740,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	11,880,050
1,065,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,083,638
7,170,000	Pan American Energy LLC/Argentine Branch, 7.875%, 5/07/2021, 144A	7,360,507
2,055,000	QEP Resources, Inc., 5.250%, 5/01/2023	2,008,762
18,400,000	Rex Energy Corp., 8.000%, 10/01/2020(i)	1,656,000

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$1,735,000	RSP Permian, Inc., 6.625%, 10/01/2022	$1,822,965
17,908,000	Sanchez Energy Corp., 6.125%, 1/15/2023	12,177,440
9,520,000	Sanchez Energy Corp., 7.750%, 6/15/2021	8,115,800
8,241,000	SM Energy Co., 5.000%, 1/15/2024	7,798,046
21,280,000	SM Energy Co., 6.125%, 11/15/2022	21,812,000
801,000	SM Energy Co., 6.500%, 11/15/2021	819,423
2,522,000	SM Energy Co., 6.500%, 1/01/2023	2,547,220
1,110,000	Southwestern Energy Co., 6.700%, 1/23/2025	1,086,413
14,955,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.750%, 4/15/2023, 144A	13,833,375
19,960,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	20,398,521
3,550,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	3,667,647
21,785,000	Whiting Petroleum Corp., 6.625%, 1/15/2026, 144A	22,438,550

		379,923,150

	Life Insurance – 0.7%
15,000,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	16,779,047
20,000,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(b)(f)	32,484,336
8,920,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(b)(f)	10,651,643

		59,915,026

	Local Authorities – 0.9%
95,480,000	New South Wales Treasury Corp., 4.000%, 4/08/2021, (AUD)	74,090,872

	Media Entertainment – 1.2%
1,000,000	Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 3/15/2020	994,040
111,590,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	4,096,442
64,250,000	iHeartCommunications, Inc., 9.000%, 3/01/2021(i)	48,508,750
33,370,000	iHeartCommunications, Inc., 9.000%, 9/15/2022(i)	25,361,200
7,180,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.250%, 2/15/2022	7,257,257

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Media Entertainment – continued
$17,950,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.875%, 3/15/2025	$18,096,292

		104,313,981

	Metals & Mining – 1.1%
8,202,122	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(b)(f)(i)(j)	41,011
2,000,000	AK Steel Corp., 7.625%, 10/01/2021	2,039,400
25,271,000	ArcelorMittal, 6.750%, 3/01/2041	28,528,937
8,705,000	Barrick North America Finance LLC, 5.750%, 5/01/2043	9,696,665
12,315,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	12,438,150
1,810,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	1,786,289
2,080,000	Freeport-McMoRan, Inc., 3.550%, 3/01/2022	1,976,000
16,135,000	Russel Metals, Inc., 6.000%, 4/19/2022, 144A, (CAD)	12,441,986
11,719,000	United States Steel Corp., 6.650%, 6/01/2037	10,693,587
2,655,000	United States Steel Corp., 7.375%, 4/01/2020	2,814,300
10,000,000	Worthington Industries, Inc., 6.500%, 4/15/2020	10,485,214

		92,941,539

	Midstream – 0.5%
8,935,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	9,516,862
13,667,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	12,915,315
882,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/2021	893,025
8,125,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	8,206,250
505,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	593,375
11,820,000	Summit Midstream Partners LP, Series A, (fixed rate to 12/15/2022, variable rate thereafter), 9.500%(h)	11,609,486

		43,734,313

	Non-Agency Commercial Mortgage-Backed Securities – 0.1%
4,615,212	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.979%, 8/10/2045(k)	4,690,901
7,486,697	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	5,687,304

		10,378,205

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Oil Field Services – 2.5%
$11,165,000	Ensco PLC, 7.750%, 2/01/2026	$10,547,576
7,120,000	Global Marine, Inc., 7.000%, 6/01/2028	7,191,200
12,610,000	Noble Holding International Ltd., 7.750%, 1/15/2024	11,947,975
19,385,000	Noble Holding International Ltd., 7.875%, 2/01/2026, 144A	19,966,550
18,385,000	Pioneer Energy Services Corp., 6.125%, 3/15/2022	17,574,589
12,020,000	Precision Drilling Corp., 5.250%, 11/15/2024	11,358,900
474,543	Precision Drilling Corp., 6.500%, 12/15/2021	484,627
2,080,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	2,095,600
75,824,250	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	76,582,492
39,300,000	Transocean, Inc., 5.800%, 10/15/2022	39,005,250
28,580,000	Transocean, Inc., 6.800%, 3/15/2038	23,221,250

		219,976,009

	Paper – 0.5%
15,225,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	20,387,689
4,865,000	WestRock MWV LLC, 7.950%, 2/15/2031	6,383,202
8,750,000	WestRock MWV LLC, 8.200%, 1/15/2030	11,569,733
2,840,000	Weyerhaeuser Co., 6.950%, 10/01/2027	3,377,453

		41,718,077

	Property & Casualty Insurance – 0.3%
12,510,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 13.608%, 1/15/2033, 144A(e)(g)	6,380,100
17,870,000	XL Group PLC, 3-month LIBOR + 2.458%, 4.805%(g)(h)	17,557,275

		23,937,375

	Retailers – 1.0%
3,325,000	Dillard’s, Inc., 7.000%, 12/01/2028	3,540,959
1,500,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,672,410
5,355,000	Foot Locker, Inc., 8.500%, 1/15/2022	6,118,087
7,000	J.C. Penney Corp., Inc., 5.650%, 6/01/2020	6,877

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Retailers – continued
$27,224,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	$15,313,500
2,510,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	1,418,150
565,000	J.C. Penney Corp., Inc., 8.125%, 10/01/2019	583,362
12,275,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	13,252,789
6,365,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	7,062,104
23,150,000	TRU Taj LLC/TRU Taj Finance, Inc., 11.000%, 1/22/2019, 144A	23,982,937
18,150,000	TRU Taj LLC/TRU Taj Finance, Inc., 12.000%, 8/15/2021, 144A	13,567,125

		86,518,300

	Supermarkets – 2.0%
11,495,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 5.750%, 3/15/2025	10,173,075
9,465,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.625%, 6/15/2024	8,935,907
88,305,000	New Albertsons LP, 7.450%, 8/01/2029	71,527,050
25,595,000	New Albertsons LP, 7.750%, 6/15/2026	22,486,487
28,915,000	New Albertsons LP, 8.000%, 5/01/2031	23,859,212
9,390,000	New Albertsons LP, 8.700%, 5/01/2030	8,192,775
17,557,000	New Albertsons LP, Series C, MTN, 6.625%, 6/01/2028	13,518,890
2,290,000	Safeway, Inc., 7.250%, 2/01/2031	2,129,700
13,503,000	SUPERVALU, Inc., 6.750%, 6/01/2021	13,735,252

		174,558,348

	Technology – 1.1%
4,537,000	Advanced Micro Devices, Inc., 7.000%, 7/01/2024	4,775,193
17,060,000	Amkor Technology, Inc., 6.375%, 10/01/2022	17,358,550
56,340,000	KLA-Tencor Corp., 4.650%, 11/01/2024	58,226,980
15,170,000	KLA-Tencor Corp., 5.650%, 11/01/2034	16,539,545
150,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	170,157

		97,070,425

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Transportation Services – 0.1%
$10,503,000		APL Ltd., 8.000%, 1/15/2024(b)(f)	$10,214,167

		Treasuries – 21.0%
312,000,000		Canadian Government International Bond, 0.750%, 9/01/2020, (CAD)	231,380,519
29,490,000		Canadian Government International Bond, 1.250%, 9/01/2018, (CAD)	22,424,648
80,645,000		Canadian Government International Bond, 1.750%, 9/01/2019, (CAD)	61,306,517
1,010,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2024, (EUR)(l)	1,172,599
1,100,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2035, (EUR)(l)	1,125,281
4,000,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2036, (EUR)(l)	4,096,988
4,455,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2037, (EUR)(l)	4,580,902
5,820,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2038, (EUR)(l)	5,911,972
4,000,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2039, (EUR)(l)	4,048,020
4,680,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2040, (EUR)(l)	4,692,024
5,970,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2041, (EUR)(l)	6,028,458
4,000,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2042, (EUR)(l)	4,008,492
1,605,660,000		Iceland Government International Bond, 7.250%, 10/26/2022, (ISK)	13,405,394
4,496,156,000		Iceland Government International Bond, 8.750%, 2/26/2019, (ISK)	35,788,008
10,000,000	(†††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)	44,959,656
9,930,439	(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	48,406,531
4,250,000	(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	21,609,245
7,740,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	38,736,926
27,224,481	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	139,044,613
3,035,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	16,299,242
21,700,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	122,699,608
252,700,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	175,024,648
175,365,000		New Zealand Government Bond, 6.000%, 5/15/2021, (NZD)	132,173,180
458,725,000		Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	60,551,576

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Treasuries – continued
658,049,000	Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	$83,475,875
162,850,000	Republic of Brazil, 8.500%, 1/05/2024, (BRL)	38,677,269
55,925,000	Republic of Brazil, 10.250%, 1/10/2028, (BRL)	14,818,917
250,000,000	U.S. Treasury Note, 0.750%, 9/30/2018	249,239,097
250,000,000	U.S. Treasury Note, 1.000%, 11/30/2018	248,886,720

		1,834,572,925

	Wireless – 1.2%
293,000,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	13,486,682
134,600,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	5,913,257
49,955,000	Sprint Capital Corp., 6.875%, 11/15/2028	47,831,913
6,260,000	Sprint Capital Corp., 8.750%, 3/15/2032	6,698,200
21,052,000	Sprint Communications, Inc., 6.000%, 11/15/2022	20,867,795
8,200,000	Sprint Corp., 7.125%, 6/15/2024	8,278,638
4,727,000	Sprint Corp., 7.250%, 9/15/2021	4,916,080

		107,992,565

	Wirelines – 4.0%
4,370,000	Bell Canada, Inc., MTN, 6.550%, 5/01/2029, 144A, (CAD)	4,103,708
7,545,000	Bell Canada, Inc., Series M-17, 6.100%, 3/16/2035, (CAD)	7,111,865
22,335,000	CB Escrow Corp., 8.000%, 10/15/2025, 144A	20,827,387
1,240,000	CenturyLink, Inc., 5.625%, 4/01/2025	1,171,800
7,410,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	6,817,200
2,965,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	2,460,950
28,385,000	CenturyLink, Inc., Series S, 6.450%, 6/15/2021	29,184,605
2,025,000	CenturyLink, Inc., Series U, 7.650%, 3/15/2042	1,680,750
7,940,000	CenturyLink, Inc., Series W, 6.750%, 12/01/2023	7,979,700
350,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	336,000
3,620,000	Cincinnati Bell, Inc., 7.000%, 7/15/2024, 144A	3,303,250

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$8,581,000	Consolidated Communications, Inc., 6.500%, 10/01/2022	$8,001,782
5,330,000	Embarq Corp., 7.995%, 6/01/2036	5,030,188
18,725,000	Frontier Communications Corp., 6.875%, 1/15/2025	12,054,219
38,336,000	Frontier Communications Corp., 7.875%, 1/15/2027	22,330,720
25,745,000	Level 3 Parent LLC, 5.750%, 12/01/2022	25,745,000
42,460,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	38,810,563
12,463,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	12,689,328
33,395,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	29,816,392
26,401,000	Qwest Corp., 6.875%, 9/15/2033	24,755,010
30,646,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	29,205,638
16,440,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	16,193,400
18,600,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	14,672,304
14,223,000	Verizon Communications, Inc., 4.329%, 9/21/2028, 144A	14,098,549
4,495,000	Windstream Services LLC/Windstream Finance Corp., 7.500%, 4/01/2023	2,984,051
8,865,000	Windstream Services LLC/Windstream Finance Corp., 7.750%, 10/15/2020	7,956,338
3,392,000	Windstream Services LLC/Windstream Finance Corp., 8.750%, 12/15/2024, 144A	2,154,157

		351,474,854

	Total Non-Convertible Bonds (Identified Cost $6,358,663,927)	5,831,444,582

Convertible Bonds – 4.2%
	Building Materials – 0.2%
16,682,000	KB Home, 1.375%, 2/01/2019	18,094,649

	Cable Satellite – 1.7%
14,660,000	DISH Network Corp., 2.375%, 3/15/2024	12,909,713
138,515,000	DISH Network Corp., 3.375%, 8/15/2026	134,165,075

		147,074,788

	Chemicals – 0.1%
4,305,000	RPM International, Inc., 2.250%, 12/15/2020	5,232,159

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Healthcare – 0.1%
$8,835,000	Evolent Health, Inc., 2.000%, 12/01/2021	$10,020,657

	Leisure – 0.3%
27,795,000	Rovi Corp., 0.500%, 3/01/2020	26,433,879

	Midstream – 0.5%
30,585,000	Chesapeake Energy Corp., 5.500%, 9/15/2026	31,083,077
10,955,000	SM Energy Co., 1.500%, 7/01/2021	11,285,721
6,625,000	Whiting Petroleum Corp., 1.250%, 4/01/2020	6,323,105

		48,691,903

	Pharmaceuticals – 0.0%
1,655,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	1,960,551

	REITs - Mortgage – 0.2%
14,245,000	iStar, Inc., 3.125%, 9/15/2022, 144A	13,852,037

	Technology – 1.1%
10,415,000	Booking Holdings, Inc., 0.900%, 9/15/2021	12,442,853
5,085,540	Liberty Interactive LLC, 3.500%, 1/15/2031	5,961,580
23,990,000	Nuance Communications, Inc., 1.000%, 12/15/2035	21,439,383
11,265,000	Nuance Communications, Inc., 1.250%, 4/01/2025	10,570,400
39,710,000	Nuance Communications, Inc., 1.500%, 11/01/2035	38,164,288
10,995,000	Viavi Solutions, Inc., 0.625%, 8/15/2033	11,046,731

		99,625,235

	Total Convertible Bonds (Identified Cost $370,932,112)	370,985,858

Municipals – 1.5%
	District of Columbia – 0.1%
3,850,000	Metropolitan Washington Airports Authority, Series D, 8.000%, 10/01/2047	5,355,581

	Illinois – 0.2%
17,570,000	State of Illinois, 5.100%, 6/01/2033	16,627,545

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Municipals – continued
	Michigan – 0.1%
$ 11,315,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	$11,554,313

	Puerto Rico – 0.3%
63,900,000	Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.000%, 7/01/2035(i)	25,879,500

	Virginia – 0.8%
70,420,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	69,582,706

	Total Municipals (Identified Cost $153,524,548)	128,999,645

	Total Bonds and Notes (Identified Cost $6,883,120,588)	6,331,430,085

Loan Participations – 0.1%
	ABS Other – 0.1%
8,808,333	Rise Ltd., Series 2014-1, Class B, 6.500%, 2/15/2039 (a)(c)(k) (Identified Cost $8,874,395)	8,676,208

Senior Loans – 1.1%
	Chemicals – 0.4%
31,355,000	Houghton International, Inc., New 2nd Lien Term Loan, 1-month LIBOR + 8.500%, 10.594%, 12/20/2020(g)	31,394,194

	Construction Machinery – 0.4%
21,276,992	Onsite Rental Group Pty Ltd., Notes, 6-month LIBOR + 6.100%, 6.100%, 10/26/2023, 144A(b)(d)(f)(g)	16,383,284
15,562,263	Onsite Rental Group Pty Ltd., Term Loan B, 1-month LIBOR + 4.500%, 6.591%, 10/26/2022(g)	15,251,017

		31,634,301

	Financial Other – 0.2%
12,715,658	DBRS Ltd., Term Loan, 3-month LIBOR + 5.250%, 7.557%, 3/04/2022(g)	12,715,658

	Natural Gas – 0.0%
1,510,784	Southcross Holdings Borrower LP, Exit Term Loan B, PIK, 3.500%, 4/13/2023(m)	1,435,245

	Oil Field Services – 0.0%
2,865,548	Petroleum Geo-Services ASA, New Term Loan B, 3-month LIBOR + 2.500%, 4.834%, 3/19/2021(g)	2,756,657

	Retailers – 0.0%
2,614,748	Toys “R” Us Property Co. I LLC, New Term Loan B, 1-month LIBOR + 5.000%, 7.094%, 8/21/2019(g)(i)	2,168,071

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Technology – 0.1%
$9,507,380	IQOR U.S., Inc., 2nd Lien Term Loan, 3-month LIBOR + 8.750%, 11.058%, 4/01/2022(g)	$9,041,518

	Transportation Services – 0.0%
2,918,811	OSG Bulk Ships, Inc., OBS Term Loan, 3-month LIBOR + 4.250%, 6.770%, 8/05/2019(g)	2,889,623

	Total Senior Loans (Identified Cost $100,113,552)	94,035,267

Shares
Common Stocks – 5.9%
	Aerospace & Defense – 0.3%
1,423,650	Arconic, Inc.	24,216,286

	Diversified Telecommunication Services – 0.1%
232,155	Hawaiian Telcom Holdco, Inc.(e)	6,713,923

	Media – 0.0%
303,043	Dex Media, Inc.(d)(e)	3,151,647

	Oil, Gas & Consumable Fuels – 0.1%
156,902	Paragon Offshore Ltd., Litigation Units, Class A(d)(e)	134,622
225,503	Paragon Offshore Ltd., Litigation Units, Class B(d)(e)	6,765,090
5,886	Frontera Energy Corp.(e)	85,650
1,514	Southcross Holdings Group LLC(d)(e)	—
1,514	Southcross Holdings LP, Class A(a)(d)(e)	370,930
846,398	Chesapeake Energy Corp.(e)	4,435,125

		11,791,417

	Pharmaceuticals – 5.4%
8,514,190	Bristol-Myers Squibb Co.	471,175,275

	Specialty Retail – 0.0%
11,664,720	Onsite Rental Group Pty Ltd.(a)(b)(c)(d)(e)	—

	Total Common Stocks (Identified Cost $289,196,100)	517,048,548

Preferred Stocks – 1.8%
Convertible Preferred Stocks – 1.7%
	Banking – 0.4%
19,062	Bank of America Corp., Series L, 7.250%	23,837,031
8,533	Wells Fargo & Co., Class A, Series L, 7.500%	10,746,972

		34,584,003

	Communications – 0.0%
10,483	Cincinnati Bell, Inc., Series B, 6.750%	518,384

Shares	Description	Value (†)
Preferred Stocks – continued
Convertible Preferred Stocks – continued
	Energy – 0.1%
242,297	El Paso Energy Capital Trust I, 4.750%	$11,276,503

	Midstream – 0.9%
172,972	Chesapeake Energy Corp., 4.500%	9,859,231
231,033	Chesapeake Energy Corp., 5.000%	13,977,496
6,017	Chesapeake Energy Corp., 5.750%	3,772,061
43,178	Chesapeake Energy Corp., 5.750%, 144A	27,068,314
32,522	Chesapeake Energy Corp., Series A, 5.750%, 144A	19,887,408
12,318	Chesapeake Energy Corp., 5.750%	7,532,535

		82,097,045

	REITs - Health Care – 0.1%
116,700	Welltower, Inc., Series I, 6.500%	6,937,815

	REITs - Mortgage – 0.2%
318,107	iStar, Inc., Series J, 4.500%	14,814,975

	Total Convertible Preferred Stocks (Identified Cost $167,917,075)	150,228,725

Non-Convertible Preferred Stocks – 0.1%
	Finance Companies – 0.0%
10,425	iStar, Inc., Series G, 7.650%	259,061

	Home Construction – 0.0%
208,246	Hovnanian Enterprises, Inc., 7.625%(e)	1,249,476

	REITs - Office Property – 0.0%
1,596	Highwoods Realty LP, Series A, 8.625%	1,934,884

	REITs - Warehouse/Industrials – 0.1%
116,192	ProLogis, Inc., Series Q, 8.540%	7,254,738

	Total Non-Convertible Preferred Stocks (Identified Cost $8,540,568)	10,698,159

	Total Preferred Stocks (Identified Cost $176,457,643)	160,926,884

Closed-End Investment Companies – 0.1%
170,282	NexPoint Strategic Opportunities Fund (Identified Cost $10,230,310)	3,737,690

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 17.5%
$173,917,737	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2018 at 1.100% to be repurchased at $173,933,680 on 7/02/2018 collateralized by $176,830,000 U.S. Treasury Note, 2.750% due 11/15/2023 valued at $177,396,740 including accrued interest (n)	$173,917,737
210,000,000	U.S. Treasury Bills, 1.865% - 1,880%, 8/30/2018(o)(p)	209,359,851
25,000,000	U.S. Treasury Bills, 1.876%, 9/20/2018(o)	24,895,833
75,000,000	U.S. Treasury Bills, 1.881% - 1.885%, 9/06/2018(o)(p)	74,741,844
300,000,000	U.S. Treasury Bills, 1.980% - 1.985%, 11/01/2018(o)(p)	297,997,167
208,000,000	U.S. Treasury Bills, 1.995%, 11/08/2018(o)	206,518,649
400,000,000	U.S. Treasury Bills, 2.030% - 2.047%, 11/15/2018(o)(p)	396,974,000
150,000,000	U.S. Treasury Bills, 2.160% - 2.220%, 4/25/2019(o)(p)	147,271,312

	Total Short-Term Investments (Identified Cost $1,531,569,104)	1,531,676,393

Description	Value (†)
Total Investments – 99.0% (Identified Cost $8,999,561,691)	$8,647,531,075
Other assets less liabilities – 1.0%	86,053,456

Net Assets – 100.0%	$8,733,584,531

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of June 30, 2018, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$162,489,890	1.9%	$28,772,578	0.3%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Level 3 security. Value has been determined using significant unobservable inputs.
(b)	Illiquid security.
(c)	Fair valued by the Fund’s adviser. At June 30, 2018, the value of these securities amounted to $28,772,578 or 0.3% of net assets.
(d)	Securities subject to restriction on resale. At June 30, 2018, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Dex Media, Inc.	August 12, 2016	$1,476,220	$3,151,647	Less than 0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class C	December 18, 2014	21,396,647	16,590,082	0.2%
GCA2014 Holdings Ltd., Series 2014-1, Class D	December 18, 2014	8,494,926	3,505,355	Less than 0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class E	December 18, 2014	32,732,982	—	—
Onsite Rental Group Pty Ltd., Notes	October 26, 2017	15,666,497	16,383,284	0.2%
Onsite Rental Group Pty Ltd.	October 26, 2017	—	—	—
Paragon Offshore Ltd., Litigation Units Class A	July 18, 2017	1,167,146	134,622	Less than 0.1%
Paragon Offshore Ltd., Litigation Units Class B	July 18, 2017	22,768,653	6,765,090	0.1%
Southcross Holdings Group LLC	April 29, 2016	—	—	—
Southcross Holdings LP, Class A	April 29, 2016	2,215,133	370,930	Less than 0.1%

(e)	Non-income producing security.
(f)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2018, the value of these securities amounted to $162,489,890 or 1.9% of net assets.
(g)	Variable rate security. Rate as of June 30, 2018 is disclosed.
(h)	Perpetual bond with no specified maturity date.
(i)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(j)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.
(k)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2018 is disclosed.
(l)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(m)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. For the period ended June 30, 2018, interest payments were made in cash and additional principal.
(n)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2018, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(o)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(p)	The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2018, the value of Rule 144A holdings amounted to $1,361,544,181 or 15.6% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
GO	General Obligation
LIBOR	London Interbank Offered Rate
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

• Level 1 - quoted prices in active markets for identical assets or liabilities;

• Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

• Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$9,669,970	$20,095,437	(a)(b)	$29,765,407
Airlines	—	238,616,669	176,050	(c)	238,792,719
Finance Companies	2,387,839	310,633,977	—		313,021,816
All Other Non-Convertible Bonds*	—	5,249,864,640	—		5,249,864,640

Total Non-Convertible Bonds	2,387,839	5,808,785,256	20,271,487		5,831,444,582

Convertible Bonds*	—	370,985,858	—		370,985,858
Municipals*	—	128,999,645	—		128,999,645

Total Bonds and Notes	2,387,839	6,308,770,759	20,271,487		6,331,430,085

Loan Participations*	—	—	8,676,208	(d)	8,676,208
Senior Loans*	—	94,035,267	—		94,035,267

Common Stocks
Media	—	3,151,647	—		3,151,647
Oil, Gas & Consumable Fuels	4,520,775	6,899,712	370,930	(e)	11,791,417
Specialty Retail	—	—	—	(b)	—
All Other Common Stocks*	502,105,484	—	—		502,105,484

Total Common Stocks	506,626,259	10,051,359	370,930		517,048,548

Preferred Stocks
Convertible Preferred Stocks
Midstream	9,859,231	72,237,814	—		82,097,045
REITs - Mortgage	—	14,814,975	—		14,814,975
All Other Convertible Preferred Stocks*	53,316,705	—	—		53,316,705

Total Convertible Preferred Stocks	63,175,936	87,052,789	—		150,228,725

Non-Convertible Preferred Stocks
REITs - Office Property	—	1,934,884	—		1,934,884
REITs - Warehouse/Industrials	—	7,254,738	—		7,254,738
All Other Non-Convertible Preferred Stocks*	1,508,537	—	—		1,508,537

Total Non-Convertible Preferred Stocks	1,508,537	9,189,622	—		10,698,159

Total Preferred Stocks	64,684,473	96,242,411	—		160,926,884

Closed-End Investment Companies	3,737,690	—	—		3,737,690
Short-Term Investments	—	1,531,676,393	—		1,531,676,393

Total	$577,436,261	$8,040,776,189	$29,318,625		$8,647,531,075

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser ($3,505,355) or fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund ($16,590,082).
(b)	Includes a security fair valued at zero using Level 3 inputs.
(c)	Valued using broker-dealer bid prices ($175,117) or fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund ($933).
(d)	Fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund.
(e)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2017 and/or June 30, 2018:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2017		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2018		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2018
Bonds and Notes
Non-Convertible Bonds
ABS Other	$16,947,329	(a)	$—	$—	$1,699,481	$1,448,627	$—	$—	$—	$20,095,437	(a)	$1,699,481
Airlines	923		—	—	(5,243)	—	—	180,370	—	176,050		(5,243)
Chemicals	18,072,420		—	—	—	—	—	—	(18,072,420)	—		—
Metals & Mining	3,281		—	—	—	—	—	—	(3,281)	—		—
Retailers	24,046,500		—	—	—	—	—	—	(24,046,500)	—		—
Loan Participations
ABS Other	10,742,735		—	(14,107)	(171,464)	—	(1,880,956)	—	—	8,676,208		(176,167)
Senior Loans
Consumer Cyclical Services	7,518,416		—	(5,406)	835,380	809,081	(9,157,471)	—	—	—		—
Common Stocks
Media	1,757,649		—	—	—	—	—	—	(1,757,649)	—		—
Oil, Gas & Consumable Fuels	7,921,777	(a)	—	(22,293,553)	26,016,248	—	(6,885,490)	—	(4,388,052)	370,930		(613,170)
Specialty Retail	—		—	—	—	—	—	—	—	-	(a)	—

Total	$87,011,030		$—	$(22,313,066)	$28,374,402	$2,257,708	$(17,923,917)	$180,370	$(48,267,902)	$29,318,625		$904,901

(a)	Includes a security fair valued at zero using Level 3 inputs.

A debt security valued at $180,370 was transferred from Level 2 to Level 3 during the period ended June 30, 2018. At September 30, 2017, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2018, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

Debt securities valued at $18,075,701 were transferred from Level 3 to Level 2 during the period ended June 30, 2018. At September 30, 2017, these securities were valued at fair value as determined in good faith by the Fund’s investment adviser as an independent pricing service did not provide a reliable price for the securities. At June 30, 2018, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $24,046,500 was transferred from Level 3 to Level 2 during the period ended June 30, 2018. At September 30, 2017, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At June 30, 2018, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Common stocks valued at $6,145,701 were transferred from Level 3 to Level 2 during the period ended June 30, 2018. At September 30, 2017, these securities were valued at fair value as determined in good faith by the Fund’s advisor using broker-dealer bid prices for which the inputs are unobservable to the Fund. At June 30, 2018, these securities were valued on the basis of closing bid quotations furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2018 (Unaudited)

Treasuries	21.0%
Pharmaceuticals	5.4
Banking	5.3
Independent Energy	4.4
Wirelines	4.0
Finance Companies	3.6
Healthcare	3.3
Cable Satellite	2.9
Airlines	2.7
Oil Field Services	2.5
Chemicals	2.5
Technology	2.3
Supermarkets	2.0
Other Investments, less than 2% each	19.6
Short-Term Investments	17.5

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%

Currency Exposure Summary at June 30, 2018 (Unaudited)

United States Dollar	78.1%
Canadian Dollar	5.4
Mexican Peso	5.1
New Zealand Dollar	4.2
Australian Dollar	2.9
Other, less than 2% each	3.3

Total Investments	99.0
Other assets less liabilities	1.0

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2018 (Unaudited)

Loomis Sayles Value Fund

Shares	Description	Value (†)
Common Stocks – 98.9% of Net Assets
	Aerospace & Defense – 4.4%
31,899	Harris Corp.	$4,610,682
18,336	Northrop Grumman Corp.	5,641,987
73,306	United Technologies Corp.	9,165,449

		19,418,118

	Automobiles – 0.8%
82,739	Harley-Davidson, Inc.	3,481,657

	Banks – 14.4%
495,146	Bank of America Corp.	13,958,166
148,591	Citigroup, Inc.	9,943,710
191,256	Fifth Third Bancorp	5,489,047
137,013	JPMorgan Chase & Co.	14,276,754
53,394	PNC Financial Services Group, Inc. (The)	7,213,529
236,570	Wells Fargo & Co.	13,115,441

		63,996,647

	Beverages – 1.5%
60,944	PepsiCo, Inc.	6,634,973

	Building Products – 1.2%
157,983	Johnson Controls International PLC	5,284,531

	Capital Markets – 2.7%
44,221	Ameriprise Financial, Inc.	6,185,633
60,929	State Street Corp.	5,671,881

		11,857,514

	Chemicals – 1.5%
101,187	DowDuPont, Inc.	6,670,247

	Communications Equipment – 2.1%
215,103	Cisco Systems, Inc.	9,255,882

	Construction Materials – 1.1%
37,667	Vulcan Materials Co.	4,861,303

	Consumer Finance – 2.4%
54,348	American Express Co.	5,326,104
77,947	Discover Financial Services	5,488,248

		10,814,352

	Containers & Packaging – 0.9%
96,360	Sealed Air Corp.	4,090,482

	Diversified Telecommunication Services – 1.5%
130,154	Verizon Communications, Inc.	6,548,048

	Electric Utilities – 4.1%
182,924	Exelon Corp.	7,792,562

Shares	Description	Value (†)
Common Stocks – continued
	Electric Utilities – continued
43,280	NextEra Energy, Inc.	$7,229,058
77,326	PG&E Corp.	3,290,995

		18,312,615

	Electrical Equipment – 2.9%
59,822	Eaton Corp. PLC	4,471,096
139,610	nVent Electric PLC(a)	3,504,211
103,915	Sensata Technologies Holding PLC(a)	4,944,276

		12,919,583

	Energy Equipment & Services – 2.4%
201,795	Baker Hughes, a GE Co.	6,665,289
88,563	Halliburton Co.	3,990,649

		10,655,938

	Food Products – 1.6%
175,858	Mondelez International, Inc., Class A	7,210,178

	Health Care Equipment & Supplies – 4.1%
135,274	Abbott Laboratories	8,250,361
114,501	Medtronic PLC	9,802,431

		18,052,792

	Health Care Providers & Services – 5.7%
68,150	CVS Health Corp.	4,385,453
17,790	Humana, Inc.	5,294,838
43,180	Laboratory Corp. of America Holdings(a)	7,752,105
32,597	UnitedHealth Group, Inc.	7,997,348

		25,429,744

	Household Durables – 0.7%
122,303	Newell Brands, Inc.	3,154,194

	Industrial Conglomerates – 1.2%
37,464	Honeywell International, Inc.	5,396,689

	Insurance – 5.4%
139,299	American International Group, Inc.	7,385,633
126,372	FNF Group	4,754,115
139,228	MetLife, Inc.	6,070,341
45,968	Travelers Cos., Inc. (The)	5,623,725

		23,833,814

	Internet & Direct Marketing Retail – 1.0%
198,715	Qurate Retail, Inc., Class A(a)	4,216,732

	IT Services – 1.6%
30,243	Alliance Data Systems Corp.	7,052,668

	Media – 3.6%
252,087	Comcast Corp., Class A	8,270,974

Shares	Description	Value (†)
Common Stocks – continued
	Media – continued
151,876	Twenty-First Century Fox, Inc., Class B	$7,482,931

		15,753,905

	Oil, Gas & Consumable Fuels – 7.8%
123,192	Anadarko Petroleum Corp.	9,023,814
74,336	Chevron Corp.	9,398,300
67,939	Hess Corp.	4,544,440
93,118	Marathon Petroleum Corp.	6,533,159
75,526	Royal Dutch Shell PLC, Sponsored ADR	5,228,665

		34,728,378

	Pharmaceuticals – 7.3%
39,380	Allergan PLC	6,565,434
117,963	Bristol-Myers Squibb Co.	6,528,072
59,918	Eli Lilly & Co.	5,112,803
135,955	Merck & Co., Inc.	8,252,469
161,522	Pfizer, Inc.	5,860,018

		32,318,796

	Professional Services – 1.1%
162,989	Nielsen Holdings PLC	5,041,250

	Real Estate Management & Development – 1.2%
110,418	CBRE Group, Inc., Class A(a)	5,271,355

	REITs - Diversified – 2.0%
146,414	Outfront Media, Inc.	2,847,752
164,312	Weyerhaeuser Co.	5,990,816

		8,838,568

	Road & Rail – 1.6%
47,110	Norfolk Southern Corp.	7,107,486

	Semiconductors & Semiconductor Equipment – 1.0%
82,076	QUALCOMM, Inc.	4,606,105

	Software – 4.0%
90,649	Microsoft Corp.	8,938,898
194,818	Oracle Corp.	8,583,681

		17,522,579

	Specialty Retail – 1.1%
36,547	Advance Auto Parts, Inc.	4,959,428

	Technology Hardware, Storage & Peripherals – 1.7%
30,344	Apple, Inc.	5,616,978
173,081	Diebold Nixdorf, Inc.	2,068,318

		7,685,296

	Tobacco – 1.3%
70,650	Philip Morris International, Inc.	5,704,281

Description	Value (†)
Common Stocks – continued
Total Common Stocks (Identified Cost $319,326,359)	438,686,128

Total Investments – 98.9% (Identified Cost $319,326,359)	438,686,128
Other assets less liabilities – 1.1%	5,090,138

Net Assets – 100.0%	$443,776,266

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

• Level 1 - quoted prices in active markets for identical assets or liabilities;

• Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

• Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$438,686,128	$—	$—	$438,686,128

Total	$438,686,128	$—	$—	$438,686,128

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended June 30, 2018, there were no transfers among Levels 1, 2 and 3.

Subsequent Event

On June 8, 2018, the Board of Trustees approved the liquidation of Loomis Sayles Value Fund. The sale of the Fund’s assets and the corresponding liquidating distributions to shareholders were completed on July 24, 2018.

Industry Summary at June 30, 2018 (Unaudited)

Banks	14.4%
Oil, Gas & Consumable Fuels	7.8
Pharmaceuticals	7.3
Health Care Providers & Services	5.7
Insurance	5.4
Aerospace & Defense	4.4
Electric Utilities	4.1
Health Care Equipment & Supplies	4.1
Software	4.0
Media	3.6
Electrical Equipment	2.9
Capital Markets	2.7
Consumer Finance	2.4
Energy Equipment & Services	2.4
Communications Equipment	2.1
REITs—Diversified	2.0
Other Investments, less than 2% each	23.6

Total Investments	98.9
Other assets less liabilities	1.1

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds II

By:	/s/ David Giunta
Name:	David Giunta
Title:	Chief Executive Officer
Date:	August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David Giunta
Name:	David Giunta
Title:	Chief Executive Officer
Date:	August 21, 2018

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	August 21, 2018